Oppenheimer International Value Fund

6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL OPP (225.5677)

Statement of Additional Information dated June 25, 2004, revised February 2, 2005

This Statement of Additional  Information is not a prospectus.  This document  contains  additional  information  about the Fund and  supplements  information  in the  Prospectus  dated  June 25,  2004.  It should be read together with the
Prospectus,  which may be obtained by writing to the Fund's  Transfer  Agent,  OppenheimerFunds  Services,  at P.O. Box
5270,  Denver,  Colorado 80217, by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

Contents                                                                                         Page

About the Fund

About Your Account

Financial Information About the Fund

ABOUT The FUnd

Additional Information About the Fund's Investment Policies and Risks

The investment  objective,  the principal  investment  policies and the main risks of the Fund are described in the
Prospectus.  The Prospectus also describes certain  non-principal  investment  strategies and risks. This Statement of  Additional  Information  contains  supplemental  information  about those  policies  and risks and the types of securities that the Fund's investment  Manager,  OppenheimerFunds,  Inc. (the "Manager"),  can select for the Fund.
Additional  information  is also  provided  about  other  strategies  that the Fund may use to try to  achieve  its objective.

The Fund's Investment  Policies.  The composition of the Fund's holdings and the techniques and strategies that the
Manager  may use in  selecting  portfolio  securities  will vary over  time.  The Fund is not  required  to use the investment  techniques and  strategies  described  below at all times in seeking its objective.  It may use some of the special investment techniques and strategies at some times or not at all.

         |X|  Investments  in Stocks and Other Equity  Securities.  The Fund focuses its  investments  primarily in common  stocks of foreign  companies,  but it can invest in other  equity  securities.  Equity  securities  include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock.

         Current income is not a criterion used to select portfolio  securities.  However,  certain debt securities can be selected for the Fund.  The Fund can also buy debt  securities  that the Manager  believes  might offer some opportunities for capital appreciation, including convertible securities as discussed below.

         Securities of newer growth  companies  might offer greater  opportunities  for capital  appreciation  than securities  of large,  more  established  companies.  However,  these  securities  also involve  greater risks than securities of more established companies.

         The Fund does not limit its  investments in equity  securities to issuers  having a market  capitalization of a specified  size or range,  and therefore may invest in  securities  of small-,  mid- and  large-capitalization issuers.  At times,  the Fund may have  substantial  amounts of its assets invested in securities of issuers in one or more  capitalization  ranges,  based upon the Manager's  use of its  investment  strategies  and its judgment of where the best market opportunities are to seek the Fund's objective.

         At times,  the market may favor or disfavor  securities of issuers of a particular  capitalization  range.
Securities  of small- or  mid-capitalization  issuers may be subject to greater  price  volatility  in general than securities of larger  companies.  Therefore,  if the Fund has  substantial  investments  in smaller  capitalization companies at times of market  volatility,  the Fund's share price may fluctuate more than that of funds focusing on larger capitalization issuers.

         |X|  Convertible  Securities.  Convertible  securities are debt securities  that are  convertible  into an issuer's common stock.  Convertible  securities rank senior to common stock in a  corporation's  capital  structure and therefore are subject to less risk than common stock in case of the issuer's bankruptcy or liquidation.
         The value of a convertible  security is a function of its "investment  value" and its "conversion  value."
If the investment value exceeds the conversion  value, the security will behave more like a debt security,  and the security's  price will likely  increase  when interest  rates fall and decrease  when  interest  rates rise. If the conversion  value exceeds the  investment  value,  the security will behave more like an equity  security:  it will likely sell at a premium over its conversion  value,  and its price will tend to fluctuate  directly with the price of the  underlying  security.  Convertible  securities  are  subject  to  credit  risks and  interest  rate risk as discussed below under "Investing in Debt Securities."

         While many  convertible  securities are a form of debt security,  in some cases their  conversion  feature
(allowing  conversion into equity  securities)  causes the Manager to regard them more as "equity  equivalents." In those cases, the credit rating assigned to the security has less impact on the Manager's  investment  decision than in the case of  non-convertible  fixed income  securities.  To determine whether  convertible  securities should be regarded as "equity equivalents," the Manager examines the following factors:
(1)      whether,  at the option of the investor,  the convertible  security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)      whether the issuer of the  convertible  securities  has restated its earnings per share of common stock on a fully diluted basis (considering the effect of conversion of the convertible securities), and
(3)      the extent to which the  convertible  security  may be a  defensive  "equity  substitute,"  providing  the ability to participate in any appreciation in the price of the issuer's common stock.

         |X|  Rights and  Warrants.  The Fund can invest up to 5% of its total  assets in warrants or rights.  That
5% limit does not apply to warrants  and rights the Fund has  acquired as part of units of  securities  or that are attached to other securities that the Fund buys.

         Warrants  basically  are options to purchase  equity  securities  at specific  prices valid for a specific period of time.  Their  prices do not  necessarily  move  parallel  to the  prices  of the  underlying  securities.
Rights are similar to warrants,  but normally have a short duration and are  distributed  directly by the issuer to its  shareholders.  Rights and  warrants  have no voting  rights,  receive  no  dividends  and have no rights  with respect to the assets of the issuer.

         |X|  Preferred  Stocks.  Preferred  stocks are  equity  securities  but have  certain  attributes  of debt securities.  Preferred  stock,  unlike common  stock,  has a stated  dividend  rate payable from the  corporation's earnings.  Preferred  stock  dividends  may be  cumulative  or  non-cumulative,  participating,  or  auction  rate.
"Cumulative"  dividend  provisions  require all or a portion of prior unpaid dividends to be paid before the issuer can pay dividends on common shares.

         If interest rates rise, the fixed dividend on preferred stocks may be less  attractive,  causing the price of  preferred  stocks  to  decline.  Preferred  stocks  may have  mandatory  sinking  fund  provisions,  as well as provisions  for their call or redemption  prior to maturity  which can have a negative  effect on their prices when interest rates decline.  Preferred  stock may be  "participating"  stock,  which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

         Preferred  stocks are equity  securities  because  they do not  constitute  a liability  of the issuer and therefore  do not offer the same  degree of  protection  of capital as debt  securities  and may not offer the same degree of assurance of continued  income as debt  securities.  The rights of preferred  stock on  distribution of a corporation's  assets in the event of its  liquidation  are generally  subordinate to the rights  associated with a corporation's  debt  securities.  Preferred stock generally has a preference over common stock on the  distribution of a corporation's assets in the event of its liquidation.

|X|      Foreign Securities.  "Foreign  securities" include equity and debt securities of companies organized under the laws of countries  other than the United States and of  governments  other than the U.S.  government.  "Foreign securities" also include  securities of companies  (including those that are located in the U.S. or organized under
U.S. law) that derive a significant  portion of their revenue or profits from foreign  businesses,  investments  or sales,  or that have a  significant  portion of their  assets  abroad.  Those  securities  may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

         Securities of foreign issuers that are represented by American  Depository  Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter  markets, and foreign currencies,  are considered
"foreign  securities"  for the  purpose  of the  Fund's  investment  allocations.  They are  subject to some of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

         The amount of the Fund's assets  invested in securities of issuers in a particular  country will vary over time,  based upon the Manager's  evaluation of the  investment  merits of particular  issuers as well as the market and economic  conditions in a particular  country or region.  Factors that might be considered  could include,  for example,  a country's  balance of payments,  inflation rate,  economic  self-sufficiency,  and social and political factors.

         Because the Fund may  purchase  securities  denominated  in foreign  currencies,  a change in the value of such  foreign  currency  against  the U.S.  dollar  will  result in a change in the  amount of income  the Fund has available  for  distribution.  Because a portion  of the  Fund's  investment  income  may be  received  in  foreign currencies,  the Fund will be required to compute its income in U.S. dollars for distribution to shareholders,  and therefore  the Fund  will  absorb  the cost of  currency  fluctuations.  After  the  Fund has  distributed  income, subsequent  foreign currency losses may result in the Fund's having  distributed more income in a particular fiscal period that was available from investment income, which could result in a return of capital to shareholders.

         Investing  in foreign  securities  offers  potential  benefits  not  available  from  investing  solely in securities of domestic  issuers.  They include the  opportunity  to invest in foreign  issuers that appear to offer growth  potential,  or in foreign  countries with economic  policies or business cycles different from those of the
U.S., or to reduce  fluctuations in portfolio  value by taking  advantage of foreign stock markets that do not move in a manner parallel to U.S. markets.

o        Risks of Foreign  Investing.  Investments  in  foreign  securities  may offer  special  opportunities  for investing but also present special additional risks and  considerations  not typically  associated with investments in domestic securities. Some of these additional risks are:
o        reduction of income by foreign taxes;
o        fluctuation in value of foreign  investments  due to changes in currency rates,  currency  devaluations or currency control regulations (for example, currency blockage);
o        transaction charges for currency exchange;
o        lack of public information about foreign issuers;
o        lack of uniform accounting,  auditing and financial  reporting  standards in foreign countries  comparable to those applicable to domestic issuers;
o        less volume on foreign exchanges than on U.S. exchanges;
o        greater volatility and less liquidity on foreign markets than in the U.S.;
o        less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o        foreign exchange contracts;
o        greater difficulties in commencing lawsuits;
o        higher brokerage commission rates than in the U.S.;
o        increased risks of delays in settlement of portfolio  transactions  or loss of certificates  for portfolio securities;
o        foreign withholding taxes on interest and dividends;
o        possibilities  in some countries of  expropriation,  nationalization,  confiscatory  taxation,  political, financial or social instability or adverse diplomatic developments; and
o        unfavorable differences between the U.S. economy and foreign economies.

         In the past, U.S.  government  policies have discouraged  certain  investments  abroad by U.S.  investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

o        Special  Risks of  Emerging  Markets.  Emerging  and  developing  markets  abroad may also  offer  special opportunities  for investing but have greater risks than more developed  foreign markets,  such as those in Europe,
Canada,  Australia,  New Zealand and Japan.  There may be even less  liquidity  in their  securities  markets,  and settlements of purchases and sales of securities may be subject to additional  delays.  They are subject to greater risks of limitations on the  repatriation of income and profits because of currency  restrictions  imposed by local governments.  Those countries may also be subject to the risk of greater political and economic instability,  which can greatly affect the volatility of prices of securities in those countries.

|X|      Passive Foreign  Investment  Companies.  Some securities of corporations  domiciled outside the U.S. which the Fund may purchase,  may be considered  passive  foreign  investment  companies  ("PFICs")  under U.S. tax laws.
PFICs are those foreign  corporations which generate primarily passive income.  They tend to be growth companies or
"start-up"  companies.  For  federal tax  purposes,  a  corporation  is deemed a PFIC if 75% or more of the foreign corporation's  gross  income for the income year is passive  income or if 50% or more of its assets are assets that produce or are held to produce  passive  income.  Passive income is further  defined as any income to be considered foreign personal holding company income within the subpart F provisions defined by IRCss.954.

         Investing in PFICs  involves the risks  associated  with  investing  in foreign  securities,  as described above.  There are also the risks that the Fund may not realize that a foreign  corporation  it invests in is a PFIC for federal tax purposes.  Federal tax laws impose severe tax penalties for failure to properly  report  investment income from PFICs.  Following  industry  standards,  the Fund makes every effort to ensure  compliance with federal tax  reporting  of these  investments.  PFICs are  considered  foreign  securities  for the  purposes of the Fund's minimum percentage requirements or limitations of investing in foreign securities.

Portfolio  Turnover.  "Portfolio  turnover"  describes the rate at which the Fund traded its  portfolio  securities during its previous fiscal year. For example,  if a fund sold all of its securities  during the year, its portfolio turnover rate would have been 100%.  The Fund's  portfolio  turnover rate will fluctuate from year to year, and the
Fund can have a portfolio  turnover rate of 100% or more.  Increased  portfolio  turnover  creates higher brokerage and transaction  costs for the Fund,  which may reduce its overall  performance.  Additionally,  the realization of capital gains from selling  portfolio  securities may result in distributions of taxable long-term capital gains to shareholders,  since the Fund will  normally  distribute  all of its capital  gains  realized  each year,  to avoid excise taxes under the Internal  Revenue Code. As a result of the Fund's dynamic asset  allocation  model, the Fund may have a higher portfolio turnover rate than other mutual funds.

Other  Investment  Techniques  and  Strategies.  In seeking its  objective,  the Fund may from time to time use the types of investment  strategies and investments  described below. It is not required to use all of these strategies at all times and at times may not use them.

|X|      Investing  in Small,  Unseasoned  Companies.  The Fund can  invest  in  securities  of  small,  unseasoned companies.  These are  companies  that have been in operation for less than three years,  including the  operations of any  predecessors.  Securities of these companies may be subject to volatility in their prices.  They might have a limited  trading market,  which could  adversely  affect the Fund's ability to dispose of them and can reduce the price  the  Fund  might be able to  obtain  for  them.  Other  investors  that own a  security  issued  by a small, unseasoned  issuer for which there is limited  liquidity  might trade the security  when the Fund is  attempting to dispose of its holdings of that  security.  In that case the Fund might receive a lower price for its holdings than might  otherwise be  obtained.  The Fund has no limit on the amount of its net assets that may be invested in those securities.

|X|      Investing in Debt  Securities.  While the Fund does not invest for the purpose of seeking  current income, at times the Fund can invest in debt securities,  including the convertible  debt securities  described above under the  description  of equity  investments.  Debt  securities  also can be selected  for  investment  by the Fund for defensive  purposes,  as described  below.  For example,  when the stock market is volatile,  or when the portfolio manager  believes that growth  opportunities  in stocks are not attractive,  certain debt securities  might provide not only offer defensive opportunities but also some opportunities for capital appreciation.

         The Fund's debt investments can include  corporate bonds and notes of foreign or U.S.  companies,  as well as U.S. and foreign  government  securities.  It is not expected  that this will be a  significant  strategy of the
Fund under normal  market  circumstances.  Foreign debt  securities  are subject to the risks of foreign  investing described  above.  In general,  domestic and foreign  fixed- income  securities  are also subject to two additional types of risk: credit risk and interest rate risk.

o        Credit Risk. Some of the special credit risks of debt  securities are discussed in the Prospectus.  Credit risk relates to the ability of the issuer to meet  interest or  principal  payments or both as they become due. For lower-grade  debt securities  there is a greater risk that the issuer may default on its obligation to pay interest or to repay  principal  than in the case of investment  grade  securities.  The issuer's low  creditworthiness  may increase  the  potential  for its  insolvency.  An overall  decline in values in the high yield bond market is also more likely during a period of a general economic  downturn.  An economic downturn or an increase in interest rates could severely  disrupt the market for high yield bonds,  adversely  affecting the values of  outstanding  bonds as well as the ability of issuers to pay interest or repay principal.  In the case of foreign high yield bonds,  these risks are in addition to the special risks of foreign  investing  discussed in the Prospectus and in this Statement of Additional Information.

         However,  the Fund's  limitations  on buying these  investments  may reduce the risks to the Fund, as will the Fund's policy of diversifying  its investments.  Additionally,  to the extent they can be converted into stock, convertible  securities  may be less subject to some of these risks than  non-convertible  high yield bonds,  since stock may be more liquid and less affected by some of these risk factors.

o        Interest Rate Risk.  Interest rate risk refers to the  fluctuations  in value of  fixed-income  securities resulting  from the inverse  relationship  between price and yield.  For example,  an increase in general  interest rates will tend to reduce the market value of  already-issued  fixed-income  investments,  and a decline in general interest rates will tend to increase their value. In addition,  debt securities with longer maturities,  which tend to have higher yields,  are subject to  potentially  greater  fluctuations  in value from changes in interest rates than obligations with shorter maturities.

         Fluctuations in the market value of fixed-income  securities  after the Fund buys them will not affect the interest  income  payable on those  securities  (unless the  security  pays  interest at a variable  rate pegged to interest rate changes).  However,  those price  fluctuations will be reflected in the valuations of the securities, and therefore the Fund's net asset values will be affected by those fluctuations.

o        Special  Risks of  Lower-Grade  Securities.  The Fund  can  invest  in  higher-yielding  lower-grade  debt securities (that is, securities below investment  grade).  "Investment grade securities" refers to securities rated in the four  highest  rating  categories  of Moody's  Investors  Service  ("Moody's"),  Standard  & Poor's  Ratings
Services,  a division of The McGraw-Hill  Companies,  Inc.  ("Standard and Poor's") and Fitch, Inc.  ("Fitch"),  or
having equivalent ratings from other nationally  recognized rating agencies or, in the case of unrated  securities, comparable ratings assigned to a security by the Manager.

         "Lower-grade"  debt  securities are those rated below  "investment  grade," which means they have a rating lower  than  "Baa" by  Moody's  or lower  than  "BBB" by  Standard  & Poor's or Fitch or  similar  ratings by other nationally recognized rating organizations.

         The Fund can invest in  securities  rated as low as "C" or "D" or which are in default  when the Fund buys them.  Securities  rated "Baa" by Moody's or "BBB" by Standard & Poor's are considered  investment grade but may be subject to greater  market  fluctuations  and risks of loss of income and principal than  higher-grade  securities.
They may be  considered to have  speculative  elements.  Definitions  of the debt  security  ratings  categories of
Moody's, Standard & Poor's and Fitch are included in Appendix A to this Statement of Additional Information.

         The Fund can also buy unrated  securities to which the Manager  assigns a rating based upon its evaluation of the yield and risks of comparable  rated  securities.  The Fund is not obligated to dispose of a security if the rating is reduced  after the Fund buys the  security,  but the Manager will monitor  those  securities to determine whether they should be retained in the Fund's portfolio.

|X|      Investing  in  Cyclical  Opportunities.  The Fund  might  also seek to take  advantage  of  changes in the business  cycle by investing in companies  that are  sensitive to those  changes if the Manager  believes they have growth potential. For example, when the economy is expanding,
companies  in  the  consumer   durables  and  technology   sectors  might  benefit  and  present  long-term  growth
opportunities.  The Fund focuses on seeking growth over the long term but might seek to take tactical  advantage of short-term  market movements or events  affecting  particular  issuers or industries.  There is the risk that those securities can lose value when the issuer or industry is out of favor in the business cycle.

         |X|  Repurchase  Agreements.  The Fund can acquire securities subject to repurchase  agreements.  It might do so for liquidity  purposes to meet  anticipated  redemptions  of Fund shares,  or pending the  investment of the proceeds  from sales of Fund  shares,  or pending the  settlement  of  portfolio  securities  transactions,  or for defensive purposes.

         In a  repurchase  transaction,  the Fund  buys a  security  from,  and  simultaneously  resells  it to, an approved  vendor for delivery on an  agreed-upon  future date.  The resale price  exceeds the purchase  price by an amount that reflects an agreed-upon  interest rate  effective for the period during which the repurchase  agreement is in effect.  Approved vendors include U.S.  commercial  banks,  U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government  securities.  They must meet credit  requirements set by the Manager from time to time.

         The majority of these  transactions  run from day to day, and  delivery  pursuant to the resale  typically occurs  within one to five days of the  purchase.  Repurchase  agreements  having a maturity  beyond seven days are subject to the Fund's policy limits on holding  illiquid  investments,  described below. The Fund cannot enter into a repurchase  agreement that causes more than 10% of its net assets to be subject to repurchase  agreements  having a maturity  beyond  seven  days.  There is no limit on the  amount of the Fund's net assets  that may be subject to repurchase agreements having maturities of seven days or less.

         Repurchase  agreements,  considered  "loans" under the Investment  Company Act, are  collateralized by the underlying security.  The Fund's repurchase  agreements require that at all times while the repurchase agreement is in effect,  the value of the  collateral  must  equal or exceed the  repurchase  price to fully  collateralize  the repayment  obligation.  However,  if the vendor fails to pay the resale price on the  delivery  date,  the Fund may incur costs in disposing of the  collateral  and may  experience  losses if there is any delay in its ability to do
so. The Manager will  monitor the vendor's  creditworthiness  to confirm that the vendor is  financially  sound and will continuously monitor the collateral's value.

              Pursuant to an Exemptive Order issued by the Securities and Exchange  Commission  ("SEC"),  the Fund,
along with other  affiliated  entities  managed by the Manager,  may transfer  uninvested cash balances into one or more joint repurchase accounts.  These balances are invested in one or more repurchase agreements,  secured by U.S.
government  securities.  Securities  that  are  pledged  as  collateral  for  repurchase  agreements  are held by a custodian bank until the agreements  mature.  Each joint repurchase  arrangement  requires that the market value of the collateral be sufficient to cover payments of interest and principal;  however,  in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

         |X|  Illiquid and  Restricted  Securities.  Under the policies and  procedures  established  by the Fund's
Board of Trustees,  the Manager determines the liquidity of certain of the Fund's  investments.  To enable the Fund to sell its holdings of a restricted  security not registered  under the applicable  securities  laws, the Fund may have to cause  those  securities  to be  registered.  The  expenses of  registering  restricted  securities  may be negotiated  by the Fund  with the  issuer  at the time the Fund buys the  securities.  When the Fund  must  arrange registration  because the Fund wishes to sell the security,  a considerable  period may elapse between the time the decision is made to sell the security and the time the security is  registered  so that the Fund could sell it. The
Fund would bear the risks of any downward price fluctuation during that period.

         The Fund can also  acquire  restricted  securities  through  private  placements.  Those  securities  have contractual  restrictions on their public resale.  Those  restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

         The Fund has limitations  that apply to purchases of restricted  securities,  as stated in the Prospectus.
Those  percentage  restrictions  do not limit  purchases  of  restricted  securities  that are eligible for sale to qualified  institutional  purchasers  under Rule 144A of the Securities Act of 1933, if those  securities have been determined to be liquid by the Manager under  Board-approved  guidelines.  Those  guidelines  take into account the trading  activity for such securities and the availability of reliable  pricing  information,  among other factors.
If there is a lack of trading  interest in a particular  Rule 144A security,  the Fund's  holdings of that security may be considered to be illiquid.

         Illiquid  securities  include  repurchase  agreements  maturing in more than seven days and  participation interests that do not have puts exercisable within seven days.

              |   Borrowing.  The Fund has the  ability to borrow  from banks on an  unsecured  basis to invest the borrowed  funds in  portfolio  securities.  This  speculative  technique is known as  "leverage."  The Fund may not borrow  money,  except to the  extent  permitted  under  the  Investment  Company  Act,  the  rules or  regulations thereunder or any exemption  therefrom that is applicable to the Fund, as such statute,  rules or  regulations  may be amended or interpreted from time to time.

         Notwithstanding  interfund  borrowing  described  below,  currently,  under the Investment  Company Act, a mutual  fund may  borrow  only from banks and the  maximum  amount it may  borrow is up to  one-third  of its total assets  (including the amount borrowed),  less all liabilities and indebtedness  other than borrowing except that a fund may  borrow  up to 5% of its total  assets  for  temporary  purposes  from any  person.  Under the  Investment
Company Act,  there is a  rebuttable  presumption  that a loan is temporary if it is repaid  within 60 days and not extended or renewed.  During  periods of  substantial  borrowings,  the value of the Fund's assets would be reduced due to the added expense of interest on borrowed monies.

         If the value of a Fund's assets,  so computed,  should fail to meet the 300% asset  coverage  requirement, the Fund is required,  within three days  thereafter (not including  Sundays and holidays)  reduce its bank debt to the extent  necessary to meet such  requirement  and may have to sell a portion of its  investments  at a time when independent  investment  judgment  would not dictate such sale.  Interest on money  borrowed is an expense the Fund would not otherwise  incur,  so that it may have little or no net  investment  income during periods of substantial borrowings.  If it does borrow,  its expenses  will be greater,  other things being equal,  than  comparable  funds that do not borrow.  Since  substantially all of a Fund's assets fluctuate in value, but borrowing  obligations are fixed when the Fund has outstanding  borrowings,  the net asset value per share of a Fund correspondingly will tend to increase  and decrease  more when the Fund's  assets  increase or decrease in value than would  otherwise be the case.

|X|      Interfund Borrowing and Lending  Arrangements.  Consistent with its investment policies and pursuant to an exemptive  order  issued by the SEC, the Fund may engage in borrowing  and lending  activities  with other funds in the  OppenheimerFunds  complex.  Borrowing money from  affiliated  funds may afford the Fund the flexibility to use the most  cost-effective  alternative to satisfy its borrowing  requirements.  Lending money to an affiliated  fund may allow the Fund to obtain a higher rate of return than it could from interest  rates on  alternative  short-term investments.  Implementation  of interfund  lending is being  accomplished  consistent with  applicable  regulatory requirements, including the provisions of the SEC order.

o        Interfund  Borrowing.  The Fund will not borrow from  affiliated  funds unless the terms of the  borrowing arrangement  are at least as  favorable as the terms the Fund could  otherwise  negotiate  with a third  party.  To assure that the Fund will not be disadvantaged by borrowing from an affiliated fund,  certain  safeguards are being implemented.  Examples of these safeguards include the following:
o        the Fund will not borrow  money from  affiliated  funds unless the interest  rate is more  favorable  than available bank loan rates;
o        the  Fund's  borrowing  from  affiliated  funds  must be  consistent  with its  investment  objective  and investment policies;
o        the loan rates will be the  average of the  overnight  repurchase  agreement  rate  available  through the
                      OppenheimerFunds  joint repurchase  agreement account and a pre-established  formula based on quotations  from  independent  banks to  approximate  the lowest  interest rate at which bank loans would be available to the Fund;
o        if the Fund has outstanding  borrowings  from all sources  greater than 10% of its total assets,  then the
                      Fund must secure each additional  outstanding  interfund loan by segregating liquid assets of the Fund as collateral;
o        the Fund  cannot  borrow  from an  affiliated  fund in  excess of 125% of its  total  redemptions  for the preceding seven days;
o        each interfund loan may be repaid on any day by the Fund; and
o        the Trustees  will be provided  with a report of all  interfund  loans and the  Trustees  will monitor all such borrowings to ensure that the Fund's participation is appropriate.

         There  is a risk  that a  borrowing  fund  could  have  a  loan  called  on  one  days'  notice.  In  that circumstance,  the Fund  might  have to  borrow  from a bank at a higher  interest  cost if money to lend  were not available from another Oppenheimer fund.

o        Interfund  Lending.  To assure  that the Fund will not be  disadvantaged  by  making  loans to  affiliated funds, certain safeguards are being implemented. Examples of these safeguards include the following:

o        the Fund will not lend money to  affiliated  funds unless the interest  rate on such loan is determined to be reasonable under the circumstances;
o        the Fund may not make interfund loans in excess of 15% of its net assets;
o        an interfund loan to any one affiliated fund shall not exceed 5% of the Fund's net assets;
o        an interfund loan may not be outstanding for more than seven days;
o        each interfund loan may be called on one business day's notice; and
o        the Manager  will  provide the  Trustees  reports on all  interfund  loans  demonstrating  that the Fund's participation  is appropriate and that the loan is consistent with its investment  objectives and policies.

         When the  Fund  lends  assets  to  another  affiliated  fund,  the Fund is  subject  to the risk  that the borrowing fund might fail to repay the loan.

|X|      Loans of Portfolio  Securities.  To raise cash for  liquidity  purposes,  the Fund can lend its  portfolio securities  to  brokers,  dealers  and other  types of  financial  institutions  approved  by the  Fund's  Board of
Trustees.  Consistent  with  applicable  regulatory  requirements,  the Fund may lend its  portfolio  securities in amounts up to 33 1/3% of total  assets,  however the Board of Trustees has limited these loans to not more than 25%
of the value of the Fund's total assets.

         There  are some  risks in  connection  with  securities  lending.  The Fund  might  experience  a delay in receiving  additional  collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults.  The Fund must receive collateral for a loan. Under current  applicable  regulatory  requirements  (which are  subject to  change),  on each  business  day the loan  collateral  must be at least  equal to the value of the loaned  securities.  It must consist of cash,  bank letters of credit,  securities  of the U.S.  government  or its agencies  or  instrumentalities,  or other  cash  equivalents  in which  the Fund is  permitted  to  invest.  To be acceptable  as  collateral,  letters of credit  must  obligate a bank to pay  amounts  demanded  by the Fund if the demand  meets the  terms of the  letter.  The terms of the  letter  of  credit  and the  issuing  bank both must be satisfactory to the Fund.

         When it lends  securities,  the Fund  receives  amounts  equal to the  dividends  or  interest  on  loaned securities.  It also  receives  one or more of (a)  negotiated  loan  fees,  (b)  interest  on  securities  used as collateral,  and (c) interest on any short-term debt securities  purchased with such loan collateral.  Each type of
interest  may  be  shared  with  the  borrower.   The  Fund  may  also  pay  reasonable  finders',   custodian  and
administrative  fees in  connection  with these  loans.  The terms of the Fund's loans must meet  applicable  tests under the Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities  on five days' notice or in time to vote on any important matter.

|X|      Derivatives.  The Fund can invest in a variety of  derivative  investments  to seek  income for  liquidity needs or for  speculative  or  hedging  purposes.  Some  derivative  investments  the Fund can use are the  hedging instruments described below in this Statement of Additional Information.

         Some of the derivative  investments  the Fund can use include "debt  exchangeable  for common stock" of an issuer or  "equity-linked  debt  securities" of an issuer.  At maturity,  the debt security is exchanged for common stock of the issuer or it is payable in an amount  based on the price of the  issuer's  common stock at the time of maturity.  Both  alternatives  present a risk that the amount  payable at maturity  will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Manager expected.

|X|      Hedging.  The Fund can use  hedging  instruments,  although  it is not  required  to do so in seeking  its objective.  To attempt to protect against declines in the market value of the Fund's  holdings,  to permit the Fund to retain  unrealized gains in the value of portfolio  holdings which have  appreciated,  or to facilitate  selling securities for investment reasons, the Fund could:
o        sell futures contracts,
o        buy puts on futures or on securities, or
o        write  covered calls on  securities  or futures.  Covered  calls can also be used to seek income,  but the
                  Manager does not expect to engage extensively in that practice.

         The Fund might use  hedging to  establish a position in the  securities  market as a temporary  substitute for  purchasing  particular  securities.  In that case, the Fund would normally seek to purchase the securities and then  terminate  that hedging  position.  The Fund might also use this type of hedge to attempt to protect  against the possibility that its portfolio  securities would not be fully included in a rise in value of the market.  To do so the Fund could:
o        buy futures, or
o        buy calls on such futures or on securities.

         The Fund's  strategy  of hedging  with  futures and options on futures  will be  incidental  to the Fund's activities  in the  underlying  cash market.  The  particular  hedging  instruments  the Fund can use are described below.  The Fund may employ new hedging  instruments  and strategies when they are developed,  if those  investment methods are consistent  with the Fund's  investment  objective and are  permissible  under  applicable  regulations governing the Fund.

o        Futures.  The Fund can buy and sell futures  contracts that relate to (1) broad-based stock indices (these are referred to as "stock index  futures"),  (2) an individual  stock  ("single stock  futures"),  (3) bond indices
(these are referred to as "bond index  futures"),  (4) debt  securities  (these are  referred to as "interest  rate futures"), and (5) foreign currencies (these are referred to as "forward contracts").

         A  broad-based  stock index is used as the basis for trading  stock  index  futures.  An index may in some cases be based on stocks of  issuers  in a  particular  industry  or group of  industries.  A stock  index  assigns relative values to the common stocks  included in the index and its value  fluctuates in response to the changes in value of the  underlying  stocks.  A stock index  cannot be  purchased  or sold  directly.  Bond index  futures are similar  contracts based on the future value of the basket of securities  that comprise the index.  These contracts obligate the seller to deliver,  and the  purchaser to take,  cash to settle the futures  transaction.  There is no delivery  made of the  underlying  securities  to settle the futures  obligation.  Either party may also settle the transaction by entering into an offsetting contract.

          An interest  rate future  obligates  the seller to deliver (and the purchaser to take cash or a specified type of debt  security  to settle the  futures  transactions.  Either  party  could  also enter into an  offsetting contract to close out the position.

         Similarly,  a single stock future  obligates  the seller to deliver (and the  purchaser to take) cash or a specified  equity  security to settle the futures  transaction.  Either  party could also enter into an  offsetting contract to close out the  position.  Single  stock  futures  trade on a very  limited  number of  exchanges,  with contracts typically not fungible among the exchanges.

         No money is paid or  received  by the Fund on the  purchase  or sale of a  future.  Upon  entering  into a futures  transaction,  the Fund will be required to deposit an initial margin  payment with the futures  commission merchant (the "futures  broker").  Initial margin  payments will be deposited with the Fund's  custodian bank in an account registered in the futures broker's name.  However,  the futures broker can gain access to that account only under  specified  conditions.  As the  future  is  marked to market  (that  is,  its value on the  Fund's  books is changed) to reflect changes in its market value,  subsequent  margin  payments,  called variation  margin,  will be paid to or by the futures broker daily.

         At any time prior to expiration  of the future,  the Fund may elect to close out its position by taking an opposite  position,  at which time a final  determination  of variation margin is made and any additional cash must be  paid by or  released  to the  Fund.  Any  loss or gain on the  future  is then  realized  by the  Fund  for tax purposes.  All futures  transactions,  except forward  contracts,  are effected through a clearinghouse  associated with the exchange on which the contracts are traded.

o        Put and Call  Options.  The Fund can buy and sell certain  kinds of put options  ("puts") and call options
("calls"). The Fund can buy and sell exchange-traded and over-the counter put and call options,  including index options,  securities options,  currency options,  and options on the other types of futures described above.

o        Writing  Covered Call Options.  The Fund can write (that is, sell) calls. If the Fund sells a call option, it must be covered.  That means the Fund must own the security  subject to the call while the call is  outstanding, or, for  certain  types of calls,  the call may be  covered by  identifying  liquid  assets on the Fund's  books to enable the Fund to satisfy its  obligations  if the call is exercised.  Up to 25% of the Fund's total assets may be subject to calls the Fund writes.

         When the Fund  writes a call on a  security,  it receives  cash (a  premium).  The Fund agrees to sell the underlying  security to a purchaser of a corresponding  call on the same security during the call period at a fixed exercise  price  regardless  of market price  changes  during the call period.  The call period is usually not more than nine months.  The exercise  price may differ from the market price of the  underlying  security.  The Fund has the risk of loss that the price of the  underlying  security may decline  during the call period.  That risk may be offset to some extent by the  premium the Fund  receives.  If the value of the  investment  does not rise above the call price,  it is likely that the call will lapse  without being  exercised.  In that case the Fund would keep the cash premium and the investment.

         When  the  Fund  writes  a call on an  index,  it  receives  cash (a  premium).  If the  buyer of the call exercises  it, the Fund will pay an amount of cash equal to the  difference  between the closing  price of the call and the exercise price,  multiplied by the specified  multiple that determines the total value of the call for each point of difference.  If the value of the underlying  investment  does not rise above the call price,  it is likely that the call will lapse without being exercised.  In that case the Fund would keep the cash premium.

         The Fund's custodian,  or a securities depository acting for the custodian,  will act as the Fund's escrow agent,  through the facilities of the Options  Clearing  Corporation  ("OCC"),  as to the  investments on which the
Fund has written  calls traded on exchanges or as to other  acceptable  escrow  securities.  In that way, no margin will be required for such  transactions.  OCC will release the  securities on the  expiration of the option or when the Fund enters into a closing transaction.

         If the Fund writes an  over-the-counter  ("OTC") option,  it will enter into an arrangement with a primary
U.S.  government  securities  dealer which will  establish a formula price at which the Fund will have the absolute right to  repurchase  that OTC  option.  The  formula  price will  generally  be based on a multiple of the premium received  for the  option,  plus the  amount  by which the  option is  exercisable  below the  market  price of the underlying  security  (that is, the option is "in the money").  If the Fund writes an OTC option,  it will treat as illiquid (for purposes of its  restriction on holding  illiquid  securities)  the  mark-to-market  value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

         To terminate its  obligation  on a call it has written,  the Fund may purchase a  corresponding  call in a
"closing  purchase  transaction."  The Fund will then realize a profit or loss,  depending  upon whether the net of the amount of the option  transaction  costs and the  premium  received  on the call the Fund wrote is more or less than the price of the call the Fund  purchases to close out the  transaction.  The Fund may realize a profit if the call expires  unexercised,  because the Fund will retain the  underlying  security and the premium it received when it wrote the call.  Any such profits are considered short-term capital gains for federal income tax  purposes,  as are the  premiums  on lapsed  calls.  When  distributed  by the Fund they are  taxable as ordinary  income.  If the Fund cannot effect a closing  purchase  transaction due to the lack of a market,  it will have to hold the callable securities until the call expires or is exercised.

         The Fund may also write calls on a futures  contract  without  owning the futures  contract or  securities deliverable  under  the  contract.  To do so,  at the time the call is  written,  the Fund  must  cover the call by identifying on its books an equivalent  dollar amount of liquid assets.  The Fund will identify  additional  liquid assets on the Fund's  books if the value of the  identified  assets  drops below 100% of the  current  value of the future.  Because of this  segregation  requirement,  in no  circumstances  would the Fund's  receipt of an exercise notice as to that future  require the Fund to deliver a futures  contract.  It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

o        Writing Put Options.  The Fund can sell put options.  A put option on  securities  gives the purchaser the right to sell,  and the writer the  obligation to buy, the  underlying  investment at the exercise price during the option  period.  The Fund will not write puts if, as a result,  more than 50% of the  Fund's  net  assets  would be required to be identified on the Fund's books to cover such put options.

         If the Fund writes a put, the put must be covered by liquid assets  identified  on the Fund's  books.  The premium  the Fund  receives  from  writing  a put  represents  a  profit,  as long as the  price of the  underlying investment  remains  equal  to or above  the  exercise  price  of the put.  However,  the  Fund  also  assumes  the obligation  during the option  period to buy the  underlying  investment  from the buyer of the put at the exercise price,  even if the value of the investment  falls below the exercise  price. If a put the Fund has written expires unexercised,  the Fund realizes a gain in the amount of the premium less the  transaction  costs  incurred.  If the put is  exercised,  the Fund must fulfill its  obligation  to purchase the  underlying  investment  at the exercise price.  That price will usually  exceed the market value of the  investment  at that time.  In that case,  the Fund may incur a loss if it sells the  underlying  investment.  That loss will be equal to the sum of the sale  price of the underlying  investment and the premium  received minus the sum of the exercise price and any transaction  costs the Fund incurred.

         When writing a put option on a security,  to secure its obligation to pay for the underlying  security the
Fund will  identify on its books  liquid  assets with a value equal to or greater  than the  exercise  price of the underlying  securities.  The Fund therefore  forgoes the opportunity of investing the identified  assets or writing calls against those assets.

         As long as the Fund's  obligation as the put writer  continues,  it may be assigned an exercise  notice by the  broker-dealer  through  which the put was sold.  That  notice will  require  the Fund to take  delivery of the underlying  security and pay the exercise  price.  The Fund has no control over when it may be required to purchase the underlying  security,  since it may be assigned an exercise  notice at any time prior to the termination of its obligation  as the  writer  of the  put.  That  obligation  terminates  upon  expiration  of the  put.  It may also terminate  if,  before  it  receives  an  exercise  notice,  the Fund  effects a closing  purchase  transaction  by purchasing  a put of the same series as it sold.  Once the Fund has been  assigned an  exercise  notice,  it cannot effect a closing purchase transaction.

         The Fund may decide to effect a closing  purchase  transaction to realize a profit on an  outstanding  put option it has  written  or to  prevent  the  underlying  security  from being  put.  Effecting  a closing  purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option.  Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

o        Purchasing  Calls and Puts.  The Fund can  purchase  calls to protect  against  the  possibility  that the
Fund's  portfolio will not participate in an anticipated rise in the securities  market.  When the Fund buys a call
(other  than in a  closing  purchase  transaction),  it pays a  premium.  The Fund  then  has the  right to buy the underlying  investment  from a seller of a corresponding  call on the same  investment  during the call period at a fixed exercise  price.  The Fund benefits only if it sells the call at a profit or if, during the call period,  the market price of the  underlying  investment is above the sum of the call price plus the  transaction  costs and the premium  paid for the call and the Fund  exercises  the  call.  If the Fund does not  exercise  the call or sell it
(whether or not at a profit),  the call will become  worthless at its  expiration  date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

         The Fund can buy puts whether or not it holds the underlying  investment in its  portfolio.  When the Fund purchases  a put,  it pays a premium  and,  except  as to puts on  indices,  has the  right to sell the  underlying investment to a seller of a put on a  corresponding  investment  during the put period at a fixed  exercise  price.
Buying a put on  securities  or futures the Fund owns enables the Fund to attempt to protect  itself during the put period  against a decline  in the value of the  underlying  investment  below the  exercise  price by  selling  the underlying  investment  at the  exercise  price to a seller of a  corresponding  put.  If the  market  price of the underlying  investment  is equal to or above the  exercise  price and,  as a result,  the put is not  exercised  or resold,  the put will become  worthless at its  expiration  date.  In that case the Fund will have paid the premium but lost the right to sell the underlying  investment.  However, the Fund may sell the put prior to its expiration.
That sale may or may not be at a profit.

         Buying a put on an investment  the Fund does not own (such as an index or future)  permits the Fund either to resell the put or to buy the  underlying  investment  and sell it at the exercise  price.  The resale price will vary  inversely to the price of the  underlying  investment.  If the market price of the  underlying  investment is above the  exercise  price  and,  as a result,  the put is not  exercised,  the put will  become  worthless  on its expiration date.

         When the Fund  purchases  a call or put on an index or future,  it pays a premium,  but  settlement  is in cash rather  than by delivery of the  underlying  investment  to the Fund.  Gain or loss  depends on changes in the index in question (and thus on price movements in the securities  market  generally) rather than on price movements in individual securities or futures contracts.

         The Fund may buy a call or put only if,  after the  purchase,  the value of all call and put options  held by the Fund will not exceed 5% of the Fund's total assets.

o        Buying and Selling Call and Put Options on Foreign Currencies. The Fund can buy and sell calls and puts on foreign currencies.  They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options.  The Fund could use these calls and puts to try to
protect  against  declines in the dollar value of foreign  securities  and  increases in the dollar cost of foreign securities the Fund wants to acquire.

         If the Manager  anticipates  a rise in the dollar value of a foreign  currency in which  securities  to be acquired are  denominated,  the increased cost of those  securities may be partially  offset by purchasing calls or writing  puts on that  foreign  currency.  If the Manager  anticipates  a decline in the dollar  value of a foreign currency,  the decline in the dollar value of portfolio securities  denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign  currency.  However,  the currency rates could fluctuate in a direction  adverse to the Fund's  position.  The Fund will then have  incurred  option  premium  payments  and transaction costs without a corresponding benefit.

         A call the Fund  writes  on a foreign  currency  is  "covered"  if the Fund  owns the  underlying  foreign currency  covered by the call or has an absolute  and  immediate  right to acquire that  foreign  currency  without additional  cash  consideration  (or it can do so for additional cash  consideration  identified on its books) upon conversion or exchange of other foreign currency held in its portfolio.

         The Fund  could  write a call on a  foreign  currency  to  provide a hedge  against a decline  in the U.S.
dollar  value of a  security  which the Fund  owns or has the right to  acquire  and  which is  denominated  in the currency  underlying  the option.  That decline might be one that occurs due to an expected  adverse  change in the exchange rate. This is known as a  "cross-hedging"  strategy.  In those  circumstances,  the Fund covers the option by identifying on its books liquid assets in an amount equal to the exercise price of the option.

o        Risks of Hedging with Options and Futures.  The use of hedging  instruments  requires  special  skills and knowledge of investment  techniques that are different than what is required for normal  portfolio  management.  If the  Manager  uses a  hedging  instrument  at the wrong  time or  judges  market  conditions  incorrectly,  hedging strategies may reduce the Fund's  return.  The Fund could also  experience  losses if the prices of its futures and options positions were not correlated with its other investments.

         The Fund's option  activities  could affect its portfolio  turnover  rate and brokerage  commissions.  The exercise of calls written by the Fund might cause the Fund to sell related  portfolio  securities,  thus increasing its turnover  rate. The exercise by the Fund of puts on securities  will cause the sale of underlying  investments, increasing  portfolio  turnover.  Although  the  decision  whether to  exercise a put it holds is within the Fund's control,  holding a put might cause the Fund to sell the related  investments  for reasons  that would not exist in the absence of the put.

         The Fund could pay a brokerage  commission  each time it buys a call or put,  sells a call or put, or buys or sells an underlying  investment in connection  with the exercise of a call or put.  Those  commissions  could be higher on a relative  basis than the  commissions  for direct  purchases  or sales of the  underlying  investments.
Premiums paid for options are small in relation to the market value of the  underlying  investments.  Consequently, put and call options  offer large amounts of leverage.  The leverage  offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

         If a covered  call  written by the Fund is exercised on an  investment  that has  increased in value,  the
Fund will be  required to sell the  investment  at the call  price.  It will not be able to realize any  additional appreciation in excess of the covered call price if the investment has increased in value above the call price.

         An option position may be closed out only on a market that provides  secondary  trading for options of the same series,  and there is no assurance that a liquid  secondary market will exist for any particular  option.  The
Fund might  experience  losses if it could not close out a position because of an illiquid market for the future or option.

         There is a risk in using short hedging by selling futures or purchasing puts on  broadly-based  indices or futures to attempt to protect against  declines in the value of the Fund's portfolio  securities.  The risk is that the prices of the futures or the applicable  index will correlate  imperfectly with the behavior of the cash prices of the Fund's  securities.  For  example,  it is possible  that while the Fund has used  hedging  instruments  in a short hedge,  the market might advance and the value of the securities held in the Fund's  portfolio might decline.
If that occurred,  the Fund would lose money on the hedging  instruments and also experience a decline in the value of its  portfolio  securities.  However,  while this could occur for a very brief period or to a very small degree, over time the value of a  diversified  portfolio  of  securities  will  tend to move in the same  direction  as the indices upon which the hedging instruments are based.

         The  risk  of  imperfect  correlation  increases  as the  composition  of the  Fund's  holdings  from  the securities  included in the  applicable  index.  To compensate  for the imperfect  correlation  of movements in the price of the  portfolio  securities  being hedged and movements in the price of the hedging  instruments,  the Fund might use hedging  instruments  in a greater  dollar  amount than the dollar amount of portfolio  securities  being hedged.  It might do so if the  historical  volatility  of the prices of the portfolio  securities  being hedged is more than the historical volatility of the applicable index.

         The ordinary  spreads between prices in the cash and futures  markets are subject to  distortions,  due to differences in the nature of those markets.  First,  all  participants  in the futures market are subject to margin deposit and maintenance  requirements.  Rather than meeting additional margin deposit  requirements,  investors may close futures contracts through  offsetting  transactions which could distort the normal  relationship  between the cash and futures  markets.  Second,  the  liquidity of the futures  market  depends on  participants  entering into offsetting  transactions  rather than making or taking delivery.  To the extent participants decide to make or take delivery,  liquidity in the futures market could be reduced,  thus producing  distortion.  Third, from the point of view of speculators,  the deposit  requirements in the futures market are less onerous than margin  requirements in the  securities  markets.  Therefore,  increased  participation  by  speculators  in the  futures  market may cause temporary price distortions.

         The Fund can use hedging  instruments  to  establish a position in the  securities  markets as a temporary substitute  for the  purchase of  individual  securities  (long  hedging) by buying  futures  and/or  calls on such futures,  broadly-based  indices or on  securities.  It is  possible  that when the Fund does so the  market  might decline.  If the Fund then  concludes  not to invest in  securities  because  of  concerns  that the  market  might decline further or for other reasons,  the Fund will realize a loss on the hedging  instruments  that is not offset by a reduction in the price of the securities purchased.

o        Forward  Contracts.  Forward  contracts are foreign currency exchange  contracts.  They are used to buy or sell  foreign  currency  for future  delivery  at a fixed  price.  The Fund uses them to "lock in" the U.S.  dollar price of a security  denominated  in a foreign  currency  that the Fund has bought or sold,  or to protect  against possible  losses from changes in the relative  values of the U.S.  dollar and a foreign  currency.  The Fund limits its exposure in foreign currency  exchange  contracts in a particular  foreign currency to the amount of its assets denominated in that currency or a  closely-correlated  currency.  The Fund may also use  "cross-hedging"  where the
Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

         Under a forward  contract,  one party  agrees to  purchase,  and another  party agrees to sell, a specific currency at a future date.  That date may be any fixed number of days from the date of the contract  agreed upon by the parties.  The  transaction  price is set at the time the contract is entered into.  These  contracts are traded in the inter-bank  market conducted  directly among currency  traders  (usually large  commercial  banks) and their customers.

         The Fund may use  forward  contracts  to  protect  against  uncertainty  in the level of  future  exchange rates.  The use of forward  contracts does not eliminate the risk of  fluctuations  in the prices of the underlying securities  the Fund owns or intends to acquire,  but it does fix a rate of exchange in advance.  Although  forward contracts  may reduce the risk of loss from a decline  in the value of the hedged  currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

         When the Fund  enters into a contract  for the  purchase  or sale of a security  denominated  in a foreign currency,  or when it  anticipates  receiving  dividend  payments in a foreign  currency,  the Fund might desire to
"lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend  payments.  To do so, the Fund could enter into a forward  contract for the purchase or sale of the amount of foreign  currency  involved in the underlying  transaction,  in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a  "transaction  hedge." The  transaction  hedge will protect the Fund against a loss from an adverse change in the currency  exchange  rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

         The Fund could also use forward  contracts to lock in the U.S. dollar value of portfolio  positions.  This is called a "position  hedge." When the Fund believes  that foreign  currency  might suffer a  substantial  decline against  the U.S.  dollar,  it could  enter  into a forward  contract  to sell an amount of that  foreign  currency approximating  the value of some or all of the Fund's portfolio  securities  denominated in that foreign  currency.
When the Fund  believes that the U.S.  dollar might suffer a substantial  decline  against a foreign  currency,  it could enter into a forward  contract to buy that foreign  currency for a fixed dollar  amount.  Alternatively,  the
Fund could enter into a forward  contract to sell a different  foreign  currency for a fixed U.S.  dollar amount if the Fund believes that the U.S.  dollar value of the foreign  currency to be sold pursuant to its forward  contract will fall whenever  there is a decline in the U.S.  dollar value of the currency in which  portfolio  securities of the Fund are denominated. That is referred to as a "cross hedge."

         The Fund will cover its short  positions in these cases by  identifying on its books assets having a value equal to the  aggregate  amount of the Fund's  commitment  under  forward  contracts.  The Fund will not enter into forward  contracts  or  maintain a net  exposure to such  contracts  if the  consummation  of the  contracts  would obligate  the Fund to  deliver  an amount of  foreign  currency  in  excess  of the value of the  Fund's  portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

         However,  to avoid excess  transactions  and  transaction  costs,  the Fund may maintain a net exposure to forward  contracts  in excess of the value of the  Fund's  portfolio  securities  or other  assets  denominated  in foreign  currencies if the excess amount is "covered" by liquid securities  denominated in any currency.  The cover must be at least  equal at all times to the amount of that  excess.  As one  alternative,  the Fund may  purchase a call  option  permitting  the Fund to  purchase  the  amount of foreign  currency  being  hedged by a forward  sale contract at a price no higher than the forward  contract  price.  As another  alternative,  the Fund may purchase a put option  permitting the Fund to sell the amount of foreign currency subject to a forward purchase  contract at a price as high or higher than the forward contact price.

         The precise  matching of the amounts under  forward  contracts  and the value of the  securities  involved generally  will not be possible  because the future value of  securities  denominated  in foreign  currencies  will change as a consequence of market  movements  between the date the forward contract is entered into and the date it is sold.  In some cases the Manager  might decide to sell the security and deliver  foreign  currency to settle the original purchase  obligation.  If the market value of the security is less than the amount of foreign currency the
Fund is obligated to deliver,  the Fund might have to purchase  additional foreign currency on the "spot" (that is, cash)  market to settle the security  trade.  If the market  value of the  security  instead  exceeds the amount of foreign  currency  the Fund is  obligated  to deliver to settle the trade,  the Fund might have to sell on the spot market some of the foreign currency  received upon the sale of the security.  There will be additional  transaction costs on the spot market in those cases.

         The  projection  of  short-term  currency  market  movements is extremely  difficult,  and the  successful execution  of a  short-term  hedging  strategy  is  highly  uncertain.  Forward  contracts  involve  the risk  that anticipated  currency  movements  will not be  accurately  predicted,  causing the Fund to sustain  losses on these contracts and to pay additional  transactions  costs. The use of forward  contracts in this manner might reduce the
Fund's  performance if there are unanticipated  changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

         At or before the  maturity of a forward  contract  requiring  the Fund to sell a currency,  the Fund might sell a portfolio  security and use the sale proceeds to make delivery of the currency.  In the alternative the Fund might retain the  security and offset its  contractual  obligation  to deliver the currency by  purchasing a second contract.  Under that  contract the Fund will obtain,  on the same maturity  date,  the same amount of the currency that it is obligated to deliver.  Similarly,  the Fund might close out a forward contract  requiring it to purchase a specified  currency by entering into a second contract  entitling it to sell the same amount of the same currency on the maturity  date of the first  contract.  The Fund would  realize a gain or loss as a result of entering  into such an  offsetting  forward  contract  under  either  circumstance.  The gain or loss will depend on the extent to which the exchange rate or rates between the  currencies  involved  moved between the execution  dates of the first contract and offsetting contract.

         The  costs to the  Fund of  engaging  in  forward  contracts  vary  with  factors  such as the  currencies involved,  the length of the contract period and the market  conditions then prevailing.  Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions  are  involved.  Because  these  contracts  are not traded on an exchange,  the Fund must  evaluate the credit and performance risk of the counterparty under each forward contract.

         Although  the Fund  values its assets  daily in terms of U.S.  dollars,  it does not intend to convert its holdings of foreign  currencies  into U.S.  dollars on a daily basis.  The Fund may convert  foreign  currency from time to time, and will incur costs in doing so. Foreign  exchange  dealers do not charge a fee for conversion,  but they do seek to realize a profit  based on the  difference  between  the prices at which they buy and sell  various currencies.  Thus,  a dealer  might  offer to sell a foreign  currency  to the Fund at one rate,  while  offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

o        Total  Return Swap  Transactions.  The Fund may enter into total  return  swaps.  The Fund will only enter into total return swaps if  consistent  with its  fundamental  investment  objectives or policies and not invest in swaps with respect to more than 30% of the Fund's total  assets.  A swap contract is  essentially  like a portfolio of forward  contracts,  under  which one party  agrees to  exchange  an asset (for  example,  bushels of wheat) for another asset (cash) at specified  dates in the future.  A one-period  swap contract  operates in a manner  similar to a forward or futures  contract  because  there is an agreement to swap a commodity  for cash at only one forward date.  The Fund may  engage  in swap  transactions  that  have more than one  period  and  therefore  more than one exchange of assets.

         The Fund may invest in total return swaps to gain exposure to the overall  commodity  markets.  In a total return  commodity swap the Fund will receive the price  appreciation of a commodity  index, a portion of the index, or a single  commodity in exchange for paying an  agreed-upon  fee. If the  commodity  swap is for one period,  the
Fund will pay a fixed fee,  established  at the outset of the swap.  However,  if the term of the commodity swap is more than one  period,  with  interim  swap  payments,  the Fund will pay an  adjustable  or floating  fee.  With a
"floating"  rate,  the fee is pegged to a base rate such as the London  Interbank  Offered Rate  ("LIBOR"),  and is
adjusted each period.  Therefore,  if interest rates  increase over the term of the swap contract,  the Fund may be required to pay a higher fee at each swap reset date.

o        Regulatory  Aspects of Hedging  Instruments.  The  Commodities  Futures  Trading  Commission  (the "CFTC")
recently eliminated  limitations on futures trading by certain regulated entities including  registered  investment companies and  consequently  registered  investment  companies  may engage in unlimited  futures  transactions  and options thereon  provided that the Fund claims an exclusion from regulation as a commodity pool operator.  The Fund has claimed such an exclusion  from  registration  as a commodity  pool operator  under the Commodity  Exchange Act
("CEA").  The Fund may use futures and options for hedging and non-hedging  purposes to the extent  consistent with its investment  objective,  internal risk management guidelines adopted by the Manager (as they may be amended from time to time), and as otherwise set forth in the Fund's prospectus or this statement of additional information.

         Transactions in options by the Fund are subject to limitations  established by the option  exchanges.  The exchanges  limit the  maximum  number of  options  that may be  written  or held by a single  investor  or group of investors  acting in concert.  Those  limits apply  regardless  of whether the options were written or purchased on the same or different  exchanges or are held in one or more accounts or through one or more different  exchanges or through  one or more  brokers.  Thus,  the number of  options  that the Fund may write or hold may be  affected  by options written
or held by other  entities,  including  other  investment  companies  having  the same  advisor  as the Fund (or an advisor  that is an  affiliate  of the Fund's  advisor).  The  exchanges  also  impose  position  limits on futures transactions.  An exchange  may order the  liquidation  of  positions  found to be in violation of those limits and may impose certain other sanctions.

         Under  interpretations  of staff members of the SEC  regarding  applicable  provisions  of the  Investment
Company Act,  when the Fund  purchases a future,  it must  segregate  cash or readily  marketable  short-term  debt instruments in an amount equal to the purchase price of the future, less the margin deposit applicable to it.

o        Tax Aspects of Certain Hedging  Instruments.  Certain  foreign  currency  exchange  contracts in which the
Fund may invest are treated as "Section 1256  contracts"  under the Internal  Revenue  Code.  In general,  gains or losses relating to Section 1256 contracts are  characterized  as 60% long-term and 40% short-term  capital gains or losses under the Code.  However,  foreign  currency  gains or losses  arising from Section 1256  contracts that are forward  contracts  generally are treated as ordinary  income or loss. In addition,  Section 1256 contracts held by the Fund at the end of each  taxable year are  "marked-to-market,"  and  unrealized  gains or losses are treated as though they were realized.  These  contracts also may be  marked-to-market  for purposes of determining  the excise tax applicable to investment  company  distributions and for other purposes under rules prescribed  pursuant to the
Internal  Revenue  Code.  An  election  can  be  made  by  the  Fund  to  exempt  those   transactions   from  this
marked-to-market treatment.

         Certain  forward  contracts  the Fund  enters  into may  result in  "straddles"  for  federal  income  tax purposes.  The straddle  rules may affect the character  and timing of gains (or losses)  recognized by the Fund on straddle  positions.  Generally,  a loss sustained on the disposition of a position making up a straddle is allowed only to the  extent  that  the loss  exceeds  any  unrecognized  gain in the  offsetting  positions  making  up the straddle.  Disallowed  loss  is  generally  allowed  at the  point  where  there  is no  unrecognized  gain  in the offsetting positions making up the straddle, or the offsetting position is disposed of.

         Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
(1)      gains or losses  attributable  to  fluctuations  in  exchange  rates that occur  between the time the Fund accrues  interest or other  receivables or accrues expenses or other  liabilities  denominated in a foreign  currency  and  the  time  the  Fund  actually  collects  such  receivables  or  pays  such liabilities, and
(2)      gains or losses  attributable  to  fluctuations  in the value of a foreign  currency  between  the date of acquisition  of a debt  security  denominated  in a foreign  currency or foreign  currency  forward contracts and the date of disposition.

         Currency gains and losses are offset  against  market gains and losses on each trade before  determining a net "Section 988" gain or loss under the Internal  Revenue Code for that trade,  which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

|X|      Temporary  Defensive  Investments.  When market  conditions  are unstable,  or the Manager  believes it is otherwise  appropriate  to reduce  holdings  in stocks,  the Fund can invest in a variety  of debt  securities  for defensive  purposes.  The Fund can also purchase these securities for liquidity  purposes to meet cash needs due to the  redemption  of Fund  shares,  or to hold  while  waiting  to  reinvest  cash  received  from the sale of other portfolio securities. The Fund can buy:
o        high-quality (rated in the top two rating categories of nationally-recognized rating organizations or deemed by the Manager to be of comparable quality), short-term money market instruments, including those issued by the U.S. Treasury or other government agencies,
o        commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies) rated in the top two rating categories of a nationally-recognized rating organization,
o        debt obligations of corporate issuers, rated investment grade (rated at least Baa by Moody's or at least
                  BBB by Standard & Poor's, or a comparable rating by another rating organization), or unrated securities judged by the Manager to be of a quality comparable to rated securities in those categories,
o        certificates of deposit and bankers' acceptances of domestic and foreign banks and savings and loan associations, and
o        repurchase agreements.

         Short-term debt securities  would normally be selected for defensive or cash management  purposes  because they can  normally be disposed of quickly,  are not  generally  subject to  significant  fluctuations  in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

|X|      Investment in Other Investment  Companies.  The Fund can also invest in the securities of other investment companies,  which can include open-end funds,  closed-end funds and unit investment  trusts,  subject to the limits set forth in the  Investment  Company  Act that apply to those  types of  investments.  For  example,  the Fund can invest in Exchange-Traded  Funds,  which are typically open-end funds or unit investment trusts,  listed on a stock exchange.  The Fund  might do so as a way of  gaining  exposure  to the  segments  of the  equity  or  fixed-income markets  represented by the Exchange-Traded  Funds' portfolio,  at times when the Fund may not be able to buy those portfolio securities directly.

          Investing in another investment  company may involve the payment of substantial  premiums above the value of such  investment  company's  portfolio  securities  and is subject to limitations  under the Investment  Company
Act.  The Fund does not  intend to invest in other  investment  companies  unless  the  Manager  believes  that the potential  benefits of the  investment  justify the payment of any premiums or sales  charges.  As a shareholder of an  investment  company,  the Fund would be subject to its ratable  share of that  investment  company's  expenses, including its advisory and administration expenses.

Other Investment Restrictions

         |X| What Are  "Fundamental  Policies?"  Fundamental  policies are those policies that the Fund has adopted to govern its  investments  that can be changed only by the vote of a "majority" of the Fund's  outstanding  voting securities.  Under the  Investment  Company  Act, a  "majority"  vote is defined as the vote of the  holders of the lesser of:

o        67% or more of the shares  present or  represented  by proxy at a shareholder  meeting,  if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o        more than 50% of the outstanding shares.

         The Fund's investment  objective is a fundamental  policy.  Other policies  described in the Prospectus or this Statement of Additional  Information are  "fundamental"  only if they are identified as such. The Fund's Board of Trustees can change  non-fundamental  policies without  shareholder  approval.  However,  significant changes to investment  policies will be described in  supplements or updates to the Prospectus or this Statement of Additional
Information, as appropriate. The Fund's principal investment policies are described in the Prospectus.

         |X|  Does the Fund Have  Additional  Fundamental  Policies?  The  following  investment  restrictions  are fundamental policies of the Fund.

o        The Fund cannot buy  securities or other  instruments  issued or guaranteed by any one issuer if more than
              5% of its total assets would be invested in securities or other  instruments  of that issuer or if it would then own more than 10% of that issuer's voting  securities.  This limitation  applies to 75% of the Fund's total  assets.  The limit does not apply to  securities  issued or  guaranteed by the U.S.
              government or any of its agencies or instrumentalities or securities of other investment companies.

o        The Fund cannot make loans,  except to the extent  permitted  under the Investment  Company Act, the rules or  regulations  thereunder  or any  exemption  therefrom  that is  applicable  to the Fund,  as such statute, rules or regulations may be amended or interpreted from time to time.

o        The Fund may not borrow  money,  except to the extent  permitted  under the  Investment  Company  Act, the rules or  regulations  thereunder or any exemption  therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o        The Fund  cannot  invest 25% or more of its total  assets in any one  industry.  That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.

o        The Fund cannot buy or sell real estate.  However,  the Fund can purchase  and sell  securities  issued or secured by companies that invest in or deal in real estate or interests in real estate.

o        The Fund  cannot  buy or sell  commodities  or  commodity  contracts.  However,  the Fund can buy and sell derivative  instruments and other hedging  instruments,  such as futures contracts,  options,  swaps, and forward contracts.

o        The Fund cannot underwrite  securities of other companies.  A permitted  exception is in case it is deemed to be an underwriter  under the Securities Act of 1933 when reselling any securities  held in its own portfolio.

o        The Fund cannot issue "senior  securities," but this does not prohibit certain  investment  activities for which assets of the Fund are designated as segregated,  or margin,  collateral or escrow arrangements are established,  to cover the related  obligations.  Examples of those activities  include borrowing money, reverse repurchase  agreements,  delayed-delivery  and when-issued  arrangements for portfolio securities transactions,  and contracts to buy or sell derivatives,  hedging instruments,  options or futures.

         Unless the Prospectus or this  Statement of Additional  Information  states that a percentage  restriction applies on an ongoing basis,  it applies only at the time the Fund makes an  investment,  with the exception of the borrowing policy and illiquid  securities  policy.  The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

         For purposes of the Fund's policy not to concentrate  its  investments,  the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information.  The industry  classifications set forth therein are not a fundamental policy.

How the Fund is Managed

Organization and History. The Fund is an open-end, diversified, management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust on
May 22, 2003.

|X|           Classes of Shares. The Trustees are authorized,  without shareholder  approval,  to create new series and classes of shares.  The Trustees may reclassify  unissued shares of the Fund into additional  series or classes of  shares.  The  Trustees  also may divide or  combine  the  shares of a class into a greater or lesser  number of shares without  changing the  proportionate  beneficial  interest of a shareholder in the Fund.  Shares do not have cumulative  voting  rights or  preemptive  or  subscription  rights.  Shares  may be voted in person or by proxy at shareholder meetings.

         The Fund  currently  has five  classes  of  shares:  Class A,  Class B,  Class C, Class N and Class Y. All
classes  invest in the same  investment  portfolio.  Only  retirement  plans  may  purchase  Class N  shares.  Only certain institutional investors may elect to purchase Class Y shares. Each class of shares:
o        has its own dividends and distributions,
o        pays certain expenses which may be different for the different classes,
o        may have a different net asset value,
o        may have separate  voting rights on matters in which  interests of one class are different  from interests of another class, and
o        votes as a class on matters that affect that class alone.

         Shares are freely transferable,  and each share of each class has one vote at shareholder  meetings,  with fractional shares voting  proportionally  on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

|X|      Meetings of  Shareholders.  As a Massachusetts  business trust, the Fund is not required to hold, and does not plan to hold,  regular annual meetings of  shareholders,  but may do so from time to time on important  matters or when required to do so by the  Investment  Company Act or other  applicable  law.  Shareholders  have the right, upon a vote or declaration in writing of two-thirds of the  outstanding  shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

         The  Trustees  will call a meeting of  shareholders  to vote on the removal of a Trustee  upon the written request of the record holders of 10% of its  outstanding  shares.  If the Trustees  receive a request from at least
10  shareholders  stating that they wish to communicate  with other  shareholders  to request a meeting to remove a
Trustee,  the Trustees will then either make the Fund's  shareholder list available to the applicants or mail their communication to all other shareholders at the applicants'  expense.  The shareholders making the request must have been  shareholders  for at least  six  months  and must  hold  shares  of the Fund  valued  at  $25,000  or more or constituting  at least 1% of the Fund's  outstanding  shares.  The Trustees may also take other action as permitted by the Investment Company Act.

|X|      Shareholder  and Trustee  Liability.  The Fund's  Declaration of Trust  contains an express  disclaimer of
shareholder  or  Trustee  liability  for  the  Fund's  obligations.   It  also  provides  for  indemnification  and
reimbursement  of  expenses  out of the  Fund's  property  for  any  shareholder  held  personally  liable  for its obligations.  The  Declaration  of Trust also states that upon  request,  the Fund shall  assume the defense of any claim made  against a  shareholder  for any act or  obligation  of the Fund and shall  satisfy any judgment on that claim.  Massachusetts  law  permits a  shareholder  of a business  trust  (such as the Fund) to be held  personally liable as a "partner" under certain  circumstances.  However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively  remote  circumstances in which the Fund would be unable to meet its obligations.

         The  Fund's  contractual  arrangements  state  that any  person  doing  business  with the Fund  (and each shareholder  of the  Fund)  agrees  under its  Declaration  of Trust to look  solely to the  assets of the Fund for satisfaction  of any claim or demand that may arise out of any dealings with the Fund.  Additionally,  the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees.  The Fund is governed by a Board of Trustees,  which is responsible for protecting the interests of shareholders  under  Massachusetts  law. The Trustees meet periodically  throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

         The Board of Trustees has an Audit  Committee.  The Audit  Committee is  comprised  solely of  Independent
Trustees.  The members of the Audit  Committee  are Joseph M. Wikler  (Chairman),  Ronald  Abdow and Peter I. Wold.
The Audit  Committee  held 4 meetings  during the fiscal year ended April 30, 2004. The Audit  Committee  furnishes the Board with  recommendations  regarding the selection of the Fund's independent  auditors.  Other main functions of the Audit  Committee  include,  but are not  limited  to:  (i)  reviewing  the scope and  results  of  financial statement  audits  and the audit  fees  charged;  (ii)  reviewing  reports  from the  Fund's  independent  auditors regarding the Fund's  internal  accounting  procedures  and controls;  (iii)  reviewing  reports from the Manager's
Internal  Audit  Department;  (iv)  maintaining a separate  line of  communication  between the Fund's  independent auditors and its  Independent  Trustees;  and (v) exercising all other  functions  outlined in the Audit  Committee
Charter,  including  but not limited to  reviewing  the  independence  of the Fund's  independent  auditors and the pre-approval  of the  performance  by the Fund's  independent  auditors of any  non-audit  service,  including  tax service,  for the Fund and the  Manager and  certain  affiliates  of the  Manager  that are not  prohibited  by the
Sarbanes-Oxley Act.

         The Audit  Committee's  functions  include  selecting  and  nominating,  to the full Board,  nominees  for election as Trustees,  and selecting and nominating  Independent  Trustees for election.  The Audit  Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting  nominees.  The full Board elects new trustees except for those instances when a shareholder vote is required.

         To date,  the  Committee  has been able to identify  from its own  resources  an ample number of qualified candidates.  Nonetheless,  shareholders  may submit  names of  individuals,  accompanied  by complete  and properly supported  resumes,  for the Audit  Committee's  consideration by mailing such information to the Committee in care of the Fund.  The  Committee  may  consider  such persons at such time as it meets to consider  possible  nominees.
The  Committee,  however,  reserves  sole  discretion  to determine  the  candidates to present to the Board and/or shareholders when it meets for the purpose of considering potential nominees.

Trustees and Officers of the Fund.  Except for Messrs.  Murphy and Walcott,  each of the Trustees are  "Independent
Trustees" under the Investment  Company Act. Mr. Murphy is an "Interested  Trustee,"  because he is affiliated with the Manager by virtue of his  positions  as an officer and  director of the Manager,  and as a  shareholder  of its parent  company.  Mr.  Walcott is an  "Interested  Trustee"  because of his  former  position  as an officer of the
Manager's parent company.

         The Fund's  Trustees  and officers  and their  positions  held with the Fund and length of service in such position(s) and their  principal  occupations  and business  affiliations  during the past five years are listed in the chart below.  The  information for the Trustees also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares  beneficially  owned in any of the Oppenheimer funds overseen by the Trustees.
All of the Trustees are also trustees or directors of the  following  Oppenheimer  funds  (referred to as "Board IV
Funds"):

                                       OFI Tremont Core Diversified Hedge Fund
                                            OFI Market Neutral Hedge Fund
                                    Oppenheimer International Large-Cap Core Fund
                                        Oppenheimer International Value Fund
                                 Oppenheimer Limited Term California Municipal Fund
                                            Oppenheimer Real Estate Fund
                                            Oppenheimer Select Value Fund
                                         Oppenheimer Total Return Bond Fund
                                    Oppenheimer Tremont Market Neutral Fund, LLC
                                      Oppenheimer Tremont Opportunity Fund, LLC

Present or former  officers,  directors,  trustees and employees (and their immediate  family members) of the Fund, the Manager and its  affiliates,  and retirement  plans  established  by them for their  employees are permitted to purchase Class A shares of the Fund and the other  Oppenheimer  funds at net asset value without sales charge.  The sales  charges on Class A shares is waived for that group  because of the  economies of sales  efforts  realized by the Distributor.

         Messrs.  Murphy,  Petersen,  Pisapia,  Wixted, Zack, and Freud and Mses. Ives and Lee, who are officers of the Fund,  respectively  hold the same offices with one or more of the other Board IV Funds as with the Fund. As of the date of this Statement of Additional  Information,  the Trustees and officers of the Fund, as a group, owned of record or  beneficially  1.86% of the Fund's  Class A shares and less than 1% of each other  class of shares of the
Fund.  The  foregoing  statement  does not reflect  ownership of shares held of record by an employee  benefit plan for  employees  of the  Manager,  other than the shares  beneficially  owned under that plan by the officers of the
Fund listed above. In addition,  each Independent  Trustee, and his family members, do not own securities of either the Manager or Distributor of the Board IV Funds or any person  directly or indirectly  controlling,  controlled by or under common control with the Manager or Distributor.  The chart below does not disclose  information about each
Trustee's  ownership  of Fund shares or  ownership  of shares of  Oppenheimer  International  Large-Cap  Core Fund, because this fund had not yet commenced operations as of December 31, 2003.

         The address of each Independent Trustee and Interested Trustee in the charts below is:  6803 S. Tucson
Way, Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his resignation, retirement, death or removal.

----------------------------------------------------------------------------------------------------------------------------
                                                   Independent Trustees
----------------------------------------------------------------------------------------------------------------------------
------------------------------ ------------------------------------------------------------ --------------- ----------------
Name,                          Principal Occupation(s) During Past 5 Years;                 Dollar Range    Aggregate
                                                                                                            Dollar Range
                                                                                                            Of Shares
                                                                                                            Beneficially
                                                                                                            Owned in Any
                                                                                            of Shares       of the
Position(s) Held with Fund,    Other Trusteeships/Directorships Held by Trustee;            Beneficially    Oppenheimer
Length of Service,             Number of Portfolios in Fund Complex Currently Overseen by   Owned in the    Funds Overseen
Age                            Trustee                                                      Fund            by Trustees
------------------------------ ------------------------------------------------------------ --------------- ----------------
------------------------------ ------------------------------------------------------------ --------------------------------
                                                                                                As of December 31, 2003
------------------------------ ------------------------------------------------------------ --------------------------------
------------------------------ ------------------------------------------------------------ --------------- ----------------
Ronald J. Abdow,               Chairman (since 1959) of Abdow Corporation (operator of      None            Over $100,000
Trustee since 2003             restaurants); Trustee of the following real estate
Age:  72                       businesses (owners and operators of restaurants): G&R
                               Realty Co. (since 1978), G&R Trust Co. (since 1973), Abdow
                               Partnership (since 1975), Auburn Associates (since 1983);
                               Hazard Associates (since 1985); Trustee of MML Series
                               Investment Fund (since 1993) and of MassMutual
                               Institutional Funds (MMIF) (since 1994) (open-end
                               investment companies); Trustee (since 1987) of Bay State
                               Health System (health services); Chairman (since 1996) of
                               Western Mass Development Corp. (non-profit land
                               development); Chairman (since 1991) of American
                               International College (non-profit college). Oversees 10
                               portfolios in the OppenheimerFunds complex.
------------------------------ ------------------------------------------------------------ --------------- ----------------
------------------------------ ------------------------------------------------------------ --------------- ----------------
Joseph M. Wikler,              Self-employed as an investment consultant; a director        None            $10,001-$50,000
Trustee since 2003             (since 1996) of Lakes Environmental Association, and
Age:  63                       Medintec (since 1992) and Cathco (since 1995) (medical
                               device companies); a member of the investment committee of the Associated Jewish Charities of Baltimore (since 1994);
                               formerly a director of Fortis/Hartford mutual funds (1994
                               - December 2001). Oversees 10 portfolios in the
                               OppenheimerFunds complex.
------------------------------ ------------------------------------------------------------ --------------- ----------------
------------------------------ ------------------------------------------------------------ --------------- ----------------
Peter I. Wold,                 President of Wold Properties, Inc. (an oil and gas           None            Over $100,000
Trustee since 2003             exploration and production company); Vice President,
Age:  56                       Secretary and Treasurer of Wold Trona Company, Inc. (soda
                               ash processing and production); Vice President of Wold
                               Talc Company, Inc. (talc mining); Managing Member,
                               Hole-in-the-Wall Ranch (cattle ranching); formerly
                               Director and Chairman of the Board, Denver Branch of the
                               Federal Reserve Bank of Kansas City (1993 - 1999) and
                               Director of PacifiCorp. (1995 - 1999), an electric
                               utility. Oversees 10 portfolios in the OppenheimerFunds
                               complex.
------------------------------ ------------------------------------------------------------ --------------- ----------------

----------------------------------------------------------------------------------------------------------------------------
                                                    Interested Trustee
----------------------------------------------------------------------------------------------------------------------------
------------------------------ ------------------------------------------------------------ --------------- ----------------
Name,                          Principal Occupation(s) During Past 5 Years;                 Dollar Range    Aggregate
                                                                                                            Dollar Range
                                                                                                            Of Shares
                                                                                                            Beneficially
                                                                                                            Owned in Any
                                                                                            of Shares       of the
Position(s) Held with Fund,    Other Trusteeships/Directorships Held by Trustee;            Beneficially    Oppenheimer
Length of Service,             Number of Portfolios in Fund Complex Currently Overseen by   Owned in the    Funds Overseen
Age                            Trustee                                                      Fund            by Trustee
------------------------------ ------------------------------------------------------------ --------------- ----------------
------------------------------ ------------------------------------------------------------ --------------------------------
                                                                                                As of December 31, 2003
------------------------------ ------------------------------------------------------------ --------------------------------
------------------------------ ------------------------------------------------------------ --------------- ----------------
Eustis Walcott,                Principal with Ardsley Associates (since 2000) (consulting   None            $10,001-$50,000
Trustee since 2003             firm); Director (since October 2000) of Cornerstone Real
Age:  66                       Estate Advisors (real estate equity investment management
                               services) and MML Investors Services (individual
                               retirement, insurance, investment, and life event planning products and services company) (both affiliates of the
                               Manager; Trustee of OFI Trust Company (since 2001) (also
                               an affiliate of the Manager). Formerly Trustee of the
                               American International College (1995 - December 2003);
                               Senior Vice President, MassMutual Financial Group (May
                               1990 - July 2000). Oversees 10 portfolios in the
                               OppenheimerFunds complex.
------------------------------ ------------------------------------------------------------ --------------- ----------------

         The address of Mr. Murphy in the chart below is Two World Financial Center, 225 Liberty Street, 11th
Floor, New York, NY 10281-1008. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

----------------------------------------------------------------------------------------------------------------------------
                                              Interested Trustee and Officer
----------------------------------------------------------------------------------------------------------------------------
------------------------------ ------------------------------------------------------------ --------------- ----------------
Name,                          Principal Occupation(s) During Past 5 Years;                 Dollar Range    Aggregate
                                                                                                            Dollar Range
                                                                                                            Of Shares
                                                                                                            Beneficially
                                                                                                            Owned in any
                                                                                            of Shares       of the
Position(s) Held with Fund,    Other Trusteeships/Directorships Held by Trustee;            Beneficially    Oppenheimer
Length of Service;             Number of Portfolios in Fund Complex Currently Overseen by   Owned in the    Funds Overseen
Age                            Trustee                                                      Fund            by Trustee
------------------------------ ------------------------------------------------------------ --------------- ----------------
------------------------------ ------------------------------------------------------------ --------------------------------
                                                                                                As of December 31, 2003
------------------------------ ------------------------------------------------------------ --------------------------------
------------------------------ ------------------------------------------------------------ --------------- ----------------
John V. Murphy,                Chairman, Chief Executive Officer and director (since June   None            Over $100,000
President, Trustee and         2001) and President (since September 2000) of the Manager;
Chairman of the Board of       President and a director or trustee of other Oppenheimer
Trustees;                      funds; President and a director (since July 2001) of
Trustee since 2003             Oppenheimer Acquisition Corp. (the Manager's parent
Age: 54                        holding company) and of Oppenheimer Partnership Holdings,
                               Inc. (a holding company subsidiary of the Manager); a
                               director (since November 2001) of OppenheimerFunds
                               Distributor, Inc. (a subsidiary of the Manager); Chairman
                               and a director (since July 2001) of Shareholder Services,
                               Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a
                               director (since July 2001) of OppenheimerFunds Legacy
                               Program (a charitable trust program established by the
                               Manager); a director of the following investment advisory
                               subsidiaries of the Manager: OFI Institutional Asset
                               Management, Inc., Centennial Asset Management Corporation,
                               Trinity Investment Management Corporation and Tremont
                               Capital Management, Inc. (since November 2001),
                               HarbourView Asset Management Corporation and OFI Private
                               Investments, Inc. (since July 2001); President (since
                               November 1, 2001) and a director (since July 2001) of
                               Oppenheimer Real Asset Management, Inc.; Executive Vice
                               President (since February 1997) of Massachusetts Mutual
                               Life Insurance Company (the Manager's parent company); a
                               director (since June 1995) of DLB Acquisition Corporation
                               (a holding company that owns the shares of David L. Babson
                               & Company, Inc.); a member of the Investment Company
                               Institute's Board of Governors (elected to serve from
                               October 3, 2003 through September 30, 2006). Formerly,
                               Chief Operating Officer (September 2000-June 2001) of the
                               Manager; President and trustee (November 1999-November
                               2001) of MML Series Investment Fund and MassMutual
                               Institutional Funds (open-end investment companies); a
                               director (September 1999-August 2000) of C.M. Life
                               Insurance Company; President, Chief Executive Officer and
                               director (September 1999-August 2000) of MML Bay State
                               Life Insurance Company; a director (June 1989-June 1998)
                               of Emerald Isle Bancorp and Hibernia Savings Bank (a
                               wholly-owned subsidiary of Emerald Isle Bancorp). Oversees
                               73 portfolios as Trustee/Director and 10 portfolios as
                               Officer in the OppenheimerFunds complex.
------------------------------ ------------------------------------------------------------ --------------- ----------------

         The address of the  Officers in the chart below is as  follows:  for Messrs.  Freud,  Zack and Pisapia and
Ms. Lee,  Two World  Financial  Center,  225 Liberty  Street,  11th Floor,  New York,  NY  10281-1008,  for Messrs.
Petersen  and Wixted and Ms. Ives,  6803 S. Tucson Way,  Centennial,  CO  80112-3924.  Each  Officer  serves for an annual term or until his or her earlier resignation, death or removal.

------------------------------------------------------------------------------------------------------------
                                           Officers of the Fund
------------------------------------------------------------------------------------------------------------
------------------------------------------ -----------------------------------------------------------------
Name;                                                Principal occupation(s) during past 5 years
Position;
Commencement of Service;
Age
------------------------------------------ -----------------------------------------------------------------
------------------------------------------ -----------------------------------------------------------------
Dominic Freud, Vice President and          Vice President of the Manager (since April 2003). An officer of
Portfolio Manager since 2003               1 portfolio in the OppenheimerFunds complex. Formerly, a
Age:  44                                   Partner and European Equity Portfolio manager at SLS Management
                                           (January 2002 - February 2003) prior to which he was head of the European equities desk and managing director at SG Cowen
                                           (May 1994 - January 2002).
------------------------------------------ -----------------------------------------------------------------
------------------------------------------ -----------------------------------------------------------------
Brian W. Wixted,                           Senior Vice  President and  Treasurer  (since March 1999) of the
Treasurer since 2003                       Manager;  Treasurer of HarbourView Asset Management Corporation,
Age:  44                                   Shareholder  Financial  Services,  Inc.,  Shareholder  Services,
                                           Inc.,  Oppenheimer  Real  Asset  Management   Corporation,   and
                                           Oppenheimer  Partnership  Holdings,  Inc. (since March 1999), of
                                           OFI  Private   Investments,   Inc.   (since  March   2000),   of
                                           OppenheimerFunds  International  Ltd. and  OppenheimerFunds  plc
                                           (since May 2000), of OFI Institutional  Asset  Management,  Inc.
                                           (since November 2000),  and of  OppenheimerFunds  Legacy Program
                                           (a   Colorado   non-profit   corporation)   (since  June  2003);
                                           Treasurer and Chief  Financial  Officer  (since May 2000) of OFI
                                           Trust  Company  (a trust  company  subsidiary  of the  Manager);
                                           Assistant   Treasurer   (since   March   1999)  of   Oppenheimer
                                           Acquisition  Corp.  Formerly  Assistant  Treasurer of Centennial
                                           Asset  Management  Corporation  (March  1999-October  2003)  and
                                           OppenheimerFunds   Legacy   Program  (April   2000-June   2003);
                                           Principal and Chief Operating  Officer (March  1995-March  1999)
                                           at Bankers  Trust  Company-Mutual  Fund  Services  Division.  An
                                           officer of 83 portfolios in the OppenheimerFunds complex.
------------------------------------------ -----------------------------------------------------------------
------------------------------------------ -----------------------------------------------------------------
Brian Petersen,                            Assistant Vice President of the Manager since August 2002;
Assistant Treasurer since 2004             formerly Manager/Financial Product Accounting (November
Age: 33                                    1998-July 2002) of the Manager. An officer of 83 portfolios in the OppenheimerFunds complex.
------------------------------------------ -----------------------------------------------------------------
------------------------------------------ -----------------------------------------------------------------
Robert G. Zack,                            Executive  Vice  President  (since  January  2004)  and  General
Secretary since 2003                       Counsel (since  February 2002) of the Manager;  General  Counsel
Age:  55                                   and  a  director  (since  November  2001)  of  the  Distributor;
                                           General  Counsel  (since  November  2001)  of  Centennial  Asset
                                           Management  Corporation;   Senior  Vice  President  and  General
                                           Counsel (since  November 2001) of HarbourView  Asset  Management
                                           Corporation;  Secretary  and  General  Counsel  (since  November
                                           2001) of Oppenheimer  Acquisition Corp.; Assistant Secretary and
                                           a   director   (since   October   1997)   of    OppenheimerFunds
                                           International Ltd. and OppenheimerFunds  plc; Vice President and
                                           a director  (since  November  2001) of  Oppenheimer  Partnership
                                           Holdings,  Inc.; a director (since November 2001) of Oppenheimer
                                           Real Asset  Management,  Inc.;  Senior Vice  President,  General
                                           Counsel  and a director  (since  November  2001) of  Shareholder
                                           Financial  Services,   Inc.,  Shareholder  Services,  Inc.,  OFI
                                           Private Investments,  Inc. and OFI Trust Company; Vice President
                                           (since  November  2001)  of  OppenheimerFunds   Legacy  Program;
                                           Senior Vice President and General  Counsel (since November 2001)
                                           of OFI Institutional  Asset Management,  Inc.; a director (since
                                           June 2003) of OppenheimerFunds  (Asia) Limited.  Formerly Senior
                                           Vice President (May 1985-December  2003), Acting General Counsel
                                           (November  2001-February  2002) and  Associate  General  Counsel
                                           (May 1981-October 2001) of the Manager;  Assistant  Secretary of
                                           Shareholder    Services,    Inc.   (May   1985-November   2001),
                                           Shareholder  Financial  Services,  Inc. (November  1989-November
                                           2001);  and   OppenheimerFunds   International   Ltd.   (October
                                           1997-November   2001).  An  officer  of  83  portfolios  in  the
                                           OppenheimerFunds complex.
------------------------------------------ -----------------------------------------------------------------
------------------------------------------ -----------------------------------------------------------------
Kathleen T. Ives,                          Vice  President   (since  June  1998)  and  Senior  Counsel  and
Assistant Secretary since 2003             Assistant  Secretary  (since October 2003) of the Manager;  Vice
Age:  38                                   President  (since 1999) and Assistant  Secretary  (since October
                                           2003) of the  Distributor;  Assistant  Secretary  (since October
                                           2003)  of  Centennial   Asset   Management   Corporation;   Vice
                                           President and Assistant  Secretary  (since 1999) of  Shareholder
                                           Services,  Inc.;  Assistant  Secretary  (since December 2001) of
                                           OppenheimerFunds  Legacy  Program and of  Shareholder  Financial
                                           Services,   Inc..   Formerly  an   Assistant   Counsel   (August
                                           1994-October  2003) and Assistant  Vice President of the Manager
                                           (August  1997-June  1998).  An officer of 83  portfolios  in the
                                           OppenheimerFunds complex.
------------------------------------------ -----------------------------------------------------------------
------------------------------------------ -----------------------------------------------------------------
Dina C. Lee                                Assistant  Vice  President and Assistant  Counsel of the Manager
Assistant Secretary since 2003             (since  December  2000);  formerly  an  attorney  and  Assistant
Age: 34                                    Secretary of Van Eck Global (until  December  2000).  An officer of 48 portfolios in the OppenheimerFunds complex.
------------------------------------------ -----------------------------------------------------------------
------------------------------------------ -----------------------------------------------------------------
Peter E. Pisapia,                          Assistant Vice President and Assistant Counsel of the Manager
Assistant Secretary since 2004             since December 2002. Formerly, Associate Counsel at AIG
Age:  31                                   SunAmerica Asset Management Corp. (October 1997-December 2002).
                                           An officer of 48 portfolios in the OppenheimerFunds complex.
------------------------------------------ -----------------------------------------------------------------

         |X|  Remuneration of Trustees.  The officers of the Fund and one Trustee (Mr.  Murphy) are affiliated with the  Manager  and  receive  no  salary  or fee from the Fund.  The  remaining  Trustees  of the Fund  received  the compensation  shown below from the Fund with  respect to the Fund's  partial  fiscal  period  ended April 30, 2004, which  compensation  has been  modified  to reflect the amount that would have been  received  for a full  calendar year. The compensation  from all of the Board IV Oppenheimer funds represents  compensation  received as a trustee, manager or member of a committee  of the Board during the calendar  year ended  December 31, 2003.  The Trustees do not receive any retirement benefits from the Board IV Oppenheimer funds.

------------------------------------------------ ------------------------------ ------------------------------------------
Trustee Name and Other Fund Position(s) (as       Aggregate Compensation from     Total Compensation from Fund and Fund
applicable)                                              Fund for the                   Complex Paid to Trustees
                                                      Fiscal Year Ending                       (9 funds)*
                                                           4/30/041
------------------------------------------------ ------------------------------ ------------------------------------------
------------------------------------------------ ------------------------------ ------------------------------------------
Ronald J. Abdow                                             $1,834                              $69,0002
Audit Committee Member
------------------------------------------------ ------------------------------ ------------------------------------------
------------------------------------------------ ------------------------------ ------------------------------------------
Eustis Walcott                                              $1,617                               $19,000
------------------------------------------------ ------------------------------ ------------------------------------------
------------------------------------------------ ------------------------------ ------------------------------------------
Joseph M. Wikler
Audit Committee Chairman                                    $1,834                               $21,000
------------------------------------------------ ------------------------------ ------------------------------------------
------------------------------------------------ ------------------------------ ------------------------------------------
Peter I. Wold
Audit Committee Member                                      $1,834                               $21,000
------------------------------------------------ ------------------------------ ------------------------------------------
1.       Aggregate  Compensation from the Fund includes fees and deferred  compensation,  if any, for a Trustee for the fiscal  period ended April 30, 2004,  assuming that year had been a full fiscal year.  The Fund  commenced operations on August 1, 2003.
2.       Includes  $48,000  compensation  paid to Mr.  Abdow for serving as a trustee for two  open-end  investment companies  (MassMutual  Institutional  Funds and MML Series Investment Fund) the investment  advisor for which is the  indirect  parent  company of the Fund's  Manager.  The Manager also serves as the  Sub-Advisor  to the
     MassMutual International Equity Fund, a series of MassMutual Institutional Funds.

*    For purposes of this section only, "Fund Complex"  includes the Oppenheimer  funds,  MassMutual  Institutional
Funds  and MML  Series  Investment  Fund in  accordance  with  SEC  regulations.  The  Manager  does  not  consider
MassMutual  Institutional Funds and MML Series Investment Fund to be part of the  OppenheimerFunds'  "Fund Complex"
as that term may be otherwise interpreted.

|X|      Major  Shareholders.  As of June 1, 2004,  the only  persons who owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund's  outstanding  shares, and their holdings of that class as of that date were:

         OppenheimerFunds Inc, c/o Tim Abbuhl, Bldg. 2, 6803 S. Tucson Way, Centennial,  CO, 80112-3924,  who owned
         500,000.000  Class  A  shares  (representing  approximately  94.09%  of the  Fund's  Class A  shares  then outstanding).

         RPSS TR  ROLLOVER  IRA,  FBO Caren L.  Pendleton,  513 E 50th St.,  Loveland,  CO,  80538-1810,  who owned
         184.560 Class B shares (representing approximately 6.44% of the Fund's Class B shares then outstanding).

         RPSS TR SEP IRA, FBO Bobby Yoon, 33 Vista  Encantada,  Rancho Mirage,  CA 92270, who owned 204.918 Class B shares (representing approximately 7.16% of the Fund's Class B shares then outstanding).

         RPSS CUST 403-B PLAN,  Highline School District 401, FBO Rudy D. Baca, 22315 30th Ave. S., Des Moines,  WA
         98198-5114  who owned  248.166  Class B shares  (representing  approximately  8.67% of the Fund's  Class B shares then outstanding).

         RPSS TR  SIMPLE  IRA,  Jepson  Vineyards,  FBO  Martin  Estrada,  2101 S.  State  St.  SPC 70,  Ukiah,  CA
         95482-6775,  who owned 339.691  Class B shares  (representing  approximately  11.87% of the Fund's Class B shares then outstanding).

         RPSS TR SIMPLE IRA, Jepson  Vineyards,  FBO Fernando Chavez,  8451 UBA Dr. #35, Redwood Valley,  CA 95470,
         who owned  401.483  Class B shares  (representing  approximately  14.03% of the Fund's Class B shares then outstanding).

         RPSS TR ROTH IRA, FBO Caren L. Pendleton,  513 E 50th St.,  Loveland,  CO,  80538-1810,  who owned 427.335
         Class B shares (representing approximately 14.93% of the Fund's Class B shares then outstanding).

         RPSS TR ROLLOVER  IRA,  FBO Garrett W.  Degroff,  105 Evelyn Ave.,  Amsterdam,  NY  12010-1325,  who owned
         948.622 Class B shares (representing approximately 33.15% of the Fund's Class B shares then outstanding).

         Joalys M. Rice,  TOD Rebecca S. Madden,  Subject to STA TOD RULES,  2307 E.  Marshall  Ave.,  Spokane,  WA
         99207-5438,  who owned 538.876  Class C Shares  (representing  approximately  15.90% of the Fund's Class C shares then outstanding).

         Wells Fargo  Investments LLC, A/C 5823-8560,  608 Second Ave. South, 8th Fl.,  Minneapolis,  MN 55402, who
         owned  2,530.120  Class C Shares  (representing  approximately  74.69% of the Fund's  Class C shares  then outstanding).

The Manager.  The Manager is  wholly-owned  by  Oppenheimer  Acquisition  Corp.,  a holding  company  controlled by
Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

|X|      Code of Ethics.  The Fund,  the  Manager  and the  Distributor  have a Code of Ethics.  It is  designed to detect and prevent  improper  personal  trading by certain  employees,  including  portfolio  managers,  that would compete  with or take  advantage  of the Fund's  portfolio  transactions.  Covered  persons  include  persons  with knowledge of the  investments  and  investment  intentions of the Fund and other funds advised by the Manager.  The
Code of Ethics does permit  personnel  subject to the Code to invest in securities,  including  securities that may be purchased or held by the Fund,  subject to a number of  restrictions  and controls.  Compliance with the Code of
Ethics is carefully monitored and enforced by the Manager.

         The Code of Ethics is an  exhibit  to the  Fund's  registration  statement  filed  with the SEC and can be reviewed and copied at the SEC's Public  Reference Room in Washington,  D.C. You can obtain  information  about the hours of operation of the Public Reference Room by calling the SEC at  1.202.942.8090.  The Code of Ethics can also be viewed as part of the Fund's  registration  statement on the SEC's EDGAR database at the SEC's Internet  website at  www.sec.gov.  Copies may be obtained,  after paying a duplicating  fee, by electronic  request at the following
E-mail  address:  publicinfo@sec.gov.,  or by writing  to the SEC's  Public  Reference  Section,  Washington,  D.C.
20549-0102.

|X|      Portfolio Proxy Voting.  The Fund has adopted  Portfolio Proxy Voting Policies and Procedures  under which the Fund  votes  proxies  relating  to  securities  ("portfolio  proxies")  held by the Fund.  The  Fund's  primary consideration in voting portfolio  proxies is the financial  interests of the Fund and its  shareholders.  The Fund has retained an  unaffiliated  third-party  as its agent to vote  portfolio  proxies in accordance  with the Fund's
Portfolio  Proxy  Voting  Guidelines  and to maintain  records of such  portfolio  proxy  voting.  The Proxy Voting
Guidelines  include  provisions  to address  conflicts of interest  that may arise between the Fund and the Manager where one of the Manager's  directly-controlled  affiliates  manages or administers the assets of a pension plan of a company  soliciting the proxy.  The Fund's  Portfolio Proxy Voting  Guidelines on routine and  non-routine  proxy proposals are summarized below.

o        The Fund votes with the recommendation of the issuer's  management on routine matters,  including election of  directors  nominated by  management  and  ratification  of auditors,  unless  circumstances  indicate otherwise.
o        In  general,  the  Fund  opposes  anti-takeover   proposals  and  supports  elimination  of  anti-takeover
                  proposals, absent unusual circumstances.
o        The Fund  supports  shareholder  proposals  to  reduce a  super-majority  vote  requirement,  and  opposes management proposals to add a super-majority vote requirement.
o        The Fund opposes proposals to classify the board of directors.
o        The Fund supports proposals to eliminate cumulative voting.
o        The Fund opposes re-pricing of stock options.
o        The Fund generally considers executive  compensation  questions such as stock option plans and bonus plans to be ordinary business activity.  The Fund analyzes stock option plans,  paying particular  attention to their dilutive effect. While the Fund generally supports management proposals,  the Fund opposes plans it considers to be excessive.

         The Fund will be required to file new Form N-PX,  with its complete  proxy voting record for the 12 months ended June 30th,  no later than  August  31st of each year.  The first such  filing is due no later than August 31,
2004,  for the twelve  months ended June 30, 2004.  Once filed,  the Fund's Form N-PX filing will be available  (i)
without  charge,  upon request,  by calling the Fund toll-free at  1.800.525.7048  and (ii) on the SEC's website at
www.sec.gov.

|X|      The Investment  Advisory  Agreement.  The Manager provides  investment advisory and management services to the Fund under an investment  advisory  agreement between the Manager and the Fund. The Manager selects  securities for the Fund's  portfolio and handles its  day-to-day  business.  The portfolio  manager of the Fund is employed by the  Manager  and is the  person  who is  principally  responsible  for the  day-to-day  management  of the  Fund's portfolio.  Other  members of the  Manager's  Global  Equity  Portfolio  Team provide the  portfolio  managers with counsel and support in managing the Fund's portfolio.

         The  agreement  requires the Manager,  at its expense,  to provide the Fund with  adequate  office  space, facilities  and  equipment.  It  also  requires  the  Manager  to  provide  and  supervise  the  activities  of all
administrative  and  clerical  personnel  required  to  provide  effective   administration  for  the  Fund.  Those
responsibilities  include  the  compilation  and  maintenance  of  records  with  respect  to its  operations,  the preparation and filing of specified  reports,  and composition of proxy materials and  registration  statements for continuous public sale of shares of the Fund.

         The Fund pays expenses not expressly  assumed by the Manager  under the advisory  agreement.  The advisory agreement lists examples of expenses paid by the Fund. The major categories  relate to interest,  taxes,  brokerage commissions,  fees to certain  Trustees,  legal and audit expenses,  custodian and transfer agent  expenses,  share issuance costs,  certain printing and registration costs and non-recurring  expenses,  including  litigation costs.
The  management  fees paid by the Fund to the Manager are  calculated  at the rates  described  in the  Prospectus, which are applied to the assets of the Fund as a whole.  The fees are  allocated to each class of shares based upon the relative  proportion of the Fund's net assets  represented by that class.  The management fees paid by the Fund to the Manager during its last fiscal year was:

--------------------------------------- -----------------------------------------------------------------------------
        Fiscal Year ended 4/30:                        Management Fees Paid to OppenheimerFunds, Inc.
--------------------------------------- -----------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------
                 20041                                                    $38,523
--------------------------------------- -----------------------------------------------------------------------------
         1The fiscal year ended 4/30/04 represents a partial fiscal year, as the Fund's inception date is 8/1/03.

         The investment  advisory  agreement states that in the absence of willful  misfeasance,  bad faith,  gross negligence  in the  performance  of its duties or  reckless  disregard  of its  obligations  and  duties  under the investment  advisory  agreement,  the  Manager  is not liable for any loss the Fund  sustains  for any  investment, adoption of any investment policy, or the purchase, sale or retention of any security.

         The agreement permits the Manager to act as investment  advisor for any other person,  firm or corporation and to use  the  name  "Oppenheimer"  in  connection  with  other  investment  companies  for  which  it may act as investment  advisor or general  distributor.  If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

              |X| Annual Approval of Investment Advisory Agreement.  Each year, the Board of Trustees,  including a majority of the  Independent  Trustees,  is required to approve the renewal of the investment  advisory  agreement.
The Investment  Company Act requires that the Board request and evaluate and the Manager  provide such  information as may be reasonably  necessary to evaluate the terms of the investment  advisory  agreement.  The Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

         The  Board  will  also  receive  information  about  the  12b-1  distribution  fees the Fund  pays.  These distribution fees will be reviewed and approved at a different time of the year.

         For the initial approval of the Fund's  investment  advisory  agreement,  the Board reviewed the foregoing information  in arriving at its decision to approve the investment  advisory  agreement.  Among other factors,  the
Board considered:
o        The nature, cost, and quality of the services to be provided to the Fund and its shareholders;
o        The anticipated profitability of the Fund to the Manager;
o        Economies of scale that may be available to the Fund from the Manager;
o        Fees paid by other mutual funds for similar services;
o        The value and quality of any other benefits or services  received by the Fund from its  relationship  with the Manager; and
o        The direct and indirect  benefits the Manager will  receive  from its  relationship  with the Fund.  These include  services  provided by the Distributor and the Transfer Agent,  and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities Exchange Act.

         In the  future,  the Board will  consider  that the Manager  must be able to pay and retain  high  quality personnel at competitive  rates to provide  services to the Fund. The Board will also consider that maintaining the financial  viability of the Manager is  important  so that the Manager will be able to continue to provide  quality services to the Fund and its shareholders in adverse times.  The Board will consider the investment  performance of other  mutual  funds  advised by the  Manager.  The Board is aware that  there are  alternatives  to the use of the
Manager.

         These  matters will also be considered  by the  Independent  Trustees,  meeting  separately  from the full
Board with experienced  counsel to the Fund who will assist the Board in its  deliberations.  The Fund's counsel is independent of the Manager within the meaning and intent of the SEC rules regarding independence of counsel.

          In arriving at a decision to approve the  investment  advisory  agreement,  the Board will not single out any one factor or group of factors as being more  important  than other  factors,  but will  consider  all  factors together.  The Board will judge the terms and  conditions  of the  investment  advisory  agreement,  including  the investment advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage  Provisions of the Investment Advisory  Agreement.  One of the duties of the Manager under the investment advisory  agreement  is to arrange  the  portfolio  transactions  for the Fund.  The  advisory  agreement  contains provisions  relating to the employment of broker-dealers to effect the Fund's portfolio  transactions.  The Manager is authorized by the advisory agreement to employ  broker-dealers,  including "affiliated" brokers, as that term is defined in the Investment Company Act. The Manager may employ  broker-dealers  that the Manager thinks, in its best judgment based on all relevant  factors,  will implement the policy of the Fund to obtain,  at reasonable  expense, the "best execution" of the Fund's  portfolio  transactions.  "Best execution" means prompt and reliable  execution at the most favorable price obtainable.  The Manager need not seek competitive  commission bidding.  However, it is expected to be aware of the current rates of eligible  brokers and to minimize the  commissions  paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

         Under the investment  advisory  agreement,  the Manager may select brokers  (other than  affiliates)  that provide  brokerage  and/or  research  services for the Fund and/or the other accounts over which the Manager or its affiliates have investment  discretion.  The commissions paid to such brokers may be higher than another  qualified broker would charge,  if the Manager makes a good faith  determination  that the  commission is fair and reasonable in relation to the services  provided.  Subject to those  considerations,  as a factor in selecting brokers for the
Fund's  portfolio  transactions,  the Manager may also  consider  sales of shares of the Fund and other  investment companies for which the Manager or an affiliate serves as investment advisor.

Brokerage  Practices  Followed  by the  Manager.  The  Manager  allocates  brokerage  for the Fund  subject  to the provisions of the investment  advisory  agreement and the  procedures and rules  described  above.  Generally,  the
Manager's  portfolio traders allocate brokerage based upon  recommendations  from the Manager's portfolio managers.
In certain  instances,  portfolio  managers may directly place trades and allocate  brokerage.  In either case, the
Manager's executive officers supervise the allocation of brokerage.

         Transactions  in  securities  other than those for which an exchange is the primary  market are  generally done with  principals or market  makers.  In  transactions  on foreign  exchanges,  the Fund may be required to pay fixed brokerage  commissions and therefore would not have the benefit of negotiated  commissions  available in U.S.
markets.  Brokerage  commissions  are  paid  primarily  for  transactions  in  listed  securities  or  for  certain fixed-income  agency  transactions in the secondary market.  Otherwise,  brokerage  commissions are paid only if it appears  likely that a better price or execution  can be obtained by doing so. In an option  transaction,  the Fund ordinarily  uses the same broker for the purchase or sale of the option and any  transaction  in the  securities to which the option relates.

         Other funds  advised by the Manager have  investment  policies  similar to those of the Fund.  Those other funds may  purchase or sell the same  securities  as the Fund at the same time as the Fund,  which could affect the supply and price of the securities.  If two or more funds advised by the Manager  purchase the same security on the same day from the same  dealer,  the  transactions  under  those  combined  orders  are  averaged  as to price  and allocated in accordance with the purchase or sale orders actually placed for each account.

         In an option  transaction,  the Fund  ordinarily  uses the same  broker  for the  purchase  or sale of the option and any  transaction in the  securities to which the option  relates.  When  possible,  the Manager tries to combine  concurrent  orders to purchase or sell the same  security by more than one of the accounts  managed by the
Manager or its affiliates.  The transactions  under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

         The investment  advisory agreement permits the Manager to allocate  brokerage for research  services.  The research  services  provided by a particular  broker may be useful only to one or more of the advisory  accounts of the Manager and its affiliates.  The investment  research  received for the commissions of those other accounts may be useful both to the Fund and one or more of the Manager's  other  accounts.  Investment  research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

         Investment  research services include  information and analysis on particular  companies and industries as well  as  market  or  economic  trends  and  portfolio  strategy,  market  quotations  for  portfolio  evaluations, information  systems,  computer hardware and similar products and services.  If a research service also assists the
Manager  in a  non-research  capacity  (such as  bookkeeping  or other  administrative  functions),  then  only the percentage or component that provides  assistance to the Manager in the investment  decision-making  process may be paid in commission dollars.

         The Board of Trustees  permits the Manager to use stated  commissions  on  secondary  fixed-income  agency trades to obtain  research  if the broker  represents  to the  Manager  that:  (i) the trade is not from or for the broker's own  inventory,  (ii) the trade was  executed by the broker on an agency  basis at the stated  commission, and (iii) the trade is not a riskless  principal  transaction.  The Board of  Trustees  permits  the Manager to use commissions  on  fixed-price  offerings  to  obtain  research,  in the  same  manner  as is  permitted  for  agency transactions.

         The research  services  provided by brokers broadens the scope and supplements the research  activities of the Manager.  That research provides  additional views and comparisons for consideration,  and helps the Manager to obtain  market  information  for the valuation of  securities  that are either held in the Fund's  portfolio or are being  considered  for  purchase.  The Manager  provides  information  to the Board about the  commissions  paid to brokers furnishing such services,  together with the Manager's  representation  that the amount of such commissions was reasonably related to the value or benefit of such services.

     ---------------------------------- -----------------------------------------------------------------
          Fiscal Year Ended 4/30:                Total Brokerage Commissions Paid by the Fund1
     ---------------------------------- -----------------------------------------------------------------
     ---------------------------------- -----------------------------------------------------------------
                   20042                                            $12,1173
     ---------------------------------- -----------------------------------------------------------------
1.       Amounts do not include spreads or commissions on principal transactions on a net trade basis.
2.       The fiscal year ended 4/30/04 represents a partial fiscal year, as the Fund's inception date is  8/1/03.
3.       In the fiscal period ended 4/30/04,  the amount of transactions  directed to brokers for research services was $0 and amount of the commissions paid to broker-dealers for those services was $0.

Distribution and Service Plans

The  Distributor.  Under its General  Distributor's  Agreement  with the Fund, the  Distributor  acts as the Fund's principal  underwriter in the continuous  public offering of the Fund's classes of shares.  The  Distributor  bears the  expenses  normally  attributable  to  sales,  including  advertising  and the  cost of  printing  and  mailing prospectuses,  other than those  furnished to existing  shareholders.  The  Distributor  is not obligated to sell a specific number of shares.

         The sales charges and  concessions  paid to, or retained by, the  Distributor  from the sale of shares and the  contingent  deferred sales charges  retained by the  Distributor on the redemption of shares during the Fund's most recent fiscal year are shown in the tables below.

--------------- ----------------------- -----------------------
Fiscal Year     Aggregate Front-End     Class A Front-End
                                        Sales Charges
Ended 4/30:     Sales Charges on        Retained by
                Class A Shares          Distributor1
--------------- ----------------------- -----------------------
--------------- ----------------------- -----------------------
    20042                N/A                     N/A
--------------- ----------------------- -----------------------
1.       Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.
2.       The fiscal year ended 4/30/04 represents a partial fiscal year, as the Fund's inception date is  8/1/03.

--------------- ----------------------- ---------------------- ------------------------ ------------------------
Fiscal Year     Concessions on Class    Concessions on Class   Concessions on Class C   Concessions on Class N
Ended 4/30:     A Shares Advanced by    B Shares Advanced by   Shares Advanced by       Shares Advanced by
                Distributor1            Distributor1           Distributor1             Distributor1
--------------- ----------------------- ---------------------- ------------------------ ------------------------
--------------- ----------------------- ---------------------- ------------------------ ------------------------
    20042                N/A                     N/A                     N/A                      N/A
--------------- ----------------------- ---------------------- ------------------------ ------------------------
1.       The  Distributor  advances  concession  payments to dealers  for  certain  sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.
2.       The fiscal year ended 4/30/04 represents a partial fiscal year, as the Fund's inception date is  8/1/03.

--------------- ----------------------- ----------------------- ------------------------- -----------------------
Fiscal    Year  Class A Contingent      Class B Contingent      Class C Contingent        Class N Contingent
                Deferred Sales          Deferred Sales                                    Deferred Sales
Ended 4/30:     Charges Retained by     Charges Retained by     Deferred Sales Charges    Charges Retained by
                Distributor             Distributor             Retained by Distributor   Distributor
--------------- ----------------------- ----------------------- ------------------------- -----------------------
--------------- ----------------------- ----------------------- ------------------------- -----------------------
    20041                N/A                     N/A                      N/A                      N/A
--------------- ----------------------- ----------------------- ------------------------- -----------------------
1.       The fiscal year ended 4/30/04 represents a partial fiscal year, as the Fund's inception date is  8/1/03.

Distribution  and  Service  Plans.  The Fund has  adopted a Service  Plan for Class A shares and  Distribution  and
Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the  Investment  Company Act. Under those plans  the  Fund  pays  the  Distributor  for all or a  portion  of its  costs  incurred  in  connection  with  the distribution  and/or servicing of the shares of the particular  class. Each plan has been approved by a vote of the
Board of Trustees, including a majority of the Independent Trustees1, cast in person at a  meeting  called  for the purpose of voting on that plan.

         Under the plans,  the Manager  and the  Distributor  may make  payments  to  affiliates  and in their sole discretion,  from time to time,  may use their own  resources  (at no direct cost to the Fund) to make  payments to brokers,  dealers or other financial  institutions for distribution and administrative  services they perform.  The
Manager  may use its profits  from the  advisory  fee it  receives  from the Fund.  In their sole  discretion,  the
Distributor  and the Manager may increase or decrease the amount of payments  they make from their own resources to plan recipients.

         Unless a plan is terminated as described  below,  the plan  continues in effect from year to year but only if the  Fund's  Board  of  Trustees  and its  Independent  Trustees  specifically  vote  annually  to  approve  its continuance.  Approval  must be by a vote  cast in  person  at a  meeting  called  for the  purpose  of  voting  on continuing  the plan. A plan may be  terminated at any time by the vote of a majority of the  Independent  Trustees or by the vote of the  holders of a  "majority"  (as  defined in the  Investment  Company  Act) of the  outstanding shares of that class.

         The Board of Trustees and the  Independent  Trustees  must approve all material  amendments  to a plan. An amendment to increase  materially  the amount of payments to be made under a plan must be approved by  shareholders of the class  affected by the  amendment.  Because  Class B shares of the Fund  automatically  convert into Class A shares 72 months after purchase,  the Fund must obtain the approval of both Class A and Class B shareholders  for a proposed  material  amendment to the Class A the plan that would materially  increase payments under the plan. That approval must be by a "majority"  (as defined in the  Investment  Company Act) of the shares of each class,  voting separately by class.

         While the plans are in effect,  the Treasurer of the Fund shall provide  separate  written  reports on the plans to the Board of  Trustees at least  quarterly  for its review.  The  reports  shall  detail the amount of all payments  made under a plan and the  purpose for which the  payments  were made.  Those  reports are subject to the review and approval of the Independent Trustees.

         Each plan states that while it is in effect,  the selection and  nomination of those  Trustees of the Fund who are not  "interested  persons" of the Fund is committed to the  discretion of the  Independent  Trustees.  This does not prevent the  involvement of others in the selection and  nomination  process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

         Under the  plans  for a class,  no  payment  will be made to any  recipient  in any  quarter  in which the aggregate  net asset  value of all Fund  shares of that class held by the  recipient  for itself and its  customers does not  exceed a minimum  amount,  if any,  that may be set from time to time by a  majority  of the  Independent
Trustees.  The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

|X|      Class A Service Plan Fees.  Under the Class A service plan,  the  Distributor  currently  uses the fees it receives  from the Fund to pay  brokers,  dealers  and  other  financial  institutions  (they  are  referred  to as
"recipients")  for personal  services and account  maintenance  services they provide for their  customers who hold
Class A shares.  The services include,  among others,  answering  customer  inquiries about the Fund,  assisting in establishing  and  maintaining  accounts in the Fund,  making the Fund's  investment  plans available and providing other services at the request of the Fund or the Distributor.  The Class A service plan permits  reimbursements  to the  Distributor  at a rate of up to 0.25% of average  annual  net assets of Class A shares.  The Board has set the rate at that level.  While the plan permits the Board to authorize  payments to the Distributor to reimburse itself for  services  under  the  plan,  the Board  has not yet done so,  except  in the case of the  special  arrangement described below,  regarding  grandfathered  retirement accounts.  The Distributor makes payments to plan recipients quarterly  at an annual rate not to exceed  0.25% of the  average  annual net assets  consisting  of Class A shares held in the accounts of the recipients or their customers.

         With  respect to  purchases of Class A shares  subject to a  contingent  deferred  sales charge by certain retirement  plans that  purchased such shares prior to March 1, 2001  ("grandfathered  retirement  accounts"),  the
Distributor  currently  intends to pay the service fee to recipients in advance for the first year after the shares are  purchased.  During the first year the shares are sold,  the  Distributor  retains the service fee to reimburse itself for the costs of  distributing  the shares.  After the first year shares are  outstanding,  the  Distributor makes service fee payments to recipients  quarterly on those shares.  The advance payment is based on the net asset value of shares sold.  Shares purchased by exchange do not qualify for the advance service fee payment.  If Class A shares  purchased by  grandfathered  retirement  accounts are redeemed  during the first year after their purchase, the  recipient of the service fees on those  shares will be obligated to repay the  Distributor  a pro rata portion of the advance payment of the service fee made on those shares.

         For the fiscal year ended April 30, 2004,  payments  under the Class A plan  totaled $0. Any  unreimbursed expenses  the  Distributor  incurs  with  respect  to Class A shares in any  fiscal  year  cannot be  recovered  in subsequent  years. The Distributor may not use payments  received under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

|X|      Class B, Class C and Class N  Distribution  and  Service  Plan Fees.  Under  each plan,  distribution  and service fees are computed on the average of the net asset value of shares in the  respective  class,  determined as of the close of each  regular  business  day  during the  period.  Each plan  provides  for the  Distributor  to be compensated  at a flat rate,  whether the  Distributor's  distribution  expenses  are more or less than the amounts paid by the Fund  under  the plan  during  the  period  for  which  the fee is paid.  The  types of  services  that recipients provide are similar to the services provided under the Class A service plan, described above.

         Each plan permits the  Distributor  to retain both the  asset-based  sales charges and the service fees or to pay  recipients the service fee on a quarterly  basis,  without  payment in advance.  However,  the  Distributor currently  intends to pay the  service fee to  recipients  in advance for the first year after Class B, Class C and
Class N shares are  purchased.  After the first year  Class B,  Class C or Class N shares  are  outstanding,  after their  purchase,  the  Distributor  makes service fee payments  quarterly on those shares.  The advance  payment is based on the net asset value of shares sold.  Shares  purchased by exchange do not qualify for the advance  service fee payment.  If Class B, Class C or Class N shares are redeemed  during the first year after their  purchase,  the recipient of the service fees on those  shares will be  obligated  to repay the  Distributor  a pro rata portion of the advance  payment of the  service fee made on those  shares.  In cases  where the  Distributor  is the broker of record for Class B,  Class C and Class N shares,  i.e.  shareholders  without  the  services  of a broker  directly invest in the Fund, the Distributor  will retain the asset-based  sales charge and service fee for Class B, Class C and Class N shares.

         The  asset-based  sales  charge and service  fees  increase  Class B and Class C expenses by 1.00% and the asset-based  sales  charge and service  fees  increase  Class N expenses by 0.50% of the net assets per year of the respective class.

         The  Distributor  retains the  asset-based  sales  charge on Class B and Class N shares.  The  Distributor retains the asset-based  sales charge on Class C shares during the first year the shares are  outstanding.  It pays the  asset-based  sales charge as an ongoing  concession to the recipient on Class C shares  outstanding for a year or more. If a dealer has a special  agreement with the  Distributor,  the Distributor will pay the Class B, Class C or Class N service  fee and the  asset-based  sales  charge to the  dealer  quarterly  in lieu of paying  the sales concession and service fee in advance at the time of purchase.

         The  asset-based  sales  charge  on Class B,  Class C and Class N shares  allow  investors  to buy  shares without a front-end sales charge while allowing the Distributor to compensate  dealers that sell those shares.  The
Fund pays the  asset-based  sales charge to the  Distributor  for its services  rendered in  distributing  Class B,
Class C and Class N shares. The payments are made to the Distributor in recognition that the Distributor:
o        pays sales  concessions  to  authorized  brokers and dealers at the time of sale and pays  service fees as described above,
o        may finance  payment of sales  concessions  and/or the  advance of the  service fee payment to  recipients under the plans,  or may provide such  financing  from its own  resources or from the resources of an affiliate,
o        employs personnel to support distribution of Class B, Class C and Class N shares,
o        bears the costs of sales literature,  advertising and prospectuses  (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o        may not be able to  adequately  compensate  dealers that sell Class B, Class C and Class N shares  without receiving  payment  under the plans and  therefore  may not be able to offer  such  Classes  for sale absent the plans,
o        receives  payments under the plans consistent with the service fees and asset-based  sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o        may use the  payments  under the plan to include  the Fund in various  third-party  distribution  programs that may increase sales of Fund shares,
o        may  experience   increased  difficulty  selling  the  Fund's  shares  if  payments  under  the  plan  are discontinued  because most  competitor  funds have plans that pay dealers for rendering  distribution services as much or more than the amounts currently being paid by the Fund, and
o        may not be able to continue  providing,  at the same or at a lesser cost,  the same  quality  distribution sales  efforts and  services,  or to obtain such  services  from  brokers  and  dealers,  if the plan payments were to be discontinued.

         The  Distributor's  actual  expenses  in selling  Class B, Class C and Class N shares may be more than the payments it receives from the  contingent  deferred  sales charges  collected on redeemed  shares and from the Fund under the plans.  If either the Class B, Class C or Class N plan is terminated  by the Fund,  the Board of Trustees may allow the Fund to  continue  payments of the  asset-based  sales  charge to the  Distributor  for  distributing shares before the plan was terminated.

---------------------------------------------------------------------------------------------------------------------
                    Distribution Fees Paid to the Distributor for the Fiscal Year Ended 4/30/04
---------------------------------------------------------------------------------------------------------------------
-------------------- ----------------------- ------------------------ ----------------------- -----------------------
Class:               Total Payments Under    Amount Retained by       Distributor's           Distributor's
                                                                      Aggregate               Unreimbursed Expenses
                                                                      Unreimbursed Expenses   as % of Net Assets of
                     Plan                    Distributor              Under Plan              Class
-------------------- ----------------------- ------------------------ ----------------------- -----------------------
-------------------- ----------------------- ------------------------ ----------------------- -----------------------
Class B Plan                  N/A                      N/A                     N/A                     N/A
-------------------- ----------------------- ------------------------ ----------------------- -----------------------
-------------------- ----------------------- ------------------------ ----------------------- -----------------------
Class C Plan                  N/A                      N/A                     N/A                     N/A
-------------------- ----------------------- ------------------------ ----------------------- -----------------------
-------------------- ----------------------- ------------------------ ----------------------- -----------------------
Class N Plan                  N/A                      N/A                     N/A                     N/A
-------------------- ----------------------- ------------------------ ----------------------- -----------------------

         All payments  under the Class B, Class C and Class N plans are subject to the  limitations  imposed by the
Conduct Rules of the National  Association of Securities  Dealers,  Inc. on payments of  asset-based  sales charges and service fees.

Performance of the Fund

Explanation  of  Performance  Terminology.  The  Fund  uses  a  variety  of  terms  to  illustrate  its  investment performance.  Those terms include  "cumulative  total return," "average annual total return," "average annual total return at net asset  value"  and  "total  return at net asset  value."  An  explanation  of how total  returns  are calculated  is set forth below.  The charts below show the Fund's  performance  as of the Fund's most recent fiscal year end. You can obtain current  performance  information by calling the Fund's  Transfer Agent at  1.800.525.7048 or by visiting the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

         The Fund's  illustrations  of its performance  data in  advertisements  must comply with rules of the SEC.
Those rules  describe the types of performance  data that may be used and how it is to be  calculated.  In general, any  advertisement  by the Fund of its  performance  data must  include the average  annual  total  returns for the advertised class of shares of the Fund.

         Use of  standardized  performance  calculations  enables an investor to compare the Fund's  performance to the  performance  of other funds for the same periods.  However,  a number of factors  should be considered  before using the Fund's performance information as a basis for comparison with other investments:

o        Total returns  measure the  performance of a hypothetical  account in the Fund over various periods and do not show the performance of each  shareholder's  account.  Your account's  performance will vary from the model  performance  data if your dividends are received in cash, or you buy or sell shares during the  period,  or you bought  your  shares at a  different  time and price than the shares used in the model.
o        The Fund's  performance  returns  may not  reflect  the effect of taxes on  dividends  and  capital  gains distributions.
o        An investment in the Fund is not insured by the FDIC or any other government agency.
o        The  principal  value of the Fund's  shares,  and total  returns  are not  guaranteed  and  normally  will fluctuate on a daily basis.
o        When an investor's shares are redeemed, they may be worth more or less than their original cost.
o        Total returns for any given past period  represent  historical  performance  information  and are not, and should not be considered, a prediction of future returns.

         The  performance  of each class of shares is shown  separately,  because the  performance of each class of shares will usually be different.  That is because of the different  kinds of expenses each class bears.  The total returns  of each  class of  shares of the Fund are  affected  by  market  conditions,  the  quality  of the  Fund's investments,  the  maturity  of those  investments,  the types of  investments  the Fund holds,  and its  operating expenses that are allocated to the particular class.

         |X|  Total  Return  Information.  There are  different  types of "total  returns"  to  measure  the Fund's performance.  Total return is the change in value of a  hypothetical  investment  in the Fund over a given  period, assuming  that all  dividends  and capital gains  distributions  are  reinvested in additional  shares and that the investment is redeemed at the end of the period.  Because of differences in expenses for each class of shares,  the total returns for each class are  separately  measured.  The cumulative  total return  measures the change in value over the entire period (for example,  ten years).  An average  annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period.  However,  average annual total returns do not show actual year-by-year  performance.  The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

         In  calculating  total  returns  for Class A  shares,  the  current  maximum  sales  charge of 5.75% (as a percentage of the offering  price) is deducted from the initial  investment  ("P" in the formula below) (unless the return  is shown  without  sales  charge,  as  described  below).  For Class B shares,  payment  of the  applicable contingent  deferred  sales charge is applied,  depending on the period for which the return is shown:  5.0% in the first year,  4.0% in the second  year,  3.0% in the third and fourth  years,  2.0% in the fifth  year,  1.0% in the sixth year and none  thereafter.  For Class C shares,  the 1.0%  contingent  deferred  sales charge is deducted for returns for the one-year  period.  For Class N shares,  the 1.0%  contingent  deferred sales charge is deducted for returns for the one-year period.  There is no sales charge on Class Y shares.

o        Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

ERV   l/n      - 1     Average Annual Total Return
  P

o        Average Annual Total Return (After Taxes on Distributions). The "average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

ATVD   l/n       - 1   = Average Annual Total Return (After Taxes on Distributions)
  P

o        Average Annual Total Return (After Taxes on Distributions and Redemptions). The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR    l/n      - 1    = Average Annual Total Return (After Taxes on Distributions and Redemptions)
  P

o        Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

    ERV - P        = Total Return
----------------
       P
o        Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A, Class B, Class C or Class
N shares.  There is no sales charge on Class Y shares.  Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

--------------------------------------------------------------------------------------------------------------------
                              The Fund's Total Returns for the Periods Ended 4/30/04
--------------------------------------------------------------------------------------------------------------------
--------------- ------------------------------------------------ ---------------------------------------------------
Class of                   Cumulative Total Returns                         Average Annual Total Returns
Shares               (10 Years or life-of-class, if less)
--------------- ------------------------------------------------ ---------------------------------------------------
--------------- ------------------------------------------------ --------------------------------------------------
                                                                                      1-Year
                                                                                (or life of class)
--------------- ------------------------------------------------ --------------------------------------------------
--------------- -------------------- --------------------------- ----------------------- --------------------------
                After Sales Charge      Without Sales Charge       After Sales Charge      Without Sales Charge
--------------- -------------------- --------------------------- ----------------------- --------------------------
--------------- -------------------- --------------------------- ----------------------- --------------------------
Class A1              22.86%                   30.35%                    22.86%                   30.35%
--------------- -------------------- --------------------------- ----------------------- --------------------------
1. Inception of Class A:   8/1/03

------------------------------------------------------------------------------------------
          Average Annual Total Returns for Class A Shares (After Sales Charge)
                              For the Periods Ended 4/30/04
------------------------------------------------------------------------------------------
----------------------------------------------------------- -----------------------------
                                                                       1-Year
                                                                 (or life of class)
----------------------------------------------------------- -----------------------------
----------------------------------------------------------- -----------------------------
After Taxes on Distributions                                          22.68%1
----------------------------------------------------------- -----------------------------
----------------------------------------------------------- -----------------------------
After Taxes on Distributions and Redemption of Fund Shares            14.84%1
----------------------------------------------------------- -----------------------------
               1. Inception of Class A:  8/1/03

Other Performance Comparisons.  The Fund compares its performance annually to that of an appropriate  broadly-based market index in its Annual Report to  shareholders.  You can obtain that  information  by  contacting  the Transfer
Agent at the addresses or telephone  numbers shown on the cover of this  Statement of Additional  Information.  The
Fund may also compare its performance to that of other  investments,  including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

         |X|  Lipper  Rankings.  From time to time the Fund may  publish  the  ranking  of the  performance  of its classes of shares by Lipper,  Inc.  ("Lipper").  Lipper is a  widely-recognized  independent mutual fund monitoring service.  Lipper monitors the performance of regulated  investment  companies,  including the Fund, and ranks their performance for various  periods in categories  based on investment  styles.  The Lipper  performance  rankings are based on total returns that include the  reinvestment  of capital gain  distributions  and income  dividends but do not take sales charges or taxes into consideration.  Lipper also publishes  "peer-group" indices of the performance of all mutual  funds in a category  that it monitors  and averages of the  performance  of the funds in  particular categories.

|X|      Morningstar  Ratings.  From time to time the Fund may publish the star  rating of the  performance  of its classes of shares by Morningstar,  Inc., an independent  mutual fund monitoring  service.  Morningstar rates mutual funds in their specialized market sector.  The Fund will be rated in the foreign large value category.

         Morningstar  proprietary star ratings reflect historical  risk-adjusted  total investment return. For each fund with at least a three-year  history,  Morningstar  calculates a  Morningstar  Rating(TM)based on a  Morningstar
Risk-Adjusted  Return  measure that accounts for variation in a fund's monthly  performance  (including the effects of sales  charges,  loads,  and  redemption  fees),  placing more  emphasis on downward  variations  and  rewarding consistent  performance.  The top 10% of funds in each  category  receive 5 stars,  the next 22.5% receive 4 stars, the next 35%  receive 3 stars,  the next 22.5%  receive 2 stars,  and the bottom 10%  receive 1 star.  (Each  share class is  counted  as a  fraction  of one fund  within  this  scale and rated  separately,  which may cause  slight variations in the distribution  percentages.) The Overall  Morningstar Rating for a fund is derived from a weighted average of the performance  figures  associated  with its three-,  five-and  ten-year (if  applicable)  Morningstar
Rating metrics.

         |X|  Performance  Rankings and Comparisons by Other Entities and Publications.  From time to time the Fund may include in its advertisements and sales literature  performance  information about the Fund cited in newspapers and other  periodicals  such as The New York Times,  The Wall Street Journal,  Barron's,  or similar  publications.
That information may include  performance  quotations from other sources,  including  Lipper and  Morningstar.  The performance of the Fund's classes of shares may be compared in  publications  to the  performance of various market indices or other  investments,  and  averages,  performance  rankings or other  benchmarks  prepared by  recognized mutual fund statistical services.

         Investors may also wish to compare the returns on the Fund's share  classes to the return on  fixed-income investments  available  from banks and  thrift  institutions.  Those  include  certificates  of  deposit,  ordinary interest-paying  checking and savings  accounts,  and other forms of fixed or variable time  deposits,  and various other  instruments  such as Treasury  bills.  However,  the Fund's  returns and share price are not  guaranteed  or insured  by the FDIC or any other  agency  and will  fluctuate  daily,  while bank  depository  obligations  may be insured by the FDIC and may  provide  fixed  rates of return.  Repayment  of  principal  and payment of interest on
Treasury securities is backed by the full faith and credit of the U.S. government.

         From time to time, the Fund may publish  rankings or ratings of the Manager or Transfer Agent,  and of the investor services  provided by them to shareholders of the Oppenheimer  funds,  other than performance  rankings of the Oppenheimer funds  themselves.  Those ratings or rankings of shareholder and investor services by third parties may include  comparisons of their  services to those provided by other mutual fund families  selected by the rating or ranking  services.  They may be based upon the  opinions  of the rating or  ranking  service  itself,  using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

         From time to time the Fund may  include  in its  advertisements  and  sales  literature  the total  return performance of a hypothetical  investment  account that includes  shares of the Fund and other  Oppenheimer  funds.
The combined  account may be part of an  illustration of an asset  allocation  model or similar  presentation.  The account  performance  may combine total return  performance  of the Fund and the total return  performance of other
Oppenheimer funds included in the account.  Additionally,  from time to time, the Fund's  advertisements  and sales literature may include,  for  illustrative or comparative  purposes,  statistical data or other  information  about general or specific market and economic conditions. That may include, for example,
o        information  about the  performance  of certain  securities  or  commodities  markets or segments of those markets,
o        information about the performance of the economies of particular countries or regions,
o        the earnings of companies  included in segments of particular  industries,  sectors,  securities  markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information  relating  to the gross  national  or gross  domestic  product of the  United  States or other countries or regions,
o        comparisons  of  various  market   sectors  or  indices  to  demonstrate   performance,   risk,  or  other
              characteristics of the Fund.

ABOUT your account

How to Buy Shares

Additional  information is presented  below about the methods that can be used to buy shares of the Fund.  Appendix
C  contains  more  information  about  the  special  sales  charge  arrangements  offered  by  the  Fund,  and  the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink.  When shares are purchased  through  AccountLink,  each purchase must be at least $50 and shareholders must invest at least $500 before an Asset  Builder  Plan  (described  below) can be  established  on a new account.
Accounts  established  prior to  November  1, 2002 will  remain at $25 for  additional  purchases.  Shares  will be purchased on the regular  business day the  Distributor  is  instructed to initiate the  Automated  Clearing  House
("ACH")  transfer to buy the shares.  Dividends  will begin to accrue on shares  purchased with the proceeds of ACH transfers on the business day the Fund receives  Federal  Funds for the purchase  through the ACH system before the close of The New York Stock Exchange ("the  Exchange").  The Exchange  normally  closes at 4:00 P.M., but may close earlier on certain  days.  If Federal  Funds are  received on a business day after the close of the  Exchange,  the shares will be purchased and dividends  will begin to accrue on the next regular  business day. The proceeds of ACH transfers are normally  received by the Fund three days after the transfers are  initiated.  If the proceeds of the
ACH transfer are not received on a timely basis,  the Distributor  reserves the right to cancel the purchase order.
The Distributor and the Fund are not responsible for any delays in purchasing  shares  resulting from delays in ACH transmissions.

Reduced  Sales  Charges.  As discussed in the  Prospectus,  a reduced sales charge rate may be obtained for Class A shares under Right of  Accumulation  and Letters of Intent  because of the economies of sales efforts and reduction in expenses  realized by the  Distributor,  dealers and brokers  making such sales.  No sales  charge is imposed in certain  other  circumstances  described in Appendix B to this  Statement  of  Additional  Information  because the
Distributor or dealer or broker incurs little or no selling expenses.

         |X|  Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
o        Class A and Class B shares you purchase for your individual accounts (including IRAs and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors,
o        Current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
o        Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class
                  A shares, provided that you still hold your investment in one of the Oppenheimer funds.

         A fiduciary can count all shares purchased for a trust,  estate or other fiduciary account  (including one or more employee  benefit plans of the same  employer) that has multiple  accounts.  The  Distributor  will add the value,  at current  offering  price,  of the shares you  previously  purchased  and  currently  own to the value of current  purchases to determine  the sales charge rate that  applies.  The reduced  sales charge will apply only to current purchases. You must request it when you buy shares.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals                               Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals                      Oppenheimer Main Street Fund
Oppenheimer Balanced Fund                                     Oppenheimer Main Street Opportunity Fund
Oppenheimer Bond Fund                                         Oppenheimer Main Street Small Cap Fund
Oppenheimer California Municipal Fund                         Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Preservation Fund                         Oppenheimer Principal Protected Main Street Fund
Oppenheimer Capital Income Fund                               Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Champion Income Fund                              Oppenheimer Quest Balanced Fund
Oppenheimer Convertible Securities Fund                       Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Developing Markets Fund                           Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Disciplined Allocation Fund                       Oppenheimer Quest Opportunity Value Fund
Oppenheimer Discovery Fund                                    Oppenheimer Quest Value Fund, Inc.
Oppenheimer Emerging Growth Fund                              Oppenheimer Real Asset Fund
Oppenheimer Emerging Technologies Fund                        Oppenheimer Real Estate Fund
Oppenheimer Enterprise Fund                                   Oppenheimer Rochester National Municipals
Oppenheimer Equity Fund, Inc.                                 Oppenheimer Select Value Fund
Oppenheimer Global Fund                                       Oppenheimer Senior Floating Rate Fund
Oppenheimer Global Opportunities Fund                         Oppenheimer Small Cap Value Fund
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Strategic Income Fund
Oppenheimer Growth Fund                                       Oppenheimer Total Return Bond Fund

Oppenheimer High Yield Fund                                   Oppenheimer U.S. Government Trust
Oppenheimer International Bond Fund                           Oppenheimer Value Fund
Oppenheimer International Growth Fund                         Limited-Term New York Municipal Fund
Oppenheimer International Small Company Fund                  Rochester Fund Municipals
Oppenheimer International Value Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer MidCap Fund
And the following money market funds:
Oppenheimer Cash Reserves                                     Centennial Government Trust
Oppenheimer Money Market Fund, Inc.                           Centennial Money Market Trust
Centennial America Fund, L. P.                                Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust

         There is an  initial  sales  charge on the  purchase  of Class A shares of each of the  Oppenheimer  funds described  above  except the money  market  funds.  Under  certain  circumstances  described  in this  Statement of
Additional  Information,  redemption  proceeds of certain  money  market fund shares may be subject to a contingent deferred sales charge.

Letters of  Intent.  Under a Letter of Intent  ("Letter"),  if you  purchase  Class A shares or Class A and Class B shares of the Fund and other  Oppenheimer  funds  during a 13-month  period,  you can reduce the sales  charge rate that applies to your purchases of Class A shares.  The total amount of your intended  purchases of both Class A and
Class B shares will  determine the reduced sales charge rate for the Class A shares  purchased  during that period.
You can include  purchases  made up to 90 days before the date of the Letter.  Letters do not  consider  Class C or
Class N shares you purchase or may have purchased.

         A Letter is an investor's  statement in writing to the  Distributor  of the intention to purchase  Class A shares or Class A and Class B shares of the Fund (and  other  Oppenheimer  funds)  during a  13-month  period  (the
"Letter  period").  At the investor's  request,  this may include purchases made up to 90 days prior to the date of the Letter.  The Letter states the investor's  intention to make the aggregate amount of purchases of shares which, when added to the investor's  holdings of shares of those funds,  will equal or exceed the amount  specified in the
Letter.  Purchases made by  reinvestment of dividends or  distributions  of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

         A Letter  enables  an  investor  to count  the Class A and Class B shares  purchased  under the  Letter to obtain the reduced  sales  charge rate on  purchases  of Class A shares of the Fund (and other  Oppenheimer  funds)
that applies  under the Right of  Accumulation  to current  purchases of Class A shares.  Each  purchase of Class A shares under the Letter will be made at the offering  price  (including  the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

         In submitting a Letter,  the investor makes no commitment to purchase shares.  However,  if the investor's purchases  of shares  within  the Letter  period,  when added to the value (at  offering  price) of the  investor's holdings  of shares on the last day of that  period,  do not equal or exceed  the  intended  purchase  amount,  the investor  agrees  to pay the  additional  amount of sales  charge  applicable  to such  purchases.  That  amount is described  in "Terms of Escrow,"  below  (those  terms may be amended by the  Distributor  from time to time).  The investor  agrees that shares  equal in value to 5% of the  intended  purchase  amount will be held in escrow by the
Transfer  Agent  subject  to the  Terms of  Escrow.  Also,  the  investor  agrees  to be bound by the  terms of the
Prospectus,  this Statement of Additional  Information  and the application  used for a Letter.  If those terms are amended,  as they may be from time to time by the Fund,  the investor  agrees to be bound by the amended  terms and that those amendments will apply automatically to existing Letters.

         If the total  eligible  purchases  made  during  the  Letter  period do not equal or exceed  the  intended purchase  amount,  the concessions  previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor  will be adjusted to the rates  applicable to actual total  purchases.  If total eligible  purchases  during the Letter period exceed the intended  purchase  amount and exceed the amount needed to qualify for the next sales  charge rate  reduction  set forth in the  Prospectus,  the sales  charges  paid will be adjusted to the lower rate.  That  adjustment  will be made only if and when the dealer returns to the  Distributor the excess of the amount of  concessions  allowed or paid to the dealer over the amount of  concessions  that apply to the actual amount of purchases.  The excess  concessions  returned to the  Distributor  will be used to purchase additional  shares  for the  investor's  account  at the net  asset  value  per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

         The  Transfer  Agent  will not hold  shares  in  escrow  for  purchases  of  shares  of the Fund and other
Oppenheimer  funds by  OppenheimerFunds  prototype  401(k) plans under a Letter.  If the intended  purchase  amount under a Letter entered into by an  OppenheimerFunds  prototype  401(k) plan is not purchased by the plan by the end of the  Letter  period,  there  will be no  adjustment  of  concessions  paid  to the  broker-dealer  or  financial institution of record for accounts held in the name of that plan.

         In determining  the total amount of purchases made under a Letter,  shares  redeemed by the investor prior to the termination of the Letter period will be deducted.  It is the  responsibility of the dealer of record and/or the investor to advise the  Distributor  about the Letter when placing any purchase  orders for the investor during the Letter period. All of such purchases must be made through the Distributor.

         |X|  Terms of Escrow That Apply to Letters of Intent.

         1.   Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

         2.   If the total minimum investment specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

         3.   If, at the end of the 13-month Letter period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

         4.   By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.       The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)      Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge,
(b)      Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)      Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other
                  Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

         6.   Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset  Builder  Plans.  As  explained  in the  Prospectus,  you must  initially  establish  your account with $500.
Subsequently,  you can establish an Asset Builder Plan to automatically  purchase additional shares directly from a bank  account  for as little as $50.  For those  accounts  established  prior to  November  1, 2002 and which  have previously  established  Asset Builder Plans,  additional  purchases will remain at $25. Shares  purchased by Asset
Builder  Plan  payments  from bank  accounts  are  subject to the  redemption  restrictions  for  recent  purchases described in the  Prospectus.  Asset Builder Plans are available only if your bank is an ACH member.  Asset Builder
Plans may not be used to buy shares for OppenheimerFunds  employer-sponsored  qualified retirement accounts.  Asset
Builder  Plans also enable  shareholders  of  Oppenheimer  Cash  Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

         If you make  payments  from your bank  account to purchase  shares of the Fund,  your bank account will be debited  automatically.  Normally  the debit  will be made two  business  days  prior to the  investment  dates you selected on your  application.  Neither the  Distributor,  the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

         Before you establish Asset Builder  payments,  you should obtain a prospectus of the selected fund(s) from your  financial  advisor (or the  Distributor)  and  request an  application  from the  Distributor.  Complete  the application  and return it. You may change  the amount of your Asset  Builder  payment or you can  terminate  these automatic  investments  at any time by writing to the  Transfer  Agent.  The Transfer  Agent  requires a reasonable period  (approximately  10 days) after receipt of your  instructions to implement them. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Retirement  Plans.  Certain  types of  retirement  plans are entitled to purchase  shares of the Fund without sales charge or at reduced sales charge rates,  as described in Appendix C to this  Statement of Additional  Information.
Certain special sales charge  arrangements  described in that Appendix apply to retirement  plans whose records are maintained  on a daily  valuation  basis by Merrill  Lynch  Pierce  Fenner & Smith,  Inc.  ("Merrill  Lynch") or an
independent  record keeper that has a contract or special  arrangement  with Merrill Lynch. If on the date the plan sponsor  signed the Merrill  Lynch record  keeping  service  agreement  the plan has less than $3 million in assets
(other than assets  invested in money market funds)  invested in applicable  investments,  then the retirement plan may purchase only Class B shares of the  Oppenheimer  funds.  Any retirement  plans in that category that currently invest in Class B shares of the Fund will have their  Class B shares  converted  to Class A shares of the Fund when the plan's applicable investments reach $5 million.
         OppenheimerFunds  has entered into  arrangements  with certain record  keepers  whereby the Transfer Agent compensates  the record keeper for its record  keeping and account  servicing  functions that it performs on behalf of the  participant  level  accounts of a retirement  plan.  While such  compensation  may act to reduce the record keeping fees charged by the retirement  plan's record keeper,  that  compensation  arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation  of Purchase  Orders.  Cancellation  of purchase  orders for the Fund's  shares (for  example,  when a purchase  check is  returned to the Fund  unpaid)  causes a loss to be  incurred  when the net asset  values of the
Fund's shares on the  cancellation  date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share  multiplied  by the number of shares in the purchase  order.  The investor is responsible  for that loss. If the investor fails to compensate the Fund for the loss, the  Distributor  will do
so. The Fund may  reimburse  the  Distributor  for that amount by redeeming  shares from any account  registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund  represents an interest in the same  portfolio of  investments of the Fund. However,  each class has different  shareholder  privileges and features.  The net income attributable to Class B, Class C or Class N shares  and the  dividends  payable  on Class B,  Class C or Class N shares  will be reduced by incremental  expenses borne solely by that class.  Those expenses include the asset-based  sales charges to which Class B, Class C and Class N shares are subject.

         The  availability  of different  classes of shares  permits an investor to choose the method of purchasing shares that is more  appropriate  for the investor.  That may depend on the amount of the  purchase,  the length of time the investor  expects to hold  shares,  and other  relevant  circumstances.  Class A shares  normally are sold subject to an initial  sales charge.  While Class B, Class C and Class N shares have no initial  sales charge,  the purpose of the  deferred  sales charge and  asset-based  sales charge on Class B, Class C and Class N shares is the same as that of the initial sales charge on Class A shares - to compensate  the  Distributor  and brokers,  dealers and  financial  institutions  that sell shares of the Fund. A salesperson  who is entitled to receive  compensation from his or her firm for selling Fund shares may receive  different  levels of  compensation  for selling one class of shares rather than another.

         The  Distributor  will not  accept any order in the  amount of  $250,000  or more for Class B shares or $1 million or more for Class C shares on behalf of a single  investor (not  including  dealer "street name" or omnibus accounts).  That is because  generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

         Class A Shares  Subject to a Contingent  Deferred  Sales  Charge.  For  purchases of Class A shares at net asset value whether or not subject to a contingent  deferred sales charge as described in the Prospectus,  no sales concessions  will be paid to the  broker-dealer  of record,  as  described in the  Prospectus,  on sales of Class A shares purchased with the redemption  proceeds of shares of another mutual fund offered as an investment  option in a retirement plan in which  Oppenheimer  funds are also offered as investment  options under a special  arrangement with the  Distributor,  if the  purchase  occurs  more  than 30 days  after the  Oppenheimer  funds are added as an investment  option under that plan.  Additionally,  that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption  proceeds of Class N shares of one or more Oppenheimer  funds held by the plan for more than 18 months.

         |X|  Class B  Conversion.  Under  current  interpretations  of  applicable  federal  income tax law by the
Internal  Revenue  Service,  the  conversion  of Class B shares to Class A shares 72 months  after  purchase is not treated as a taxable  event for the  shareholder.  If those  laws or the IRS  interpretation  of those laws  should change,  the  automatic  conversion  feature may be suspended.  In that event,  no further  conversions  of Class B shares would occur while that  suspension  remained in effect.  Although Class B shares could then be exchanged for
Class A shares on the basis of relative  net asset value of the two  classes,  without  the  imposition  of a sales charge or fee,  such  exchange  could  constitute a taxable event for the  shareholder,  and absent such  exchange,
Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

         |X|  Availability  of Class N Shares.  In addition to the  description  of the types of  retirement  plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:
o        to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o        to all rollover  contributions  made to Individual 401(k) plans,  Profit-Sharing  Plans and Money Purchase
                  Pension Plans,
o        to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and Ascender retirement plans,
o        to all trustee-to-trustee IRA transfers,
o        to all 90-24 type 403(b) transfers,
o        to Group  Retirement  Plans (as defined in Appendix B to this Statement of Additional  Information)  which have entered into a special agreement with the Distributor for that purpose,
o        to  Retirement  Plans  qualified  under  Sections  401(a) or  401(k) of the  Internal  Revenue  Code,  the
                  recordkeeper  or the plan  sponsor  for  which has  entered  into a  special  agreement  with the
                  Distributor,
o        to  Retirement  Plans of a plan  sponsor  where the  aggregate  assets of all such plans  invested  in the
                  Oppenheimer funds is $500,000 or more,
o        to  OppenheimerFunds-sponsored  Ascender  401(k)  plans  that pay for the  purchase  with  the  redemption proceeds of Class A shares of one or more Oppenheimer funds, and
o        to certain customers of broker-dealers  and financial  advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

         The sales  concession  and the advance of the service  fee, as described  in the  Prospectus,  will not be paid to dealers of record on sales of Class N shares on:
              purchases  of Class N shares in amounts of  $500,000 or more by a  retirement  plan that pays for the purchase with the redemption  proceeds of Class A shares of one or more Oppenheimer  funds (other than rollovers  from an  OppenheimerFunds-sponsored  Pinnacle or Ascender  401(k) plan to any IRA invested in the Oppenheimer funds),
              purchases  of Class N shares in amounts of  $500,000 or more by a  retirement  plan that pays for the purchase with the  redemption  proceeds of Class C shares of one or more  Oppenheimer  funds held by the plan for more  than one year  (other  than  rollovers  from an  OppenheimerFunds-sponsored
                  Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and on  purchases  of Class N shares by an  OppenheimerFunds-sponsored  Pinnacle or Ascender  401(k) plan made with the redemption proceeds of Class A shares of one or more Oppenheimer funds.

         No sales  concessions  will be paid to the  broker-dealer  of record,  as described in the Prospectus,  on sales of Class N shares  purchased  with the  redemption  proceeds of shares of another  mutual fund  offered as an investment option in a retirement plan in which  Oppenheimer  funds are also offered as investment  options under a special  arrangement  with the  Distributor,  if the purchase occurs more than 30 days after the Oppenheimer  funds are added as an investment option under that plan.

         |X|  Allocation of Expenses.  The Fund pays expenses  related to its daily  operations,  such as custodian fees,  Trustees'  fees,  transfer agency fees,  legal fees and auditing  costs.  Those expenses are paid out of the
Fund's assets and are not paid directly by  shareholders.  However,  those expenses  reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

         The  methodology  for calculating  the net asset value,  dividends and  distributions  of the Fund's share classes  recognizes two types of expenses.  General expenses that do not pertain  specifically to any one class are allocated  pro rata to the shares of all classes.  The  allocation  is based on the  percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each  outstanding  share within a given class.  Such general expenses  include  management fees,  legal,  bookkeeping and audit fees,  printing and mailing costs of shareholder reports,  Prospectuses,  Statements of Additional  Information and other materials for current shareholders,  fees to unaffiliated Trustees,  custodian expenses, share issuance costs,  organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

         Other  expenses  that are  directly  attributable  to a  particular  class are  allocated  equally to each outstanding  share  within that class.  Examples of such  expenses  include  distribution  and service plan (12b-1)
fees, transfer and shareholder  servicing agent fees and expenses,  and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Account Fees. As stated in the  Prospectus,  a $12 annual fee is assessed on any account  valued at less than $500.
This fee will not be assessed on the following accounts:
o        Accounts that have balances  below $500 due to the automatic  conversion of shares from Class B to Class A shares;
o        Accounts with an active Asset Builder Plan, payroll deduction plan or a military allotment plan;
o        OppenheimerFunds-sponsored group retirement accounts that are making continuing purchases;
o        Certain accounts held by broker-dealers through the National Securities Clearing Corporation; and
o        Accounts that fall below the $500 threshold due solely to market  fluctuations  within the 12-month period preceding the date the fee is deducted.

         The fee is  automatically  deducted  from  qualifying  accounts  annually  on or about the  second to last business  day of  September.  This  annual fee is waived for any  shareholders  who elect to access  their  account documents through  electronic  document delivery rather than in paper copy and who elect to utilize the Internet or
PhoneLink as their  primary  source for their  general  servicing  needs.  To sign up to access  account  documents electronically  via eDocs Direct,  please visit the Service  Center on our website at  www.oppenheimerfunds.com  or call 1.888.470.0862 for instructions.

Determination  of Net Asset  Values Per Share.  The net asset  values per share of each class of shares of the Fund are determined as of the close of business of the Exchange on each day that the Exchange is open.  The  calculation is done by  dividing  the value of the Fund's net  assets  attributable  to a class by the number of shares of that class that are  outstanding.  The Exchange  normally  closes at 4:00 P.M.,  Eastern time,  but may close earlier on some other days (for  example,  in case of weather  emergencies  or on days  falling  before a U.S.  holiday).  All references to time in this Statement of Additional  Information  mean "Eastern  time." The  Exchange's  most recent annual  announcement  (which is subject to change) states that it will close on New Year's Day, Martin Luther King,
Jr. Day, Presidents' Day, Good Friday,  Memorial Day,  Independence Day, Labor Day,  Thanksgiving Day and Christmas
Day. It may also close on other days.

         Dealers  other than  Exchange  members  may  conduct  trading in certain  securities  on days on which the
Exchange is closed  (including  weekends and holidays) or after 4:00 P.M. on a regular  business  day.  Because the
Fund's net asset  values  will not be  calculated  on those  days,  the  Fund's  net asset  values per share may be significantly  affected on such days when  shareholders  may not purchase or redeem shares.  Additionally,  trading on European and Asian stock exchange and  over-the-counter  markets  normally is completed  before the close of the
Exchange.

         Changes in the values of  securities  traded on foreign  exchanges  or markets as a result of events  that occur  after the prices of those  securities  are  determined,  but before the close of the  Exchange,  will not be reflected in the Fund's  calculation of its net asset values that day unless the Manager  determines that the event is  likely  to effect a  material  change in the value of the  security.  The  Manager,  or an  internal  valuation committee  established by the Manager, as applicable,  may establish a valuation,  under procedures  established by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting.

         |X|  Securities  Valuation.  The Fund's Board of Trustees has established  procedures for the valuation of the Fund's securities. In general those procedures are as follows:
o        Equity securities traded on a U.S. securities exchange or on Nasdaq(R)are valued as follows:
(1)      if last sale  information  is regularly  reported,  they are valued at the last reported sale price on the principal exchange on which they are traded or on Nasdaq, as applicable, on that day, or
(2)      if last sale  information is not available on a valuation  date, they are valued at the last reported sale price  preceding  the  valuation  date if it is within  the spread of the  closing  "bid" and
                      "asked"  prices  on the  valuation  date  or,  if not,  at the  closing  "bid"  price  on the valuation date.
o        Equity securities  traded on a foreign  securities  exchange  generally are valued in one of the following ways:
(1)      at the last sale price available to the pricing service approved by the Board of Trustees, or
(2)      at the last sale price  obtained by the  Manager  from the report of the  principal  exchange on which the security is traded at its last trading  session on or immediately  before the valuation date,
                      or
(3)      at the mean  between  the "bid" and  "asked"  prices  obtained  from the  principal  exchange on which the security  is traded or, on the basis of  reasonable  inquiry,  from two market  makers in the security.
o        Long-term debt  securities  having a remaining  maturity in excess of 60 days are valued based on the mean between the "bid" and "asked"  prices  determined by a portfolio  pricing  service  approved by the Fund's Board of
Trustees or  obtained  by the Manager  from two active  market  makers in the  security on the basis of  reasonable inquiry.
o        The  following  securities  are valued at the mean between the "bid" and "asked"  prices  determined  by a pricing  service  approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)      debt instruments that have a maturity of more than 397 days when issued,
(2)      debt  instruments  that had a maturity of 397 days or less when  issued and have a  remaining  maturity of more than 60 days, and
(3)      non-money  market  debt  instruments  that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o        The  following  securities  are valued at cost,  adjusted for  amortization  of premiums and  accretion of discounts:
(1)      money  market debt  securities  held by a non-money  market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2)      debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
o        Securities (including  restricted  securities) not having  readily-available  market quotations are valued at fair value  determined  under the  Board's  procedures.  If the  Manager  is unable to locate two market  makers willing to give quotes,  a security may be priced at the mean  between the "bid" and "asked"  prices  provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

         In the case of U.S.  government  securities,  mortgage-backed  securities,  corporate  bonds  and  foreign government  securities,  when last sale  information  is not  generally  available,  the  Manager  may use  pricing services  approved by the Board of Trustees.  The pricing  service may use "matrix"  comparisons  to the prices for comparable  instruments on the basis of quality,  yield and maturity.  Other special  factors may be involved (such as the tax-exempt  status of the interest paid by municipal  securities).  The Manager will monitor the accuracy of the pricing  services.  That monitoring may include  comparing prices used for portfolio  valuation to actual sales prices of selected securities.

         The closing prices in the London foreign  exchange  market on a particular  business day that are provided to the Manager by a bank,  dealer or pricing  service  that the Manager has  determined  to be reliable are used to value  foreign  currency,  including  forward  contracts,  and to  convert  to U.S.  dollars  securities  that  are denominated in foreign currency.

         Puts,  calls,  and futures are valued at the last sale price on the  principal  exchange on which they are traded or on Nasdaq,  as  applicable,  as determined by a pricing  service  approved by the Board of Trustees or by the  Manager.  If there  were no sales  that day,  they  shall be valued  at the last sale  price on the  preceding trading day if it is within the spread of the  closing  "bid" and "asked"  prices on the  principal  exchange or on
Nasdaq on the  valuation  date.  If not, the value shall be the closing bid price on the  principal  exchange or on
Nasdaq on the valuation  date.  If the put,  call or future is not traded on an exchange or on Nasdaq,  it shall be valued by the mean between  "bid" and "asked"  prices  obtained by the Manager from two active  market  makers.  In certain cases that may be at the "bid" price if no "asked" price is available.

         When the Fund  writes an  option,  an amount  equal to the  premium  received  is  included  in the Fund's
Statement of Assets and Liabilities as an asset.  An equivalent  credit is included in the liability  section.  The credit is adjusted  ("marked-to-market")  to reflect the current  market value of the option.  In  determining  the
Fund's gain on  investments,  if a call or put written by the Fund is exercised,  the proceeds are increased by the premium received.  If a call or put written by the Fund expires,  the Fund has a gain in the amount of the premium.
If the Fund enters  into a closing  purchase  transaction,  it will have a gain or loss,  depending  on whether the premium received was more or less than the cost of the closing  transaction.  If the Fund exercises a put it holds, the amount the Fund receives on its sale of the  underlying  investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Reinvestment  Privilege.  Within  six  months  of a  redemption,  a  shareholder  may  reinvest  all or part of the redemption proceeds of:
o        Class A shares  purchased  subject  to an  initial  sales  charge or Class A shares on which a  contingent deferred sales charge was paid, or
o        Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

         The  reinvestment  may be made without sales charge only in Class A shares of the Fund or any of the other
Oppenheimer  funds into which shares of the Fund are  exchangeable as described in "How to Exchange  Shares" below.
Reinvestment  will be at the net asset value next  computed  after the Transfer  Agent  receives  the  reinvestment order. The shareholder  must ask the Transfer Agent for that privilege at the time of reinvestment.  This privilege does not  apply to Class C,  Class N or Class Y  shares.  The  Fund  may  amend,  suspend  or cease  offering  this reinvestment  privilege  at any  time as to  shares  redeemed  after  the  date of such  amendment,  suspension  or cessation.

         Any capital gain that was realized when the shares were  redeemed is taxable,  and  reinvestment  will not alter any capital gains tax payable on that gain. If there has been a capital loss on the  redemption,  some or all of the loss may not be tax deductible,  depending on the timing and amount of the reinvestment.  Under the Internal
Revenue Code, if the  redemption  proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer  funds within 90 days of payment of the sales charge,  the  shareholder's basis in the shares of the Fund that were  redeemed  may not  include  the amount of the sales  charge  paid.  That would reduce the loss or increase the gain recognized from the redemption.  However,  in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind".  The Prospectus  states that payment for shares  tendered for redemption is ordinarily  made in cash.  However,  under  certain  circumstances,  the Board of Trustees of the Fund may  determine  that it would be detrimental to the best interests of the remaining  shareholders of the Fund to make payment of a redemption  order wholly  or  partly  in  cash.  In that  case,  the Fund may pay the  redemption  proceeds  in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

         The Fund has elected to be governed by Rule 18f-1 under the  Investment  Company Act. Under that rule, the
Fund is  obligated  to redeem  shares  solely in cash up to the lesser of  $250,000  or 1% of the net assets of the
Fund during any 90-day period for any one  shareholder.  If shares are redeemed in kind, the redeeming  shareholder might incur  brokerage or other costs in selling the securities for cash.  The Fund will value  securities  used to pay  redemptions  in kind using the same method the Fund uses to value its  portfolio  securities  described  above under  "Determination  of Net Asset Values Per Share." That  valuation  will be made as of the time the  redemption price is determined.

Involuntary  Redemptions.  The Fund's Board of Trustees has the right to cause the  involuntary  redemption  of the shares  held in any  account if the  aggregate  net asset  value of those  shares is less than $200 or such  lesser amount as the Board may fix.  The Board will not cause the  involuntary  redemption  of shares in an account if the aggregate  net asset  value of such  shares  has  fallen  below  the  stated  minimum  solely as a result of market fluctuations.  If the Board  exercises this right, it may also fix the  requirements  for any notice to be given to the  shareholders  in  question  (not less than 30 days).  The Board may  alternatively  set  requirements  for the shareholder  to  increase  the  investment,  or set other  terms and  conditions  so that the  shares  would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different  registration  is not an event that  triggers the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent  deferred sales charge of any class at the time of  transfer to the name of another  person or entity.  It does not matter  whether the  transfer occurs by absolute assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares.  When shares subject to a contingent  deferred sales charge are  transferred,  the  transferred shares will remain  subject to the  contingent  deferred  sales charge.  It will be calculated as if the transferee shareholder  had  acquired  the  transferred  shares in the same  manner  and at the same time as the  transferring shareholder.

         If less than all shares  held in an account  are  transferred,  and some but not all shares in the account would be subject to a  contingent  deferred  sales  charge if  redeemed  at the time of  transfer,  the  priorities described  in the  Prospectus  under "How to Buy  Shares"  for the  imposition  of the Class B, Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from OppenheimerFunds-sponsored IRAs, SEP-IRAs,
SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares"
in the Prospectus or on the back cover of this Statement of Additional Information. The request must:
(1)      state the reason for the distribution;
(2)      state the owner's awareness of tax penalties if the distribution is premature; and
(3)      conform to the requirements of the plan and the Fund's other redemption requirements.

         Participants   (other  than  self-employed  plan  sponsors)  in   OppenheimerFunds-sponsored   pension  or
profit-sharing  plans  with  shares  of the Fund  held in the name of the plan or its  fiduciary  may not  directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

         Distributions  from  pension  and profit  sharing  plans are  subject to  special  requirements  under the
Internal  Revenue Code and certain  documents  (available  from the Transfer Agent) must be completed and submitted to the Transfer Agent before the  distribution  may be made.  Distributions  from  retirement  plans are subject to withholding  requirements  under the Internal  Revenue Code, and IRS Form W-4P  (available from the Transfer Agent)
must be submitted to the Transfer Agent with the distribution  request, or the distribution may be delayed.  Unless the shareholder has provided the Transfer Agent with a certified tax  identification  number,  the Internal Revenue
Code requires that tax be withheld from any distribution  even if the shareholder  elects not to have tax withheld.
The Fund, the Manager,  the Distributor,  and the Transfer Agent assume no  responsibility  to determine  whether a distribution  satisfies the  conditions of applicable  tax laws and will not be  responsible  for any tax penalties assessed in connection with a distribution.

Special  Arrangements  for  Repurchase of Shares from Dealers and Brokers.  The  Distributor is the Fund's agent to repurchase  its  shares  from  authorized  dealers or brokers  on behalf of their  customers.  Shareholders  should contact their broker or dealer to arrange this type of redemption.  The repurchase  price per share will be the net asset value next computed after the Distributor  receives an order placed by the dealer or broker.  However, if the
Distributor  receives a  repurchase  order  from a dealer or broker  after the close of the  Exchange  on a regular business  day,  it will be  processed  at that  day's net asset  value if the order was  received  by the dealer or broker from its customers prior to the time the Exchange  closes.  Normally,  the Exchange closes at 4:00 P.M., but may do so  earlier  on some  days.  Additionally,  the order  must have been  transmitted  to and  received  by the
Distributor prior to its close of business that day (normally 5:00 P.M.).

         Ordinarily,  for accounts  redeemed by a broker-dealer  under this procedure,  payment will be made within three business days after the shares have been redeemed upon the Distributor's  receipt of the required  redemption documents  in  proper  form.  The  signature(s)  of the  registered  owners  on the  redemption  documents  must be guaranteed as described in the Prospectus.

Automatic  Withdrawal  and  Exchange  Plans.  Investors  owning  shares  of the Fund  valued  at $5,000 or more can authorize  the  Transfer  Agent to redeem  shares  (having a value of at least  $50)  automatically  on a  monthly, quarterly,  semi-annual or annual basis under an Automatic  Withdrawal Plan. Shares will be redeemed three business days prior to the date  requested by the  shareholder  for receipt of the payment.  Automatic  withdrawals of up to
$1,500 per month may be requested by telephone if payments are to be made by check payable to all  shareholders  of record.  Payments  must also be sent to the address of record for the  account  and the address  must not have been changed within the prior 30 days. Required minimum distributions from  OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

         Payments are normally made by check,  but  shareholders  having  AccountLink  privileges  (see "How To Buy
Shares") may arrange to have Automatic  Withdrawal Plan payments  transferred to the bank account designated on the account  application  or by  signature-guaranteed  instructions  sent to the  Transfer  Agent.  Shares are normally redeemed  pursuant to an Automatic  Withdrawal  Plan three  business days before the payment  transmittal  date you select in the account application.  If a contingent deferred sales charge applies to the redemption,  the amount of the check or payment will be reduced accordingly.

         The Fund cannot  guarantee  receipt of a payment on the date  requested.  The Fund  reserves  the right to amend,  suspend or discontinue  offering these plans at any time without prior notice.  Because of the sales charge assessed on Class A share  purchases,  shareholders  should not make  regular  additional  Class A share  purchases while  participating  in an  Automatic  Withdrawal  Plan.  Class B,  Class C and Class N  shareholders  should  not establish automatic  withdrawal plans,  because of the potential imposition of the contingent deferred sales charge on such  withdrawals  (except where the Class B, Class C or Class N contingent  deferred  sales charge is waived as described in Appendix C to this Statement of Additional Information).

         By  requesting  an  Automatic  Withdrawal  or  Exchange  Plan,  the  shareholder  agrees  to the terms and conditions  that apply to such plans,  as stated below.  These  provisions  may be amended from time to time by the
Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.

         |X|  Automatic   Exchange   Plans.   Shareholders   can  authorize  the  Transfer   Agent  to  exchange  a
pre-determined  amount  of  shares  of the  Fund  for  shares  (of the  same  class)  of  other  Oppenheimer  funds automatically on a monthly,  quarterly,  semi-annual or annual basis under an Automatic  Exchange Plan. The minimum amount  that  may be  exchanged  to each  other  fund  account  is $50.  Instructions  should  be  provided  on the
OppenheimerFunds  Application or  signature-guaranteed  instructions.  Exchanges made under these plans are subject to the  restrictions  that apply to exchanges as set forth in "How to Exchange  Shares" in the Prospectus and below in this Statement of Additional Information.

         Automatic  Withdrawal  Plans.  Fund  shares will be redeemed as  necessary  to meet  withdrawal  payments.
Shares  acquired  without a sales charge will be redeemed  first.  Shares  acquired with  reinvested  dividends and capital gains  distributions will be redeemed next,  followed by shares acquired with a sales charge, to the extent necessary to make  withdrawal  payments.  Depending  upon the amount  withdrawn,  the  investor's  principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

         The  Transfer  Agent  will  administer  the  investor's   Automatic  Withdrawal  Plan  as  agent  for  the
shareholder(s)  (the  "Planholder") who executed the plan  authorization and application  submitted to the Transfer
Agent.  Neither the Fund nor the Transfer  Agent shall incur any liability to the  Planholder  for any action taken or not taken by the Transfer  Agent in good faith to administer  the plan.  Share  certificates  will not be issued for shares of the Fund  purchased for and held under the plan,  but the Transfer  Agent will credit all such shares to the account of the  Planholder on the records of the Fund.  Any share  certificates  held by a Planholder may be surrendered  unendorsed  to the Transfer  Agent with the plan  application  so that the shares  represented  by the certificate may be held under the plan.

         For accounts subject to Automatic  Withdrawal Plans,  distributions of capital gains must be reinvested in shares of the Fund,  which will be done at net asset value without a sales charge.  Dividends on shares held in the account may be paid in cash or reinvested.

         Shares will be redeemed to make  withdrawal  payments at the net asset value per share  determined  on the redemption  date.  Checks or AccountLink  payments  representing  the proceeds of Plan withdrawals will normally be transmitted  three  business  days prior to the date  selected for receipt of the payment,  according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

         The amount and the interval of  disbursement  payments and the address to which checks are to be mailed or
AccountLink  payments  are to be sent may be changed  at any time by the  Planholder  by  writing  to the  Transfer
Agent.  The  Planholder  should allow at least two weeks' time after  mailing such  notification  for the requested change to be put in effect.  The  Planholder  may, at any time,  instruct the Transfer  Agent by written  notice to redeem all, or any part of, the shares held under the plan.  That notice must be in proper form in accordance  with the  requirements  of the  then-current  Prospectus of the Fund. In that case,  the Transfer  Agent will redeem the number of shares  requested  at the net asset  value per share in effect and will mail a check for the  proceeds to the Planholder.

         The Planholder may terminate a plan at any time by writing to the Transfer  Agent.  The Fund may also give directions  to the Transfer  Agent to  terminate a plan.  The  Transfer  Agent will also  terminate a plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally  incapacitated.  Upon termination of a plan by the Transfer  Agent or the Fund,  shares that have not been  redeemed  will be held in  uncertificated form in the name of the Planholder.  The account will continue as a  dividend-reinvestment,  uncertificated account unless and until  proper  instructions  are received  from the  Planholder,  his or her  executor or  guardian,  or another authorized person.

         To use Class A shares held under the plan as collateral for a debt,  the  Planholder may request  issuance of a portion of the shares in  certificated  form.  Upon written  request from the  Planholder,  the Transfer Agent will  determine the number of shares for which a certificate  may be issued without  causing the withdrawal  checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

         If the  Transfer  Agent ceases to act as transfer  agent for the Fund,  the  Planholder  will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the  Prospectus,  shares of a  particular  class of  Oppenheimer  funds  having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer  funds.  Shares of Oppenheimer funds that have a single class without a class  designation are deemed "Class A" shares for this purpose.  You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o        All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

     The following funds only offer Class A shares:
     Centennial America Fund, L.P.                                Centennial New York Tax Exempt Trust
     Centennial California Tax Exempt Trust                       Centennial Tax Exempt Trust
     Centennial Government Trust                                  Oppenheimer Money Market Fund, Inc.
     Centennial Money Market Trust

     The following funds do not offer Class N shares:
     Oppenheimer AMT-Free Municipals                              Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer AMT-Free New York Municipals                     Oppenheimer Rochester National Municipals
     Oppenheimer California Municipal Fund                        Limited Term New York Municipal Fund
     Oppenheimer Limited Term Municipal Fund                      Oppenheimer Senior Floating Rate Fund
     Oppenheimer New Jersey Municipal Fund                        Rochester Fund Municipals

     The following funds do not offer Class Y shares:
     Oppenheimer AMT-Free Municipals                             Oppenheimer Limited Term Municipal Fund
     Oppenheimer AMT-Free New York Municipals                    Oppenheimer New Jersey Municipal Fund
     Oppenheimer Balanced Fund                                   Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer California Municipal Fund                       Oppenheimer Principal Protected Main Street Fund
     Oppenheimer Capital Income Fund                             Oppenheimer Principal Protected Main Street Fund II
     Oppenheimer Cash Reserves                                   Oppenheimer Quest Capital Value Fund, Inc.
     Oppenheimer Champion Income Fund                            Oppenheimer Quest International Value Fund, Inc.
     Oppenheimer Convertible Securities Fund                     Oppenheimer Rochester National Municipals
     Oppenheimer Disciplined Allocation Fund                     Oppenheimer Senior Floating Rate Fund
     Oppenheimer Developing Markets Fund                         Oppenheimer Small Cap Value Fund
     Oppenheimer Gold & Special Minerals Fund                    Oppenheimer Total Return Bond Fund
     Oppenheimer International Bond Fund                         Limited Term New York Municipal Fund
     Oppenheimer International Growth Fund
     Oppenheimer International Small Company Fund

o        Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o        Class B,  Class C and  Class N shares  of  Oppenheimer  Cash  Reserves  are  generally  available  only by exchange from the same class of shares of other  Oppenheimer  funds or through  OppenheimerFunds-sponsored
         401(k) plans.
o        Class M shares of  Oppenheimer  Convertible  Securities  Fund may be exchanged  only for Class A shares of other  Oppenheimer  funds.  They may not be  acquired  by  exchange  of  shares  of any class of any other
         Oppenheimer  funds except Class A shares of  Oppenheimer  Money Market Fund or  Oppenheimer  Cash Reserves
         acquired by exchange of Class M shares.
o        Class X shares of Limited Term New York  Municipal  Fund may be exchanged only for Class B shares of other
         Oppenheimer funds and no exchanges may be made to Class X shares.
o        Shares of  Oppenheimer  Capital  Preservation  Fund may not be exchanged for shares of  Oppenheimer  Money
         Market  Fund,  Inc.,  Oppenheimer  Cash  Reserves  or  Oppenheimer   Limited-Term  Government  Fund.  Only
         participants in certain  retirement plans may purchase shares of Oppenheimer  Capital  Preservation  Fund, and only those  participants  may exchange  shares of other  Oppenheimer  funds for shares of  Oppenheimer
         Capital Preservation Fund.
o        Class A shares of  Oppenheimer  funds may be  exchanged  at net asset value for shares of any money market fund offered by the Distributor.  Shares of any money market fund purchased  without a sales charge may be exchanged  for shares of  Oppenheimer  funds offered with a sales charge upon payment of the sales charge.
         They may also be used to purchase  shares of Oppenheimer  funds subject to an early  withdrawal  charge or contingent deferred sales charge.
o        Shares  of the Fund  acquired  by  reinvestment  of  dividends  or  distributions  from  any of the  other
         Oppenheimer  funds or from any unit investment trust for which  reinvestment  arrangements  have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.
o        Shares of  Oppenheimer  Principal  Protected  Main  Street  Fund may be  exchanged  at net asset value for shares of any of the  Oppenheimer  funds.  However,  shareholders  are not permitted to exchange shares of other  Oppenheimer  funds for shares of Oppenheimer  Principal  Protected Main Street Fund until after the expiration of the warranty period (8/5/2010).
o        Shares of  Oppenheimer  Principal  Protected  Main Street Fund II may be  exchanged at net asset value for shares of any of the  Oppenheimer  funds.  However,  shareholders  are not permitted to exchange shares of other  Oppenheimer  funds for shares of  Oppenheimer  Principal  Protected Main Street Fund II until after the expiration of the warranty period (2/4/2011).

         The Fund may amend,  suspend or  terminate  the  exchange  privilege  at any time.  Although  the Fund may impose these changes at any time,  it will provide you with notice of those  changes  whenever it is required to do so by  applicable  law. It may be required to provide 60 days' notice prior to materially  amending or  terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

         |X|  How Exchanges  Affect  Contingent  Deferred  Sales  Charges.  No contingent  deferred sales charge is imposed on exchanges of shares of any class  purchased  subject to a contingent  deferred  sales  charge,  with the following exceptions:

o        When Class A shares of any Oppenheimer fund (other than Rochester  National  Municipals and Rochester Fund
Municipals)  acquired  by  exchange  of Class A shares  of any  Oppenheimer  fund  purchased  subject  to a Class A contingent  deferred sales charge are redeemed  within 18 months  measured from the beginning of the calendar month of the initial  purchase of the exchanged Class A shares,  the Class A contingent  deferred sales charge is imposed on the redeemed shares.

o        When Class A shares of Rochester  National  Municipals and Rochester Fund Municipals  acquired by exchange of Class A shares of any  Oppenheimer  fund  purchased  subject to a Class A contingent  deferred  sales charge are redeemed  within 24 months of the beginning of the calendar month of the initial  purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o        If any Class A shares of another  Oppenheimer  fund that are exchanged  for Class A shares of  Oppenheimer
Senior  Floating  Rate Fund are subject to the Class A contingent  deferred  sales charge of the other  Oppenheimer fund at the time of  exchange,  the holding  period for that Class A  contingent  deferred  sales charge will carry over to the Class A shares of Oppenheimer  Senior  Floating Rate Fund acquired in the exchange.  The Class A shares of  Oppenheimer  Senior  Floating  Rate  Fund  acquired  in that  exchange  will be  subject  to the  Class A Early
Withdrawal  Charge of Oppenheimer  Senior Floating Rate Fund if they are  repurchased  before the expiration of the holding period.

o        When Class A shares of  Oppenheimer  Cash Reserves and  Oppenheimer  Money Market Fund,  Inc.  acquired by exchange  of Class A shares of any  Oppenheimer  fund  purchased  subject to a Class A  contingent  deferred  sales charge are redeemed within the Class A holding period of the fund from which the shares were  exchanged,  the Class
A  contingent  deferred  sales  charge of the fund from which the shares were  exchanged is imposed on the redeemed shares.

o        With  respect  to Class B shares,  the Class B  contingent  deferred  sales  charge is  imposed on Class B shares  acquired by exchange if they are redeemed  within six years of the initial  purchase of the exchanged Class
B shares.

o        With  respect  to Class C shares,  the Class C  contingent  deferred  sales  charge is  imposed on Class C shares  acquired by exchange if they are redeemed  within 12 months of the initial  purchase of the exchanged Class
C shares.

o        With respect to Class N shares,  a 1% contingent  deferred  sales charge will be imposed if the retirement plan  (not  including  IRAs and  403(b)  plans)  is  terminated  or Class N shares  of all  Oppenheimer  funds  are terminated  as an investment  option of the plan and Class N shares are redeemed  within 18 months after the plan's first  purchase of Class N shares of any  Oppenheimer  fund or with  respect to an  individual  retirement  plan or
403(b)  plan,  Class N shares are redeemed  within 18 months of the plan's first  purchase of Class N shares of any
Oppenheimer fund.

o        When Class B, Class C or Class N shares are redeemed to effect an exchange,  the  priorities  described in
"How To Buy Shares" in the  Prospectus  for the  imposition of the Class B, Class C or Class N contingent  deferred sales  charge  will be followed  in  determining  the order in which the shares are  exchanged.  Before  exchanging shares,  shareholders  should take into account how the exchange may affect any  contingent  deferred  sales charge that might be imposed in the subsequent redemption of remaining shares.

         Shareholders  owning  shares  of more than one  class  must  specify  which  class of shares  they wish to exchange.

         |X|  Limits on Multiple  Exchange  Orders.  The Fund  reserves  the right to reject  telephone  or written exchange  requests  submitted  in bulk by anyone on behalf of more than one account.  The Fund may accept  requests for  exchanges  of up to 50 accounts  per day from  representatives  of  authorized  dealers  that qualify for this privilege.

         |X|  Telephone  Exchange  Requests.  When  exchanging  shares by  telephone,  a  shareholder  must have an existing  account  in the fund to which  the  exchange  is to be  made.  Otherwise,  the  investors  must  obtain a prospectus  of that fund before the  exchange  request may be  submitted.  If all  telephone  lines are busy (which might occur, for example,  during periods of substantial  market  fluctuations),  shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

         Processing  Exchange  Requests.  Shares to be  exchanged  are  redeemed  on the regular  business  day the
Transfer Agent receives an exchange request in proper form (the "Redemption  Date").  Normally,  shares of the fund to be acquired are purchased on the  Redemption  Date,  but such purchases may be delayed by either fund up to five business  days if it  determines  that it  would  be  disadvantaged  by an  immediate  transfer  of the  redemption proceeds.  The Fund reserves the right, in its  discretion,  to refuse any exchange  request that may  disadvantage
it. For example,  if the receipt of multiple  exchange  requests  from a dealer might  require the  disposition  of portfolio  securities at a time or at a price that might be  disadvantageous  to the Fund,  the Fund may refuse the request.

         When you exchange some or all of your shares from one fund to another,  any special  account  feature such as an Asset Builder Plan or Automatic  Withdrawal  Plan,  will be switched to the new fund account  unless you tell the Transfer  Agent not to do so.  However,  special  redemption and exchange  features such as Automatic  Exchange
Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

         In  connection  with any  exchange  request,  the number of shares  exchanged  may be less than the number requested if the exchange or the number  requested  would  include  shares  subject to a  restriction  cited in the
Prospectus or this Statement of Additional  Information,  or would include  shares  covered by a share  certificate that is not tendered with the request.  In those cases, only the shares available for exchange without  restriction will be exchanged.

The different Oppenheimer funds available for exchange have different investment objectives, policies and risks.
A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and  Distributions.  The Fund has no fixed  dividend rate and there can be no assurance as to the payment of any dividends or the  realization  of any capital  gains.  The dividends  and  distributions  paid by a class of shares will vary from time to time depending on market  conditions,  the composition of the Fund's  portfolio,  and expenses  borne by the Fund or borne  separately by a class.  Dividends are  calculated in the same manner,  at the same  time,  and on the same day for each  class of  shares.  However,  dividends  on Class B,  Class C and Class N shares are  expected  to be lower than  dividends  on Class A and Class Y shares.  That is because of the effect of the  asset-based  sales charge on Class B, Class C and Class N shares.  Those  dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

         Dividends,  distributions and proceeds of the redemption of Fund shares  represented by checks returned to the Transfer Agent by the Postal Service as  undeliverable  will be invested in shares of Oppenheimer  Money Market
Fund,  Inc.  Reinvestment  will be made as  promptly as  possible  after the return of such checks to the  Transfer
Agent,  to enable the  investor to earn a return on  otherwise  idle funds.  Unclaimed  accounts  may be subject to state  escheatment  laws,  and the  Fund and the  Transfer  Agent  will  not be  liable  to  shareholders  or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's  Dividends,  Distributions  and  Redemptions  of Shares.  The federal tax treatment of the
Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus.  The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

         The tax discussion in the  Prospectus and this Statement of Additional  Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional  Information.  Those laws and regulations may be changed by legislative,  judicial, or administrative action,  sometimes with retroactive effect. State and local tax treatment of ordinary  income  dividends and capital gain  dividends from  regulated  investment  companies may differ from the treatment under the Internal  Revenue Code described below.  Potential  purchasers of shares of the
Fund are urged to consult  their tax advisers  with specific  reference to their own tax  circumstances  as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

         Qualification  as a  Regulated  Investment  Company.  The Fund  has  elected  to be  taxed as a  regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.  As a regulated  investment company,  the Fund is not  subject to federal  income tax on the  portion of its net  investment  income  (that is, taxable  interest,  dividends,  and other  taxable  ordinary  income,  net of expenses) and capital gain net income
(that is, the excess of net long-term  capital gains over net  short-term  capital  losses) that it  distributes to shareholders.  That  qualification  enables the Fund to "pass  through"  its income and realized  capital  gains to shareholders  without  having to pay tax on them.  This avoids a "double  tax" on that  income and  capital  gains, since  shareholders  normally  will be taxed on the  dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

         The Internal  Revenue Code  contains a number of complex  tests  relating to  qualification  that the Fund might not meet in a particular  year. If it did not qualify as a regulated  investment  company,  the Fund would be treated for tax  purposes as an ordinary  corporation  and would  receive no tax  deduction  for  payments  made to shareholders.

         To qualify as a regulated  investment  company,  the Fund must  distribute at least 90% of its  investment company  taxable  income (in brief,  net investment  income and the excess of net short-term  capital gain over net long-term  capital  loss) for the taxable  year.  The Fund must also  satisfy  certain  other  requirements  of the
Internal  Revenue Code, some of which are described  below.  Distributions by the Fund made during the taxable year or,  under  specified  circumstances,  within 12 months  after the close of the taxable  year,  will be  considered distributions  of income  and gains for the  taxable  year and will  therefore  count  toward  satisfaction  of the above-mentioned requirement.

         To qualify as a regulated  investment company,  the Fund must derive at least 90% of its gross income from dividends,  interest,  certain payments with respect to securities loans,  gains from the sale or other disposition of stock or  securities  or foreign  currencies  (to the extent such  currency  gains are  directly  related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

         In  addition  to  satisfying  the   requirements   described   above,  the  Fund  must  satisfy  an  asset
diversification test in order to qualify as a regulated  investment company.  Under that test, at the close of each quarter of the Fund's  taxable  year,  at least 50% of the value of the Fund's assets must consist of cash and cash items (including  receivables),  U.S. government  securities,  securities of other regulated investment  companies, and securities of other issuers.  As to each of those issuers,  the Fund must not have invested more than 5% of the value of the Fund's  total  assets in  securities  of each such  issuer and the Fund must not hold more than 10% of the  outstanding  voting  securities of each such issuer.  No more than 25% of the value of its total assets may be invested in the  securities  of any one issuer  (other than U.S.  government  securities  and  securities  of other regulated  investment  companies),  or in two or more issuers  which the Fund controls and which are engaged in the same or similar  trades or  businesses.  For purposes of this test,  obligations  issued or  guaranteed  by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

         Excise Tax on Regulated Investment  Companies.  Under the Internal Revenue Code, by December 31 each year, the Fund must  distribute 98% of its taxable  investment  income earned from January 1 through  December 31 of that year and 98% of its capital gains  realized in the period from  November 1 of the prior year through  October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not  distributed.  It is presently anticipated that the Fund will meet those  requirements.  To meet this  requirement,  in certain  circumstances the
Fund might be required to liquidate  portfolio  investments to make  sufficient  distributions  to avoid excise tax liability.  However,  the Board of Trustees and the Manager might  determine in a particular  year that it would be in the best interests of  shareholders  for the Fund not to make such  distributions  at the required levels and to pay the  excise  tax on the  undistributed  amounts.  That  would  reduce  the  amount of income or  capital  gains available for distribution to shareholders.

         Taxation of Fund  Distributions.  The Fund anticipates  distributing  substantially  all of its investment company  taxable income for each taxable year.  Those  distributions  will be taxable to  shareholders  as ordinary income and treated as dividends for federal income tax purposes.

         Special  provisions of the Internal  Revenue Code govern the  eligibility of the Fund's  dividends for the dividends-received  deduction for corporate  shareholders.  Long-term capital gains  distributions are not eligible for the  deduction.  The amount of dividends  paid by the Fund that may qualify for the deduction is limited to the aggregate  amount of qualifying  dividends that the Fund derives from portfolio  investments that the Fund has held for a minimum  period,  usually  46 days.  A  corporate  shareholder  will not be  eligible  for the  deduction  on dividends  paid on Fund shares held for 45 days or less. To the extent the Fund's  dividends are derived from gross income from option  premiums,  interest  income or short-term  gains from the sale of securities or dividends  from foreign corporations, those dividends will not qualify for the deduction.

         The Fund may either retain or distribute to  shareholders  its net capital gain for each taxable year. The
Fund  currently  intends to  distribute  any such  amounts.  If net long term  capital  gains are  distributed  and designated  as a capital gain  distribution,  it will be taxable to  shareholders  as a long-term  capital gain and will be properly  identified in reports sent to  shareholders in January of each year. Such treatment will apply no matter how long the  shareholder  has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

         If the Fund  elects to retain  its net  capital  gain,  the Fund will be  subject  to tax on it at the 35%
corporate  tax rate. If the Fund elects to retain its net capital gain,  the Fund will provide to  shareholders  of record on the last day of its taxable  year  information  regarding  their pro rata share of the gain and tax paid.
As a result,  each  shareholder  will be  required  to report  his or her pro rata  share of such gain on their tax return as long-term  capital gain,  will receive a refundable  tax credit for his/her pro rata share of tax paid by the Fund on the gain,  and will  increase  the tax  basis for  his/her  shares  by an  amount  equal to the  deemed distribution less the tax credit.

         Investment  income that may be received by the Fund from sources within  foreign  countries may be subject to foreign  taxes  withheld at the  source.  The United  States has entered  into tax  treaties  with many  foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

         Distributions by the Fund that do not constitute  ordinary income dividends or capital gain  distributions will be treated as a return of capital to the extent of the  shareholder's  tax basis in their  shares.  Any excess will be treated as gain from the sale of those shares,  as discussed below.  Shareholders  will be advised annually as to the U.S.  federal income tax  consequences of  distributions  made (or deemed made) during the year. If prior distributions  made by the Fund must be  re-characterized  as a  non-taxable  return of  capital  at the end of the fiscal  year as a result of the  effect of the  Fund's  investment  policies,  they will be  identified  as such in notices sent to shareholders.

         Distributions  by the Fund will be  treated in the  manner  described  above  regardless  of  whether  the distributions  are paid in cash or reinvested in additional  shares of the Fund (or of another fund).  Shareholders receiving a  distribution  in the form of  additional  shares will be treated as  receiving  a  distribution  in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         The Fund will be required in certain  cases to withhold 28% of ordinary  income  dividends,  capital gains distributions  and the proceeds of the redemption of shares,  paid to any shareholder (1) who has failed to provide a correct taxpayer  identification  number or to properly certify that number when required,  (2) who is subject to backup  withholding  for failure to report the receipt of interest  or  dividend  income  properly,  or (3) who has failed  to  certify  to the Fund  that the  shareholder  is not  subject  to backup  withholding  or is an  "exempt recipient"  (such as a  corporation).  All income and any tax  withheld  by the Fund is remitted by the Fund to the
U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

         Tax Effects of Redemptions of Shares.  If a shareholder  redeems all or a portion of his/her  shares,  the shareholder  will recognize a gain or loss on the redeemed shares in an amount equal to the difference  between the proceeds of the redeemed  shares and the  shareholder's  adjusted tax basis in the shares.  All or a portion of any loss  recognized in that manner may be disallowed if the  shareholder  purchases other shares of the Fund within 30 days before or after the redemption.

         In  general,  any gain or loss  arising  from the  redemption  of shares  of the Fund  will be  considered capital gain or loss,  if the shares were held as a capital  asset.  It will be  long-term  capital gain or loss if the shares were held for more than one year.  However,  any capital loss arising from the redemption of shares held for six months or less will be  treated as a  long-term  capital  loss to the extent of the amount of capital  gain dividends  received on those shares.  Special  holding  period rules under the Internal  Revenue Code apply in this case to determine the holding period of shares and there are limits on the  deductibility  of capital losses in any year.

         Foreign  Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual,  a foreign trust, a foreign estate, a foreign  corporation,  or a foreign  partnership)  primarily  depends on whether the  foreign  person's  income from the Fund is  effectively connected with the conduct of a U.S. trade or business.  Typically,  ordinary  income  dividends paid from a mutual fund are not considered "effectively connected" income.

         Ordinary income  dividends that are paid by the Fund (and are deemed not "effectively  connected  income")
to foreign  persons will be subject to a U.S. tax withheld by the Fund at a rate of 30%,  provided the Fund obtains a  properly  completed  and  signed  Certificate  of Foreign  Status.  The tax rate may be  reduced if the  foreign person's  country of residence  has a tax treaty with the U.S.  allowing for a reduced tax rate on ordinary  income dividends  paid by the Fund.  All  income  and any tax  withheld  by the Fund is  remitted  by the Fund to the U.S.
Treasury and is identified in reports mailed to shareholders in March of each year.

         If the  ordinary  income  dividends  from the Fund are  effectively  connected  with the conduct of a U.S.
trade or business,  then the foreign person may claim an exemption  from the U.S. tax described  above provided the
Fund  obtains a properly  completed  and signed  Certificate  of Foreign  Status.  If the foreign  person  fails to provide a  certification  of his/her  foreign  status,  the Fund will be required to withhold U.S. tax at a rate of
28% on ordinary income dividends,  capital gains  distributions and the proceeds of the redemption of shares,  paid to any foreign  person.  All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

         The tax  consequences  to foreign  persons  entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Foreign  shareholders are urged to consult their own tax advisors or the
U.S.  Internal  Revenue  Service with respect to the  particular tax  consequences  to them of an investment in the
Fund, including the applicability of the U.S. withholding taxes described above.

Dividend  Reinvestment  in Another  Fund.  Shareholders  of the Fund may elect to  reinvest  all  dividends  and/or capital  gains  distributions  in shares of the same  class of any of the other  Oppenheimer  funds  listed  above.
Reinvestment  will be made  without  sales  charge  at the net  asset  value  per  share in  effect at the close of business on the payable date of the dividend or  distribution.  To elect this option,  the shareholder  must notify the Transfer Agent in writing and must have an existing  account in the fund selected for  reinvestment.  Otherwise the shareholder  first must obtain a prospectus for that fund and an application  from the Distributor to establish an account.  Dividends and/or  distributions from shares of certain other Oppenheimer funds (other than Oppenheimer
Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund's shares are sold through dealers,  brokers and other financial institutions that have a sales  agreement  with  OppenheimerFunds  Distributor,  Inc., a  subsidiary  of the Manager that acts as the Fund's
Distributor.  The Distributor also distributes  shares of the other  Oppenheimer funds and is  sub-distributor  for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services,  the Fund's  Transfer  Agent, is a division of the Manager.  It is responsible for maintaining the Fund's  shareholder  registry and shareholder  accounting  records,  and for paying dividends and distributions to shareholders.  It also handles shareholder  servicing and administrative  functions.
It serves as the Transfer  Agent for an annual per account  fee. It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian.  Citibank,  N.A. is the custodian of the Fund's assets.  The  custodian's  responsibilities  include safeguarding  and controlling the Fund's  portfolio  securities and handling the delivery of such securities to and from the Fund.  It is the practice of the Fund to deal with the custodian in a manner  uninfluenced  by any banking relationship  the  custodian  may have with the  Manager and its  affiliates.  The Fund's  cash  balances  with the custodian in excess of $100,000 are not protected by federal deposit  insurance.  Those uninsured balances at times may be substantial.

Independent  Auditors.  Ernst & Young LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit  services.  They also act as auditors for certain other funds advised by the Manager and its affiliates.

REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF OPPENHEIMER INTERNATIONAL VALUE
FUND

We have audited the accompanying statement of assets and liabilities of
Oppenheimer International Value Fund (the sole fund constituting the Oppenheimer
International Value Trust) (the "Fund"), including the statement of investments, as of April 30, 2004, and the related statements of operations and changes in net assets and the financial highlights for the period from August 1, 2003
(commencement of operations) to April 30, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2004, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer International Value Fund of the Oppenheimer International Value
Trust at April 30, 2004, the results of its operations, the changes in its net assets and the financial highlights for the period from August 1, 2003 to April
30, 2004 in conformity with U.S. generally accepted accounting principles.

                                        /s/ Ernst & Young LLP

New York, New York
June 4, 2004

STATEMENT OF INVESTMENTS  April 30, 2004
--------------------------------------------------------------------------------

                                                                   MARKET VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.4%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--20.5%
--------------------------------------------------------------------------------
AUTOMOBILES--3.8%
PSA Peugeot Citroen                                      2,070      $   110,803
--------------------------------------------------------------------------------
Toyota Motor Corp.                                       4,000          145,902
                                                                    ------------
                                                                        256,705

--------------------------------------------------------------------------------
DISTRIBUTORS--2.0%
Fujitsu Devices, Inc. 1                                 10,000          133,121
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.0%
Taito Corp.                                                 50           72,040
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--5.7%
Barratt Developments plc                                17,050          186,403
--------------------------------------------------------------------------------
CFM Corp. 2                                              6,890           53,557
--------------------------------------------------------------------------------
Matsushita Electric Industrial Co.                       6,000           88,541
--------------------------------------------------------------------------------
Waterford Wedgwood plc                                 207,161           56,678
                                                                    ------------
                                                                        385,179

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.0%
LG Home Shopping, Inc.                                   1,709           71,053
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--2.0%
Agfa Gevaert NV                                          2,910           66,139
--------------------------------------------------------------------------------
Sammy Corp.                                              1,600           67,166
                                                                    ------------
                                                                        133,305

--------------------------------------------------------------------------------
MEDIA--1.3%
Vivendi Universal SA 2                                   3,510           87,225
--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.7%
Aoyama Trading Co.                                       4,000           91,938
--------------------------------------------------------------------------------
New Dixons Group plc                                    36,290           99,523
--------------------------------------------------------------------------------
Rosebys plc                                             34,238           57,984
                                                                    ------------
                                                                        249,445

--------------------------------------------------------------------------------
CONSUMER STAPLES--11.3%
--------------------------------------------------------------------------------
BEVERAGES--3.7%
Heineken NV                                              1,700           71,733
--------------------------------------------------------------------------------
Scottish & Newcastle plc                                17,587          128,104
--------------------------------------------------------------------------------
Southcorp Holdings Ltd.                                 19,508           50,064
                                                                    ------------
                                                                        249,901

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.1%
J. Sainsbury plc                                        14,590           71,821
--------------------------------------------------------------------------------
FOOD PRODUCTS--4.0%
Nestle SA                                                  370           93,599
--------------------------------------------------------------------------------
Nutreco Holding NV                                       2,151           76,402
--------------------------------------------------------------------------------
Unilever NV                                              1,525          100,029
                                                                    ------------
                                                                        270,030

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.1%
Reckitt Benckiser plc                                    3,000           77,992

                                                                   MARKET VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.4%
Amore Pacific Corp.                                        590      $    94,281
--------------------------------------------------------------------------------
ENERGY--5.4%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.0%
TGS Nopec Geophysical Co. ASA 2                          4,300           67,093
--------------------------------------------------------------------------------
OIL & GAS--4.4%
ENI SpA                                                  8,400          170,779
--------------------------------------------------------------------------------
Total SA, B Shares                                         670          123,928
                                                                    ------------
                                                                        294,707

--------------------------------------------------------------------------------
FINANCIALS--23.3%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--11.5%
Abbey National plc                                       8,560           68,689
--------------------------------------------------------------------------------
Anglo Irish Bank Corp.                                  11,507          188,288
--------------------------------------------------------------------------------
Bank of Ireland                                          7,072           85,708
--------------------------------------------------------------------------------
Credit Agricole SA                                       5,661          139,119
--------------------------------------------------------------------------------
Danske Bank AS                                           3,000           67,415
--------------------------------------------------------------------------------
Grupo Financiero Inbursa SA de CV                       86,080          108,546
--------------------------------------------------------------------------------
Industrial and Commercial
Bank of China (Asia) Ltd.                               40,000           47,507
--------------------------------------------------------------------------------
Lloyds TSB Group plc                                     9,590           71,425
                                                                    ------------
                                                                        776,697

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.4%
Alarko Holding AS                                    1,156,000           28,727
--------------------------------------------------------------------------------
Ichiyoshi Securities Co. Ltd. 2                          9,000           66,692
--------------------------------------------------------------------------------
Investor AB, B Shares                                    9,760           98,618
--------------------------------------------------------------------------------
Van der Moolen Holding NV 2                              4,890           39,154
                                                                    ------------
                                                                        233,191

--------------------------------------------------------------------------------
INSURANCE--7.3%
Aegon NV                                                 5,801           75,258
--------------------------------------------------------------------------------
Aksigorta AS                                        12,750,000           34,605
--------------------------------------------------------------------------------
AMP Ltd.                                                20,533           85,014
--------------------------------------------------------------------------------
Converium Holding AG                                     1,300           67,928
--------------------------------------------------------------------------------
Fondiaria-Sai SpA                                        8,200          108,883
--------------------------------------------------------------------------------
HHG plc 2                                               31,653           26,517
--------------------------------------------------------------------------------
Muenchener Rueckversicherungs-
Gesellschaft AG                                            857           92,051
                                                                    ------------
                                                                        490,256

--------------------------------------------------------------------------------
REAL ESTATE--1.1%
JM AB                                                    4,200           73,860
--------------------------------------------------------------------------------
HEALTH CARE--9.2%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.5%
Sysmex Corp.                                             3,900          103,400
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.0%
Kuraya Sanseido, Inc.                                    5,100           65,535
--------------------------------------------------------------------------------
PHARMACEUTICALS--6.7%
Aventis SA                                               1,230           93,419

                    10 | OPPENHEIMER INTERNATIONAL VALUE FUND

                                                                   MARKET VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
PHARMACEUTICALS Continued
GlaxoSmithKline plc                                      9,250      $   191,429
--------------------------------------------------------------------------------
Takeda Chemical Industries Ltd.                          2,100           84,136
--------------------------------------------------------------------------------
UCB SA                                                   2,020           80,829
                                                                    ------------
                                                                        449,813

--------------------------------------------------------------------------------
INDUSTRIALS--11.7%
--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.9%
Royal Group Technologies Ltd. 2                          5,280           58,818
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--5.0%
Bacou-Dalloz SA                                          1,100           82,750
--------------------------------------------------------------------------------
Jarvis plc                                              32,130           59,210
--------------------------------------------------------------------------------
Quebecor World, Inc.                                     6,500          111,543
--------------------------------------------------------------------------------
Rentokil Initial plc                                    25,510           84,758
                                                                    ------------
                                                                        338,261

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--5.0%
Fadesa Inmobiliaria SA 2                                 6,815          105,795
--------------------------------------------------------------------------------
Koninklijke Boskalis Westminster NV                      2,610           65,704
--------------------------------------------------------------------------------
Okumura Corp.                                           12,000           57,088
--------------------------------------------------------------------------------
Vinci                                                    1,130          109,614
                                                                    ------------
                                                                        338,201

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.8%
Alstom 2                                                30,000           56,093
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--6.3%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--4.1%
Ericsson SpA                                             3,700          143,190
--------------------------------------------------------------------------------
SunCorp Technologies Ltd.                              508,000           63,204
--------------------------------------------------------------------------------
Wavecom SA 2                                             7,360           69,706
                                                                    ------------
                                                                        276,100

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.2%
Nichicon Corp.                                           7,000           81,069
--------------------------------------------------------------------------------
IT SERVICES--1.0%
Amadeus Global Travel
Distribution SA                                         12,300           71,996
--------------------------------------------------------------------------------
MATERIALS--1.8%
--------------------------------------------------------------------------------
CHEMICALS--0.7%
Metallgesellschaft AG                                    3,035           44,495
--------------------------------------------------------------------------------
METALS & MINING--1.1%
Maruichi Steel Tube Ltd.                                 5,000           74,487
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--8.6%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--6.8%
Cable & Wireless plc 2                                  39,950           86,838
--------------------------------------------------------------------------------
France Telecom SA 2                                      4,081           97,802
--------------------------------------------------------------------------------
PCCW Ltd. 2                                            141,000           95,501
--------------------------------------------------------------------------------
Telecom Italia SpA 2                                    53,969          125,326
--------------------------------------------------------------------------------
Telefonos de Mexico SA de CV                            32,140           55,353
                                                                    ------------
                                                                        460,820

                                                                   MARKET VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.8%
KDDI Corp.                                                  20      $   118,962
--------------------------------------------------------------------------------
UTILITIES--1.3%
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.3%
Veolia Environnement                                     3,250           86,037
                                                                    ------------
Total Common Stocks (Cost $5,548,726)                                 6,711,989

                                                     PRINCIPAL
                                                        AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.0%
--------------------------------------------------------------------------------
Undivided interest of 0.01% in joint
repurchase agreement (Principal Amount/Market
Value $554,815,000, with a maturity value of
$554,860,310) with PaineWebber, Inc., 0.98%,
dated 4/30/04, to be repurchased at $65,005
on 5/3/04, collateralized by Federal National
Mortgage Assn., 5.50%-6.50%, 7/1/32-11/1/33,
with a value of $566,733,053 (Cost $65,000)       $     65,000           65,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $5,613,726)                                        100.4%       6,776,989
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                     (0.4)         (24,161)
                                                         -----------------------
NET ASSETS                                               100.0%     $ 6,752,828
                                                         =======================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.

2. Non-income producing security.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF
TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                     MARKET VALUE    PERCENT
-------------------------------------------------------------------------------
Japan                                                     $1,250,077       18.5%
Great Britain                                              1,210,693       17.9
France                                                     1,056,496       15.6
Italy                                                        548,178        8.1
The Netherlands                                              428,280        6.3
Ireland                                                      330,674        4.9
Canada                                                       223,918        3.3
Spain                                                        177,791        2.6
Sweden                                                       172,478        2.5
Korea, Republic of South                                     165,334        2.4
Mexico                                                       163,899        2.4
Switzerland                                                  161,527        2.4
Belgium                                                      146,968        2.2
Germany                                                      136,546        2.0
Australia                                                    135,078        2.0
Hong Kong                                                    110,711        1.6
China                                                         95,501        1.4
Denmark                                                       67,415        1.0
Norway                                                        67,093        1.0
United States                                                 65,000        1.0
Turkey                                                        63,332        0.9
                                                          ---------------------
Total                                                     $6,776,989      100.0%
                                                          =====================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    11 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  April 30, 2004
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

ASSETS
-------------------------------------------------------------------------------------------------------------------
Investments, at value (cost $5,613,726)--see accompanying statement of investments                     $ 6,776,989
-------------------------------------------------------------------------------------------------------------------
Cash                                                                                                        16,601
-------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                                       46,541
-------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                            72,510
Interest and dividends                                                                                      31,125
Other                                                                                                        7,374
                                                                                                       ------------
Total assets                                                                                             6,951,140

-------------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                      168,596
Legal, auditing and other professional fees                                                                 18,890
Shareholder communications                                                                                   9,608
Trustees' compensation                                                                                         699
Transfer and shareholder servicing agent fees                                                                    6
Other                                                                                                          513
                                                                                                       ------------
Total liabilities                                                                                          198,312

-------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                             $ 6,752,828
                                                                                                       ============

-------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                             $       520
-------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                               5,204,979
-------------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                            (70,436)
-------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                             409,269
-------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                                        1,208,496
                                                                                                       ------------
NET ASSETS                                                                                             $ 6,752,828
                                                                                                       ============

-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $6,752,828 and
520,347 shares of beneficial interest outstanding)                                                     $     12.98
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)        $     13.77

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    12 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF OPERATIONS  For the Period Ended April 30, 2004 1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------

INVESTMENT INCOME
--------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $8,788)                    $    80,902
--------------------------------------------------------------------------------------
Interest                                                                        3,623
                                                                          ------------
Total investment income                                                        84,525

--------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------
Management fees                                                                38,523
--------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Class A                             55
--------------------------------------------------------------------------------------
Shareholder communications--Class A                                            12,641
--------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                    34,565
--------------------------------------------------------------------------------------
Trustees' compensation                                                          7,593
--------------------------------------------------------------------------------------
Custodian fees and expenses                                                     1,504
--------------------------------------------------------------------------------------
Other                                                                           2,625
                                                                          ------------
Total expenses                                                                 97,506
Less reduction to custodian expenses                                             (163)
Less voluntary reimbursement of expenses--Class A                             (19,382)
                                                                          ------------
Net expenses                                                                   77,961

--------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                           6,564

--------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                   396,522
Foreign currency transactions                                                 (39,076)
                                                                          ------------
Net realized gain                                                             357,446

--------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                   939,324
Translation of assets and liabilities denominated in foreign currencies       269,172
                                                                          ------------
Net change in unrealized appreciation                                       1,208,496

--------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 1,572,506
                                                                          ============

1. For the period from August 1, 2003 (commencement of operations) to April 30,
2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    13 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

PERIOD ENDED APRIL 30,                                                                                             2004 1
---------------------------------------------------------------------------------------------------------------------------

OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                         $     6,564
---------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                                                 357,446
---------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                                           1,208,496
                                                                                                              -------------
Net increase in net assets resulting from operations                                                            1,572,506

---------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain--Class A                                                                     (25,177)

---------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions--Class A                             5,105,499

---------------------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
Total increase                                                                                                  6,652,828
---------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                               100,000 2
                                                                                                              -------------
End of period (including accumulated net investment loss of $70,436 for the period ended April 30, 2004)      $ 6,752,828
                                                                                                              =============

1. For the period from August 1, 2003 (commencement of operations) to April 30,
2004.

2. Reflects the value of the Manager's initial seed money investment on July 16,
2003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    14 | OPPENHEIMER INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS

CLASS A   PERIOD ENDED APRIL 30,                                                                2004 1
-------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                        $    10.00
-------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                                              .01
Net realized and unrealized gain                                                                  3.02
                                                                                            -----------
Total from investment operations                                                                  3.03
-------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                                                              (.05)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                              $    12.98
                                                                                            ===========

-------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                                               30.35%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                                    $    6,753
-------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                           $    6,126
-------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                                                             0.14%
Total expenses                                                                                    2.13%
Expenses after expense reimbursement or fee waiver and reduction to custodian expenses            1.70%
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                             30%

1. For the period from August 1, 2003 (commencement of operations) to April 30,
2004.

2. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    15 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Value Fund (the Fund), a series of Oppenheimer
International Value Trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund currently offers Class A shares only. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. As of April 30, 2004, 500,000 shares of Class A were owned by the
Manager and its affiliates, which represents 96% of the Fund's total shares outstanding. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. Effective May 6, 2004, the Fund offers Class
B and Class C shares.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price.
Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities
(including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the
Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in
U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the
Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

                    16 | OPPENHEIMER INTERNATIONAL VALUE FUND

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                               NET UNREALIZED
                                                                 APPRECIATION
                                                             BASED ON COST OF
                                                               SECURITIES AND
    UNDISTRIBUTED      UNDISTRIBUTED       ACCUMULATED      OTHER INVESTMENTS
    NET INVESTMENT         LONG-TERM              LOSS     FOR FEDERAL INCOME
    INCOME                      GAIN    CARRYFORWARD 1           TAX PURPOSES
    -------------------------------------------------------------------------
    $443,302                     $--           $34,033             $1,184,602

1. As of April 30, 2004, the Fund had $34,033 of post-October foreign currency losses which were deferred.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

Accordingly, the following amounts have been reclassified for April 30, 2004.
Net assets of the Fund were unaffected by the reclassifications.

                                    INCREASE TO
    REDUCTION TO                ACCUMULATED NET
    ACCUMULATED NET               REALIZED GAIN
    INVESTMENT INCOME            ON INVESTMENTS
    -------------------------------------------
    $77,000                             $77,000

The tax character of distributions paid during the period ended April 30, 2004 was as follows:

                                   PERIOD ENDED
                               APRIL 30, 2004 1
    -------------------------------------------
    Distributions paid from:
    Ordinary income                     $25,177

1. For the period from August 1, 2003 (commencement of operations) to April 30,
2004.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

    Federal tax cost of securities                   $ 5,637,620
    Federal tax cost of other investments              1,308,733
                                                     -----------
    Total federal tax cost                           $ 6,946,353
                                                     ===========

    Gross unrealized appreciation                    $ 1,352,844
    Gross unrealized depreciation                       (168,242)
                                                     -----------
    Net unrealized appreciation                      $ 1,184,602
                                                     ===========

                    17 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

      In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                 PERIOD ENDED APRIL 30, 2004 1,2
                                                       SHARES             AMOUNT
--------------------------------------------------------------------------------
CLASS A
Sold                                                  510,303         $5,105,000
Dividends and/or distributions reinvested                  44                499
                                                      --------------------------
Net increase                                          510,347         $5,105,499
                                                      ==========================

1. For the period from August 1, 2003 (commencement of operations) to April 30,
2004.

2. The Fund sold 10,000 to the Manager upon seeding of the Fund on July 16,
2003.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended April 30, 2004, were
$6,887,512 and $1,814,913, respectively.

                    18 | OPPENHEIMER INTERNATIONAL VALUE FUND

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.85% of the first $500 million of average annual net assets of the Fund, 0.75% of the next $500 million, and 0.70% of average annual net assets in excess of $1 billion. The Manager has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that "Total Annual
Operating Expenses" will not exceed 1.70% for Class A shares. The voluntary waiver and/or expense reimbursements may be amended or withdrawn at any time without prior notice to shareholders. For the period ended April 30, 2004, management fees in the amount of $19,382 were voluntarily waived by the Manager.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the period ended April 30, 2004, the Fund paid $49 to
OFS for services to the Fund.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average net assets of Class A shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all offering and organizational costs associated with the registration and seeding of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Class A shares of the Fund.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
Class A shares of the Fund. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates.
Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of
Operations.

As of April 30, 2004, the Fund had outstanding foreign currency contracts as follows:

                                 EXPIRATION   CONTRACT AMOUNT   VALUATION AS OF      UNREALIZED
CONTRACT DESCRIPTION                  DATES            (000s)    APRIL 30, 2004    APPRECIATION
-----------------------------------------------------------------------------------------------

CONTRACTS TO SELL
Euro [EUR]                          10/4/04            735EUR          $878,038         $22,557
Japanese Yen [JPY]                  10/4/04         44,400JPY           404,753          23,984
                                                                                        -------
Total unrealized appreciation                                                           $46,541
                                                                                        =======

                    19 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. BORROWING AND LENDING ARRANGEMENTS

The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Trustees to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other
Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.

      The Fund had no interfund borrowings or loans outstanding during the period ended or at April 30, 2004.

                    20 | OPPENHEIMER INTERNATIONAL VALUE FUND

                                                    Appendix A

                                                RATINGS DEFINITIONS

Below are summaries of the rating  definitions  used by the  nationally-recognized  rating  agencies  listed below.
Those  ratings  represent  the  opinion  of the  agency as to the credit  quality  of issues  that they  rate.  The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

Aaa:  Bonds and preferred  stock rated "Aaa" are judged to be the best quality.  They carry the smallest  degree of investment  risk.  Interest  payments are protected by a large or by an  exceptionally  stable margin and principal is secure.  While the various  protective  elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds and  preferred  stock rated "Aa" are judged to be of high  quality by all  standards.  Together  with the
"Aaa" group,  they comprise what are generally known as high-grade  bonds. They are rated lower than the best bonds because  margins of protection may not be as large as with "Aaa"  securities or fluctuation of protective  elements may be of greater  amplitude or there may be other elements  present which make the long-term risk appear  somewhat larger than that of "Aaa" securities.

A: Bonds and preferred  stock rated "A" possess many  favorable  investment  attributes and are to be considered as upper-medium  grade  obligations.  Factors giving  security to principal and interest are  considered  adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa:  Bonds and preferred  stock rated "Baa" are  considered  medium-grade  obligations;  that is, they are neither highly  protected nor poorly  secured.  Interest  payments and principal  security  appear adequate for the present but certain  protective  elements may be lacking or may be  characteristically  unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba:  Bonds and  preferred  stock  rated  "Ba" are  judged to have  speculative  elements.  Their  future  cannot be considered  well-assured.  Often the  protection  of interest  and  principal  payments  may be very  moderate  and thereby  not  well  safeguarded  during  both  good  and  bad  times  over  the  future.  Uncertainty  of  position characterizes bonds in this class.

B: Bonds and preferred stock rated "B" generally lack  characteristics  of the desirable  investment.  Assurance of interest and principal  payments or of  maintenance of other terms of the contract over any long period of time may be small.

Caa:  Bonds and  preferred  stock rated "Caa" are of poor  standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca: Bonds and  preferred  stock rated "Ca"  represent  obligations  which are  speculative  in a high degree.  Such issues are often in default or have other marked shortcomings.

C:  Bonds and  preferred  stock  rated  "C" are the  lowest  class of rated  bonds  and can be  regarded  as having extremely poor prospects of ever attaining any real investment standing.

Moody's  applies  numerical  modifiers 1, 2, and 3 in each generic rating  classification  from "Aa" through "Caa."
The  modifier  "1"  indicates  that the  obligation  ranks in the higher end of its generic  rating  category;  the modifier "2"  indicates a mid-range  ranking;  and the  modifier  "3"  indicates a ranking in the lower end of that generic rating  category.  Advanced  refunded  issues that are secured by certain  assets are  identified  with a #
symbol.

PRIME RATING SYSTEM (SHORT-TERM RATINGS - TAXABLE DEBT)
These ratings are opinions of the ability of issuers to honor senior  financial  obligations  and  contracts.  Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2:  Issuer has a strong ability for repayment of senior  short-term  debt  obligations.  Earnings  trends and
coverage  ratios,  while  sound,  may  be  more  subject  to  variation.   Capitalization  characteristics,   while
appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3:  Issuer has an acceptable ability for repayment of senior short-term  obligations.  The effect of industry characteristics  and market  compositions may be more  pronounced.  Variability in earnings and  profitability  may result  in  changes  in the  level of debt  protection  measurements  and may  require  relatively  high  financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o        Likelihood of  payment-capacity  and  willingness  of the obligor to meet its  financial  commitment on an obligation in accordance with the terms of the obligation;
o        Nature of and provisions of the obligation; and
o        Protection   afforded  by,  and  relative  position  of,  the  obligation  in  the  event  of  bankruptcy, reorganization,  or other  arrangement  under the laws of bankruptcy and other laws  affecting  creditors'
         rights.
     The issue  ratings  definitions  are  expressed  in terms of default  risk.  As such,  they  pertain to senior obligations of an entity.  Junior  obligations  are typically rated lower than senior  obligations,  to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation  rated "AAA" have the highest rating  assigned by Standard & Poor's.  The obligor's  capacity to meet its financial commitment on the obligation is extremely strong.

AA: An  obligation  rated "AA"  differ from the highest  rated  obligations  only in small  degree.  The  obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation  rated "A" are somewhat more  susceptible to the adverse effects of changes in  circumstances  and economic  conditions  than  obligations in higher-rated  categories.  However,  the obligor's  capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated "BBB" exhibit adequate  protection  parameters.  However,  adverse economic  conditions or changing  circumstances  are more  likely to lead to a  weakened  capacity  of the  obligor  to meet its  financial commitment on the obligation.

BB, B, CCC, CC, and C
An  obligation  rated  `BB',  `B',  `CCC',   `CC',  and  `C'  are  regarded  as  having   significant   speculative
characteristics.  `BB' indicates the least degree of speculation and `C' the highest.  While such  obligations will likely have some quality and protective  characteristics,  these may be outweighed by large  uncertainties or major exposures to adverse conditions.

BB: An obligation rated "BB" are less vulnerable to nonpayment than other speculative  issues.  However,  they face major ongoing  uncertainties or exposure to adverse business,  financial,  or economic  conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An  obligation  rated "B" are more  vulnerable  to  nonpayment  than  obligations  rated  "BB",  but the obligor currently has the capacity to meet its financial  commitment on the obligation.  Adverse  business,  financial,  or economic  conditions will likely impair the obligor's  capacity or willingness to meet its financial  commitment on the obligation.

CCC: An obligation rated "CCC" are currently  vulnerable to nonpayment,  and are dependent upon favorable business, financial,  and economic  conditions  for the obligor to meet its financial  commitment on the  obligation.  In the event of adverse business,  financial,  or economic  conditions,  the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

C: Subordinated  debt or preferred stock  obligations rated "C" are currently highly vulnerable to nonpayment.  The
"C" rating may be used to cover a situation  where a bankruptcy  petition has been filed or similar  action  taken, but payments on this  obligation  are being  continued.  A "C" also will be assigned to a preferred  stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An obligation rated "D" are in payment  default.  The "D" rating category is used when payments on an obligation are not  made on the date due even if the  applicable  grace  period  has not  expired,  unless  Standard  & Poor's believes  that such  payments  will be made  during  such grace  period.  The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings  from "AA" to "CCC" may be modified  by the  addition of a plus (+) or minus (-) sign to show  relative standing within the major rating categories.

c: The `c'  subscript is used to provide  additional  information  to  investors  that the bank may  terminate  its obligation to purchase  tendered  bonds if the long-term  credit rating of the issuer is below an  investment-grade level and/or the issuer's bonds are deemed taxable.

p: The  letter  `p'  indicates  that the  rating is  provisional.  A  provisional  rating  assumes  the  successful completion  of the  project  financed  by the  debt  being  rated  and  indicates  that  payment  of  debt  service requirements is largely or entirely dependent upon the successful,  timely completion of the project.  This rating, however,  while  addressing  credit  quality  subsequent  to  completion  of the  project,  makes no comment on the likelihood  of or the risk of default  upon  failure of such  completion.  The  investor  should  exercise  his own judgment with respect to such likelihood and risk.

Continuance  of the  ratings is  contingent  upon  Standard  & Poor's  receipt  of an  executed  copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r'  highlights  derivative,  hybrid,  and certain other  obligations  that  Standard & Poor's  believes may experience  high volatility or high  variability in expected  returns as a result of noncredit  risks.  Examples of such  obligations  are  securities  with  principal  or  interest  return  indexed  to  equities,  commodities,  or currencies;  certain swaps and options; and interest-only and principal-only  mortgage  securities.  The absence of an `r' symbol should not be taken as an indication  that an  obligation  will exhibit no volatility or  variability in total return.

N.R. Not rated.

Debt  obligations of issuers  outside the United States and its territories are rated on the same basis as domestic corporate  and  municipal  issues.  The ratings  measure the  creditworthiness  of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present  commercial bank regulations  issued by the Comptroller of the Currency,  bonds rated in the top four categories  (`AAA',  `AA',  `A',  `BBB',  commonly  known as  investment-grade  ratings)  generally are regarded as eligible for bank investment.  Also, the laws of various states governing legal  investments  impose certain rating or other  standards  for  obligations  eligible  for  investment  by  savings  banks,  trust  companies,  insurance companies, and fiduciaries in general

SHORT-TERM ISSUE CREDIT RATINGS
Short-term  ratings are generally  assigned to those obligations  considered  short-term in the relevant market. In the U.S.,  for  example,  that means  obligations  with an  original  maturity  of no more than 365  days-including commercial paper.

A-1: A  short-term  obligation  rated "A-1" is rated in the highest  category by Standard & Poor's.  The  obligor's capacity to meet its financial  commitment on the obligation is strong.  Within this category,  certain obligations are designated  with a plus sign (+). This indicates that the obligor's  capacity to meet its financial  commitment on these obligations is extremely strong.

A-2: A  short-term  obligation  rated  "A-2" is somewhat  more  susceptible  to the  adverse  effects of changes in circumstances  and economic  conditions  than  obligations  in higher  rating  categories.  However,  the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3: A short-term  obligation  rated "A-3" exhibits  adequate  protection  parameters.  However,  adverse  economic conditions  or changing  circumstances  are more  likely to lead to a weakened  capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term  obligation rated "B" is regarded as having significant  speculative  characteristics.  The obligor currently has the capacity to meet its  financial  commitment on the  obligation;  however,  it faces major ongoing uncertainties  which could lead to the  obligor's  inadequate  capacity  to meet its  financial  commitment  on the obligation.

C: A short-term  obligation  rated "C" is currently  vulnerable  to  nonpayment  and is  dependent  upon  favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term  obligation  rated "D" is in payment  default.  The "D" rating category is used when payments on an obligation  are not made on the date due even if the  applicable  grace period has not expired,  unless  Standard &
Poor's  believes that such  payments  will be made during such grace period.  The "D" rating also will be used upon the  filing  of a  bankruptcy  petition  or the  taking  of a  similar  action if  payments  on an  obligation  are jeopardized.

NOTES:
A Standard & Poor's note rating reflects the liquidity  factors and market access risks unique to notes.  Notes due in three  years or less will likely  receive a note  rating.  Notes  maturing  beyond  three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o        Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
o        Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1:  Strong  capacity to pay principal and interest.  An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2:  Satisfactory  capacity to pay principal  and  interest,  with some  vulnerability  to adverse  financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International  credit ratings  assess the capacity to meet foreign  currency or local  currency  commitments.  Both
"foreign  currency" and "local currency" ratings are  internationally  comparable  assessments.  The local currency rating measures the probability of payment within the relevant  sovereign  state's  currency and  jurisdiction  and therefore,  unlike the foreign  currency  rating,  does not take  account of the  possibility  of foreign  exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

AAA:  Highest Credit  Quality.  "AAA" ratings denote the lowest  expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial  commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very High Credit  Quality.  "AA" ratings  denote a very low  expectation  of credit risk.  They indicate a very strong  capacity for timely  payment of financial  commitments.  This capacity is not  significantly  vulnerable to foreseeable events.

A: High Credit  Quality.  "A" ratings  denote a low  expectation of credit risk. The capacity for timely payment of financial  commitments is considered  strong.  This capacity may,  nevertheless,  be more  vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit  Quality.  "BBB" ratings  indicate that there is currently a low  expectation  of credit risk. The capacity for timely payment of financial  commitments is considered adequate,  but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative.  "BB" ratings indicate that there is a possibility of credit risk developing,  particularly as the result of adverse  economic  change over time.  However,  business or  financial  alternatives  may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly  Speculative.  "B" ratings  indicate that  significant  credit risk is present,  but a limited  margin of safety  remains.  Financial  commitments  are  currently  being met.  However,  capacity for  continued  payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High  Default  Risk.  Default is a real  possibility.  Capacity  for meeting  financial  commitments  is solely reliant upon sustained,  favorable business or economic  developments.  A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default.  The ratings of  obligations  in this category are based on their  prospects for achieving partial or full recovery in a  reorganization  or liquidation of the obligor.  While expected  recovery  values are highly  speculative and cannot be estimated with any precision,  the following serve as general  guidelines.  "DDD"
obligations have the highest potential for recovery,  around 90%-100% of outstanding  amounts and accrued interest.
"DD" indicates potential  recoveries in the range of 50%-90%,  and "D" the lowest recovery  potential,  i.e., below
50%.

Entities rated in this category have defaulted on some or all of their  obligations.  Entities rated "DDD" have the highest  prospect for  resumption of performance  or continued  operation  with or without a formal  reorganization process.  Entities rated "DD" and "D" are generally  undergoing a formal  reorganization  or  liquidation  process;
those rated "DD" are likely to satisfy a higher  portion of their  outstanding  obligations,  while  entities rated
"D" have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote  relative  status within the major rating categories.  Plus and minus  signs are not  added to the  "AAA"  category  or to  categories  below  "CCC,"  nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following  ratings scale applies to foreign  currency and local  currency  ratings.  A short-term  rating has a time  horizon  of less  than 12  months  for  most  obligations,  or up to three  years  for  U.S.  public  finance securities,  and thus places greater emphasis on the liquidity necessary to meet financial  commitments in a timely manner.

F1: Highest credit quality.  Strongest capacity for timely payment of financial commitments.  May have an added "+"
to denote any exceptionally strong credit feature.

F2: Good credit quality.  A satisfactory  capacity for timely payment of financial  commitments,  but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit  quality.  Capacity for timely  payment of financial  commitments is adequate.  However,  near-term adverse changes could result in a reduction to non-investment grade.

B:  Speculative.  Minimal  capacity for timely payment of financial  commitments,  plus  vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility.  Capacity for meeting financial  commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                                    Appendix B

                                             Industry Classifications

Aerospace & Defense                                   Household Products
Air Freight & Couriers                                Industrial Conglomerates
Airlines                                              Insurance
Auto Components                                       Internet & Catalog Retail
Automobiles                                           Internet Software & Services
Beverages                                             IT Services
Biotechnology                                         Leisure Equipment & Products
Building Products                                     Machinery
Chemicals                                             Marine
Consumer Finance                                      Media
Commercial Banks                                      Metals & Mining
Commercial Services & Supplies                        Multiline Retail
Communications Equipment                              Multi-Utilities
Computers & Peripherals                               Office Electronics
Construction & Engineering                            Oil & Gas
Construction Materials                                Paper & Forest Products
Containers & Packaging                                Personal Products
Distributors                                          Pharmaceuticals
Diversified Financial Services                        Real Estate
Diversified Telecommunication Services                Road & Rail
Electric Utilities                                    Semiconductors and Semiconductor Equipment
Electrical Equipment                                  Software
Electronic Equipment & Instruments                    Specialty Retail
Energy Equipment & Services                           Textiles, Apparel & Luxury Goods
Food & Staples Retailing                              Thrifts & Mortgage Finance
Food Products                                         Tobacco
Gas Utilities                                         Trading Companies & Distributors
Health Care Equipment & Supplies                      Transportation Infrastructure
Health Care Providers & Services                      Water Utilities
Hotels Restaurants & Leisure                          Wireless Telecommunication Services
Household Durables

                                                    Appendix C

OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class A shares2 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.3
That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional
Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
              1)  plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
              2)  non-qualified deferred compensation plans,
              3)  employee benefit plans4
              4)  Group Retirement Plans5
              5)  403(b)(7) custodial plan accounts
              6)  Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs, SEP-IRAs,
                  SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.

                    Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
-------------------------------------------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject
to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

         There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National Municipals and Rochester Fund
Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent Deferred Sales Charge."6 This waiver provision applies to:
|_|      Purchases of Class A shares aggregating $1 million or more.
|_|      Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
              (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2)
              had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|      Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
              1)  through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
              2)  by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|      Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
              1)  The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch")
                  on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
                  Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between
                  Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as "Applicable
                  Investments").
              2)  The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with
                  Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
              3)  The record keeping for a Retirement Plan is handled under a service agreement with Merrill
                  Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
II.

                               Waivers of Class A Sales Charges of Oppenheimer Funds
-------------------------------------------------------------------------------------------------------------------

A.   Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|      The Manager or its affiliates.
|_|      Present or former officers, directors, trustees and employees (and their "immediate families") of the
              Fund, the Manager and its affiliates, and retirement plans established by them for their employees.
              The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|      Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|      Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|      Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|      Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the
              Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|      Investment advisors and financial planners who have entered into an agreement for this purpose with the
              Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|      "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|      Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|      Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|      Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|      A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|      Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the
              Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|

         Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal
              Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|      A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
|_|      A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through
              DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

B.   Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|      Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|      Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|      Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C.   Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|      To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|      Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts
              (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
|_|      For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
              1)  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
              2)  To return excess contributions.
              3)  To return contributions made due to a mistake of fact.
              4)  Hardship withdrawals, as defined in the plan.7
              5)  Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
                  Revenue Code.
              6)  To meet the minimum distribution requirements of the Internal Revenue Code.
              7)  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal
                  Revenue Code.
              8)  For loans to participants or beneficiaries.
              9)  Separation from service.8
              10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.
              11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
|_|      For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|      For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|      For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.                     Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
-------------------------------------------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.   Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|      Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the
              applicable Prospectus.
|_|      Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the
              Social Security Administration.
|_|      The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|      Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|      Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|      Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|      Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class N shares of one or more Oppenheimer funds.
|_|      Distributions9 from Retirement Plans or other employee benefit plans for any of the following purposes:
              1)  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
              2)  To return excess contributions made to a participant's account.
              3)  To return contributions made due to a mistake of fact.
              4)  To make hardship withdrawals, as defined in the plan.10
              5)  To make distributions required under a Qualified Domestic Relations Order or, in the case of an
                  IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
              6)  To meet the minimum distribution requirements of the Internal Revenue Code.
              7)  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal
                  Revenue Code.
              8)  For loans to participants or beneficiaries.11
              9)  On account of the participant's separation from service.12
              10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement
                  Plan if the plan has made special arrangements with the Distributor.
              11) Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
              12) For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
              13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a
                  Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
              14) For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|      Redemptions of Class B shares or Class C shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B.   Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|      Shares sold to the Manager or its affiliates.
|_|      Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|      Shares issued in plans of reorganization to which the Fund is a party.
|_|      Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
IV.       Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of
                                                Former Quest for Value Funds
-------------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds. To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:
     Oppenheimer Quest Value Fund, Inc.              Oppenheimer Small Cap Value Fund
     Oppenheimer Quest Balanced Value Fund           Oppenheimer Quest International Value Fund, Inc.
     Oppenheimer Quest Opportunity Value Fund

         These arrangements also apply to shareholders of the following funds when they merged (were reorganized)
into various Oppenheimer funds on November 24, 1995:

     Quest for Value U.S. Government Income Fund              Quest for Value New York Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund           Quest for Value National Tax-Exempt Fund
     Quest for Value Global Income Fund                       Quest for Value California Tax-Exempt Fund

         All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds."
The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|      acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value Funds, or
|_|      purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A.   Reductions or Waivers of Class A Sales Charges.

|X|      Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

-------------------------------- ---------------------------- --------------------------------- ---------------------
Number of Eligible Employees     Initial Sales Charge as a    Initial Sales Charge as a % of    Concession as % of
or Members                       % of Offering Price          Net Amount Invested               Offering Price
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                                  2.50%                          2.56%                       2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least  10 but not more  than             2.00%                          2.04%                       1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------

-------------------------------------------------------------------------------------------------------------------
         For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

         Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals
who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the
Distributor.

|X|      Waiver of Class A Sales Charges for Certain Shareholders. Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
              Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of
                  Funds.
              Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|      Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

         Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the
Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

B.   Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|      Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an
Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged.
Those shares must have been purchased prior to March 6, 1995 in connection with:
              withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
              liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|      Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for
Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
              redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration);
              withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
              liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

         A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.
V.        Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of
                                     Connecticut Mutual Investment Accounts, Inc.
--------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
     Oppenheimer U. S. Government Trust,
     Oppenheimer Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds
(referred to as the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
     Connecticut Mutual Liquid Account      Connecticut Mutual Total Return Account
     Connecticut Mutual Government Securities Account            CMIA LifeSpan Capital Appreciation Account
     Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account      CMIA Diversified Income Account

A.   Prior Class A CDSC and Class A Sales Charge Waivers.

|X|      Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former
Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:
              1)  persons whose purchases of Class A shares of a Fund and other Former Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
              2)  persons whose intended purchases under a Statement of Intention entered into prior to March 18,
                  1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

         Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|      Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March
18, 1996, and still holds Class A shares:
              1)  any purchaser, provided the total initial amount invested in the Fund or any one or more of the
                  Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
                  Former Connecticut Mutual Funds or a Fund into which such Fund merged;
              2)  any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
              3)  Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
              4)  employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the
                  prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
              5)  one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
              6)  an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

         Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the
Former Connecticut Mutual Funds described above.

         Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the
Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.   Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or
Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
     1)  by the estate of a deceased shareholder;
     2)  upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
     3)  for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under
         Section 457 of the Code, or other employee benefit plans;
     4)  as tax-free returns of excess contributions to such retirement or employee benefit plans;
     5)  in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
     6)  in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
     7)  in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
     8)  in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
     9)  as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's
         Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.                 Special Reduced Sales Charge for Former Shareholders of Advance America Funds, Inc.
-------------------------------------------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income
Fund and Oppenheimer Capital Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.           Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible Securities Fund
-------------------------------------------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11,
1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|      the Manager and its affiliates,
|_|      present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|      registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|      dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|      employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|      dealers, brokers, or registered investment advisors that had entered into an agreement with the
              Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and
|_|      dealers, brokers or registered investment advisors that had entered into an agreement with the
              Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Oppenheimer International Value Fund

Internet Website
         www.oppenheimerfunds.com

Investment Advisor
         OppenheimerFunds, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, New York 10281-1008

Distributor
         OppenheimerFunds Distributor, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, New York 10281-1008

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217
         1.800.CALL OPP(225.5677)

Custodian Bank
         Citibank, N.A.
         388 Greenwich Street
         New York, New York 10013

Independent Auditors
         Ernst & Young LLP
         5 Times Square
         New York, New York 10036

Legal Counsel
         Mayer, Brown, Rowe & Maw LLP
         1675 Broadway
         New York, New York 10019

1234

PX0625.001.0205

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1 In accordance with Rule 12b-1 of the Investment Company Act, the term "Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
2 Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund.
3 In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions" mean
"repurchases" of shares.
4 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal
Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers.
These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
5 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b)
plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
6 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class
C shares of one or more Oppenheimer funds held by the Plan for more than one year.
7 This provision does not apply to IRAs.
8 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
9 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
10 This provision does not apply to IRAs.
11 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the
OppenheimerFunds-sponsored Single K retirement plan.
12 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.